Exhibit 99.10

JPM Loan ID	TRID Flag	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Alternative Condition Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Loan Status	Moody's Final Exception Level Grade	Fitch Final Exception Level Grade	S&P Final Exception Level Grade	Kroll Final Exception Level Grade	DBRS Final Exception Level Grade
110858229	Non-TRID	145258	02/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $990,000 is supported. No post closing CDA provided.	02/13/2015
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.
												2/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $990,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110858229	Non-TRID	145594	02/12/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection letter from Title Insurance provider.	05/28/2015
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.

5/27/15 - Received response from lender of: "The State of Iowa does not require CPL when the loan is closed by the bank itself. This loan conforms to these requirements for the non-requirement of a Closing Protection Letter. Although the subject property is located in the State of Missouri it is a second home and the bank that closed the loan is located and licensed in the State of Iowa, the closing took place in Iowa and the borrower's primary residence is in Iowa." **Loan closed by Lender. TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
110858229	Non-TRID	145633	02/12/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing 3rd party verification (CPA or regulatory agency) of borrower and coborrowers self employment with company a documenting a minimum of 24 months self employment. Web printouts provided (pg 121) are not sufficient. All verifications to be dated prior to Note consummation date.
										06/30/2016
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.

6/25/15 - Received response from lender of: "Self Employment". Attached is a copy of the Secretary of State search for self employment business entity. Search results reflect a filing / effective date for the business entity on 6/7/1989 with "Active" status. ** Secretary of state search for self employment business entity confirms borrowers self employment status for 24 months. Secretary of State search satisfies the verification of self employment from state regulatory agency. Secretary of State search supports the business entities website printouts in loan file that are dated within the required 10 business days of Note date. ** CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
110858229	Non-TRID	145645	02/12/2015	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
Finance charges are under disclosed by $40. Per TIL Itemization (pg 444) the lender did not disclose the $15 Courier/Overnight Fee and the $25 Wire Fee paid to the closing agent as finance charges. $40 under disclosure exceeds $35 tolerance for refinance transactions.

Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.
													Funded	B	B	B	B	B
110858229	Non-TRID	145675	02/12/2015	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged
Missing sourcing for the following large deposits on Bank statements (pg 327-333). Acct # - $14,418.87 on 12/4/2014, $5,000 on 12/18/2014 and $10,054.47 on 12/31/2014, and $6,161.56 on 11/20/2104. Balances in accounts are required for reserves and large deposits must be sourced.

Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.
													Funded	B	B	B	B	B
110858229	Non-TRID	145676	02/12/2015	Credit	Insufficient Verified Reserves (Number of Months)	CRED 0017	1	Closed
AMENDED EXCEPTION: 401K asset statements (Pg 336,343) for both borrowers are stale dated. Quarterly statements dated 9/30/2014 are more than 90 days old as of the Note date 2/3/15. Per guidelines, if the latest bank statement is dated more than 90 days earlier than the date of the loan closing, the borrower must provide a more recent supplemental bank generated form that shows the account number, balance, and date. Missing supplemental statement to support 401K assets used to satisfy reserve requirements.
										07/16/2015
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.

7/15/15 - Received a verification of deposit for 401K accounts dated 1/30/15. ** Confirmed 9 month PITI reserve requirement for subject property and 6 months reserve requirement for non-subject properties is satisfied. CRED 0017 Exception Cleared.
													Funded	A	A	A	A	A
110858229	Non-TRID	145689	02/12/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
UPDATED EXCEPTION:
 Missing documentation of full PITI on the following properties: 1) Address A Missing tax payment documentation. Copy of tenants insurance (pg 360) indicate the insurance is tenant paid. 2) Address C. Missing tax and insurance payment documentation.
										07/16/2015
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.

7/15/15 - Received tax certs for 2 commercial investment properties. ** Lender used Schedule E as proof of PITI per Appendix Q. The original loan file contains lease and letter of explanation (pg 350,351), verification of loans (pg 128,129), and Schedule E (pg 162,209) to fully document positive cash flow used for qualifying. CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
110858229	Non-TRID	145690	02/12/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Leases in file for address a (pg 351) and address b (pg 361). Final 1003 REO schedule (pg 41) and Sch E (pg 169) of tax returns does not list address a. Aerial maps/street view indicates these are 2 separate properties on the street. No explanation provided in file to document the omission of address b from 1003 and Sch E of tax returns. Missing full accounting for address a. Final review cannot be completed pending documentation of this property.
										10/08/2015
Verified credit history - 798/787 qualifying credit scores. 720 minimum required score. No derogatory credit. Credit file dates back to 8/1978. ; Verified housing payment history - 327 months of mortgage history verified paid 0x30. ; Low LTV/CLTV/HCLTV - LTV/CLTV of 61.11%. Max of 75% allowed per guidelines.

3/25/15 - Received rebuttal from lender which states: "[address a], the borrowers do not own, it is the tenants address, the tenants are leasing [address b], no documentation is required on [address a]." Agree. Both leases on pages 351 and 361 are for address b. Address a appears to be the mailing address of tenants. APP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	153035	04/05/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,550,000 is supported. No post closing CDA provided.	04/08/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

4/8/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,550,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
													Funded	A	A	A	A	A
300007930	Non-TRID	153101	04/06/2015	Credit	Missing Second Lien Note	NOTE 0005	1	Closed
Borrower obtained $100,000 2nd Lien HELOC for purchase of subject. Lender provided only a copy of 2nd Lien approval (pg 339). Lender qualified borrower with 2nd lien payment of $665. Unable to confirm 2nd lien payment terms and determine if ATR qualification method was used in determining qualifying payment. Copy of 2nd Lien Note and Mortgage are required. Final DTI review is not completed.
										04/10/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

4/9/15 - Received response from lender of: "Note and Security Instrument for HELOC".  Attached is 18 page document including Equity Line Agreement and Disclosure (6 pages) and Deed of Trust for Equity Line (pg. 7-18, total 12 pages). Initial rate is 3.29% (3.25 index plus margin 0.24%). 20 year amortization with 15 year draw period. Lender used $665 in qualifying. NOTE 0005 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	153103	04/06/2015	Credit	Guideline Exception(s)	GIDE 0001	1	Closed
Per Sales Contract addendum (pg 65) subject is being sold subject to existing Vacation Rental agreements for 2015. No copy of these agreements were provided. Lender Guidelines for Second Home (pg 12 of 70) state no agreements allowed which give a management firm control over occupancy of a property. Unable to existing rental agreements on subject meet lender guideline requirements. LOE from borrower (pg 571) states no existing agreement, however addendum to sales contract was not removed.
										04/10/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

The contract does not require the borrower to use the property as a rental, but rather, had there been a lease in place, it would force the new owner to honor it until it expired." ** GIDE 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	153106	04/06/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Both borrowers report Sch C income from employer on tax returns (pg 286, 531). Missing signed P&L and Balance Sheets to confirm no losses in 2014.	05/06/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

5/5/15 - Received a P&L and a Balance Sheet dated 3/27/2015 that reflects No Income or losses.  Date is listed as 1/1/2014 to current (3/27/2015 when executed). ** Confirms no losses for 2014. CRED 0082 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	153107	04/06/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing signed personal tax returns for 2013 and 2012. All tax return copies in file are unsigned.	04/10/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

4/9/15 - Received response from lender of: "Signed tax returns".  Attached is pages of 2012 and 2013 signature pages with signatures by attorney in fact that matches to other loan documents. CRED 0087 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	153108	04/06/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
2013 Sch E (pg 296) reflects rental property owned.  1003 (pg 221) indicates that property has been sold.  Missing copy of HUD to verify this property has been sold. If this property has been retained by borrower, full documentation of PITI and Leases will be required.
										10/13/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.
												5/5/15 - Received a copy of executed and notarized Warranty Deed on subject property. This along with the release of mortgage is sufficient proof of sale of property owned. HUD 0011 Exception Cleared.	Funded	A	A	A	A	A
300007930	Non-TRID	153109	04/06/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing 24 months of housing history. Per 1003 (pg 219) borrower has owned current primary for 19 months and rented prior primary. Credit report reflects 18 months of mortgage history on current primary. Missing 6 months of verification of rental to complete 24 months of housing history.
										10/13/2015
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.

4/29/15 - Received response from lender of: "corrected 1003". Correction was made and initialed by the borrowers.  The correction was made to the former address section on the final 1003 for prior primary to reflect it was owned by the borrowers and not rented for 3 years. Credit report in file (pg. 353) reflects a mortgage acct ending in acct #xxxx with 33 months mortgage history reviewed paid 0x30 and last activity of 08/2013.  Primary residence address note was opened 07/2013 per credit report (pg. 352), thus no gap in mortgage history with a full 50 months of prior mortgage history verified and paid 0x30.  CRED 0001 Exception Cleared.
													Funded	A	A	A	A	A
300007930	Non-TRID	252357	09/14/2016	Property	Appraisal value is not supported.	APPR 0003	3	Open	Post-closing BPO dated 9/02/2016 reflects a sale price value of $1,250,000 which does not support the original appraisal value and results in a negative -19.35% variance.
Low DTI - DTI is 28.74% on fully documented file. 43% maximum allowed. ; Income verified was not used in qualifying - Both borrower and co borrower are partners in xxxx with 11.976517% ownership each. Borrower and coborrower K1 distributions totaling $xxxx/mo was not used in qualifying. ; Verified reserves - Post closing reserves of $406,010.13. 71 months of verified PITI reserves. 9 months of PITI reserves required.
													Funded	C	C	C	C	C
300021799	Non-TRID	164794	06/12/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/13/2016
Verified housing payment history - Credit report reflects 156 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 794/799 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1993. ; Verified employment history - Borrower has 16 years verified self-employment.

6/23/15 - Received response from lender of : "Recorded DOT". Attached is a complete copy of the electronically recorded Deed of Trust. County recordation date 6/4/15. Second attachment is a copy of the electronically recorded Correction Affidavit as to Deed of Trust dated 6/12/15 and recorded 6/15/15 - The original Instrument should correctly ready as follows with respect to the clerical error described above, this being a non-material change to the Original Instrument: The dates next to the Borrowers signatures on the Notary Acknowledgement page of Original Instrument shall be recited as June 4, 2015. ** APN not provided in the DOT. Confirmed subdivision, lot, phase, and section to the original appraisal report. Copy of the recorded DOT confirms recording is complete. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300021799	Non-TRID	164795	06/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $785,000 is supported. No post closing CDA provided.	10/08/2015
Verified housing payment history - Credit report reflects 156 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 794/799 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1993. ; Verified employment history - Borrower has 16 years verified self-employment.

6/17/15 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. No exception cleared pending receipt of 3rd party CDA review. APPR 0040 Exception Remains.;
 6/19/15- Received 3rd Party Desk Review that reflects original appraisal value of $785,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300021799	Non-TRID	164809	06/13/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing documentation to confirm P&I on rental property. File contains copy of tax and insurance bills (pg 262), however the only verification of mortgage payment is on credit report for (pg 173) which reflects a payment of $2616. Missing statement to confirm is the mortgage.
										07/08/2015
Verified housing payment history - Credit report reflects 156 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 794/799 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1993. ; Verified employment history - Borrower has 16 years verified self-employment.

7/6/15 - Received response from lender of: "Rental Statement". Attached is copy of the mortgage billing statement for rental property dated 5/1/15. ** Billing statement confirms rental property monthly mortgage obligation. ** CRED 0096 Exception Cleared.
													Funded	A	A	A	A	A
300021799	Non-TRID	164810	06/13/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
AMENDED EXCEPTION: 1040 Tax Returns are missing a schedule of real estate for borrowers investment properties (pg 385,411). Pg 2 of 1040 Schedule E only reflects "Rental Real Estate" for the S Corp on Line B (pg 392,417). S Corp tax returns are incomplete. Statements referenced throughout the S Corp returns are not attached (pg 398,422).
										07/17/2015
Verified housing payment history - Credit report reflects 156 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 794/799 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1993. ; Verified employment history - Borrower has 16 years verified self-employment.

Received copies of Federal Statements for business tax returns for 2013/2014. Original loan file contains copies of 2013/2014 business tax returns without the federal statements. Borrowers Schedule E income reported on pg 1 of 2013/2014 tax returns (pg 386,411) is from pg 2 of Schedule E income reported from the S Corporations rental real estate (pg 392,417). This income is reported on borrowers K1s (pg 406,430). Schedule E income reported on pg 1 of the tax returns is detailed on pg 2 of the Schedule E, thus confirms pg 1 of Schedule E is not required. CRED 0087 Exception Cleared.
													Funded	A	A	A	A	A
300038415	Non-TRID	179421	08/26/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 96) is unsigned and undated. No lender approval in file with conditions provided. Unable to determine approval date and approving underwriter.
										09/21/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.

9/1/15 - Received response from lender: "1008". Attached is the a copy of the underwriter signed and dated 1008. Approved DTI 39.308% agrees with the 1008 that was presented in the original loan file (pg 96). APRV 0001 Exception Cleared
													Funded	A	A	A	A	A
300038415	Non-TRID	179563	08/26/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not included with legal description on attachment pg 355 or pg 3 of Deed (pg 303).	08/28/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.

8/28/15 - Best practice is to include the APN on the Security Instrument. DOT (pg 301) property address and legal description agrees with Appraisal Report (pg 457) and Title Commitment (pg 75), which satisfactorily identifies the subject property. COLL 0001 Exception Cleared.
													Funded	A	A	A	A	A
300038415	Non-TRID	179564	08/26/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										09/21/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.
												8/28/15 - Recorded DOT confirms recording is complete. DEED 0049 Exception Cleared.	Funded	A	A	A	A	A
300038415	Non-TRID	179567	08/26/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed
UPDATED EXCEPTION: CDA APN for subject property does not agree with the APN provided in the Appraisal Report (pg 457)

 ORIGINAL EXCEPTION: Missing required 3rd party appraisal analysis to reflect value of $710,000 is supported. No post closing CDA provided.
										09/21/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.
												8/28/15 - Received updated CDA report reflecting APN number to match to Appraisal. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300038415	Non-TRID	179569	08/26/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence borrower was provided with Affiliated Business Disclosure within 3 days loan application date, or provide evidence that lender, Lender, has no affiliations to disclose.	09/21/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.

9/1/15 - Received response from lender: "No Affiliates". Attached is a signed memo on lenders letterhead stating: "I hereby certify that Lender has no affiliates to disclose". ** Lender confirms no affiliates to disclose, thus no Affiliated Business Disclosure is required. COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300038415	Non-TRID	179570	08/26/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of initial application date.	09/21/2015
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.
												9/1/15 - Copy of email correspondence to borrower confirms HUD Booklet disclosure was sent to borrower on the Application Date. No evidence of signature is required. COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300038415	Non-TRID	179578	08/26/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing third party verification of self-employment dated within 30 days of Note date and verification of business address and phone number per guidelines.  No verification in loan file.  Self-employment income was used to qualify.
										05/17/2016
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.

9/21/15 - Attached is a copy of the VVoe confirming the borrowers self-employment from 1/2011 to Present per Secretary of State search that was performed on 8/3/15. Screen shot of the Secretary of State entity search was included. Lender certifies Secretary of State search was performed within 30 days of Note date. CRED 0006 Exception Cleared.
													Funded	A	A	A	A	A
300038415	Non-TRID	179683	08/27/2015	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	No IRS transcripts provided in file. IRS rejection notice provided in file (pg 432, 95). Borrower should contact IRS directly to obtain IRS transcripts. Transcripts required per guidelines.
Verified credit history - 784 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 07/1989.; Verified housing payment history - Credit report reflects 134 months of current and prior mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $82,952 of PITI reserves verified. $80,334 (12 months for subject and 6 months for 2 financed REO properties) required per guidelines. All lender reserve requirements have been met.  Borrower has additional 401K reserves not used (missing terms of withdrawal), but are an additional compensating factor.
													Funded	B	B	B	B	B
300044290	Non-TRID	180101	09/01/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Subject Parcel ID# number was not listed on Deed of Trust (pg 376).	09/03/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/3/15 - Best practice is to list the APN on the Security Instrument. Deed of Trust property address and legal description satisfactorily identifies the subject property. DOT legal description agrees with title commitment and appraisal report (pg 421, 2). COLL 0001 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180102	09/01/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										09/03/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/2/15 - Received response from lender: "Recorded DOT shows unofficial due to being a copy from the county clerks office". Attached is a complete copy of the electronically recorded Deed ot Trust. County recordation date is 8/25/2015. ** Recorded copy of the DOT confirms recording is complete. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180109	09/01/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,125,000.00 is supported. No post closing CDA provided.	09/16/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.
												9/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,125,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300044290	Non-TRID	180122	09/01/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date. Affiliated Business Disclosure (pg xx) is unsigned and undated. No disclosure was provided in the file.
										09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/4/15 - Received response from lender: "Disclosure". Attached is a signed memo on lender letterhead dated 9/4/15 stating: "We do not use affiliates and we are not an affiliated company". ** Lender states no affiliates to disclose, thus no Affiliated Business Disclosure required. COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180124	09/01/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence to confirm Notice to home loan applicant was provided to borrowers within 3 business days of application date.	09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/4/15 - Received response from lender: "Credit report and Disclosure". Attached are copies of the credit report, Right to Receive Credit Scores, and Notice to Home Loan Application dated 5/11/15. FACT 0001 Exception cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180125	09/01/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence to confirm Right to receive credit score notification was provided to borrowers within 3 business days of application date.	09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/4/15 - Received response from lender: "Credit report and Disclosure". Attached are copies of the credit report, Right to Receive Credit Scores, and Notice to Home Loan Application dated 5/11/15. FACT 0002 Exception cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180130	09/01/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN number was not provided on Deed of Trust. Unable to compare APN from appraisal.	09/03/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/2/15 - Best practice is to list the APN on the Security Instrument. Deed of Trust property address and legal description satisfactorily identifies the subject property. DOT legal description agrees with title commitment and appraisal report (pg 421, 2). COLL 0002 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180133	09/01/2015	Credit	Potential credit depth risk - Minimum Number of Tradelines is less than 3	CRED 0098	1	Closed
Credit report is missing from the file. Unable to confirm  whether credit depth, FICO score requirement and tradeline requirements are met. Credit review not complete. Upon receipt of missing documentation, additional conditions may apply.
										09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/4/15 - Received response from lender: "Credit Report". Attached is a copy of the credit report dated 5/11/15 and letter of explanation for inquiries within the past 120 days. Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Minimum Score Required 720). Credit report confirms borrowers meet the minimum tradeline requirement. CRED 0098 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180137	09/01/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
UPDATED EXCEPTION: Asset statement dated 5/31/15 provided via Stips 9/4.  Missing complete 2 months asset statements for accounts ending: xxxx.  Missing Terms of Withdrawal for 401K plan accounts ending xxxx and xxxx. Assets are required to meet reserve requirements.
										09/15/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/15/15 - Transaction detail completes the 2 month asset statement requirement. Terms of Withdrawal for 401K plan accounts ending 1723 and 1913 is not required since funds were excluded from review and all asset requirements have been satisfied based on the remaining fully documented assets. CRED 0083 Exception Cleared. ;
													Funded	A	A	A	A	A
300044290	Non-TRID	180138	09/01/2015	Credit	Missing Credit Report	CR 0001	1	Closed
Credit report was not provided in the file. Unable to confirm Final DTI, previous mortgage rating and whether LOX on inquiry is needed. Review utilized debts reflected on Final 1003 for data entry (pg 478). Credit review not complete. Upon receipt of missing documentation, additional conditions may apply.
										09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/4/15 - Received response from lender: "Credit Report". Attached is a copy of the borrowers credit report dated 5/11/15 and letter of explanation for credit inquiries within the past 120 days. Satisfactory mortgage rating with 49 months reviewed. Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported. Minimum credit score required 720. Liabilities updated. CR 0001 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180145	09/01/2015	Compliance	Finance charge under disclosed	COMP 0001	1	Closed
Finance charges are under disclosed by $1,544.58. There is a seller credit on line #209 of the HUD1 in the amount of $11,622.29. HUD Addendum/Breakdown is provided in file (pg 353), however, itemized seller credit totals to $11,221.39 which does not match amount of seller credit on line 209 of the Final HUD of $11,622.29. Actual seller credit and breakdown must match. Additionally, there appears to be an overage in seller credit for borrowers' escrow account. Per HUD addendum, seller is crediting borrower a total of $5,370.60 for tax and insurance reserves which is $2,488.27 over the actual initial deposit required for escrow account on line 1001 of the HUD ($720.24 credit for insurance impound plus $4,650.36 credit for tax impound minus $2,488.27 aggregate adjustment). The disclosed finance charge ($250,688.32) is ($1,544.58) below the actual finance charge($252,232.90). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1); OSC 17(c)(2)(ii)-1).
										09/15/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.

9/15/15 - Confirmed Seller credit for the impound account totaling $2507.63 does not exceed borrowers initial deposit of $2882.33. Under-disclosure is resolved by applying seller credit as detailed. COMP 0001 Exception Cleared.
													Funded	A	A	A	A	A
300044290	Non-TRID	180174	09/01/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed	Appraisal report is deficient due to the following: Page 1 of appraisal report has conflicting information regarding HOA dues. Both monthly and yearly has been checked. Review utilized $4,000/year.	09/16/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.
												9/16/15 - Received an amended appraisal with yearly box checked. Dues is reflected as $4,000/year. APPR 0002 Exception Cleared.	Funded	A	A	A	A	A
300044290	Non-TRID	180175	09/01/2015	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed	Missing Final HUD 1 to confirm departing residence located at (address) was sold. PITI excluded from ratio (pg 478).	09/04/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.
												9/4/15 - Received response from lender: "HUD". Attached is a copy of the Final HUD1 Settlement Statement signed by the Settlement agent for departing residence. HUD 0011 Exception Cleared.	Funded	A	A	A	A	A
300044290	Non-TRID	180176	09/01/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
Processors cert in file confirms that processor spoke with the city planning and permits department and they state homes built within the city limits do not require a certificate of occupancy (pg 399), however, document is missing processor's signature. Inspection Report for subject confirms building is Final (pg 398).
										09/15/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.
												9/15/15 -The final building inspection status for subject is pass, thus confirms construction is complete and is suitable for occupancy. PROP 0012 Exception Cleared.	Funded	A	A	A	A	A
300044290	Non-TRID	180232	09/02/2015	Compliance	Missing Interim GFE Due to Lock Event	RESPA 0016	1	Closed	Missing re-disclosed GFE to correspond with 07/29/15 lock date (pg 884). None found in file.	09/15/2015
Verified employment history - Verified 9 yrs self employed per Franchise Tax board pg 43.; Verified credit history - Oldest tradeline 3/1994, Middle credit scores 782/788 no derogatory credit history reported (Stip 9/4). Minimum credit score required is 720.
												9/15/15 - Re-disclosed date 7/29/15 confirms GFE was issued within the required 3 business days from Change/Rate Lock date. RESPA 00016 Exception Cleared.	Funded	A	A	A	A	A
300014071	Non-TRID	181054	09/08/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Security instrument on pg 34 does not have an APN number. Parcel ID Number field was left blank.	09/11/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "Corrected Mortgage". Attached is a signed memo on lender letterhead that states: "Please allow this to serve as a letter of intent to re-record the Mortgage on the above mentioned loan (Borrower Last Name and Loan Number Provided). Once the original is received, we will ass the Parcel ID# to page 3, and re-record if necessary". Included is a complete copy of the corrected Mortgage that lists the Parcel ID on pg 3 of the document. Confirmed Parcel ID with Appraisal APN (pg 2). COLL 0001 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181073	09/08/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN was not listed on Security instrument or on Title Commitment (pg 58). Unable to confirm APN on appraisal matches the actual APN.	09/11/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "Corrected Mortgage". Attached is a signed memo on lender letterhead that states: "Please allow this to serve as a letter of intent to re-record the Mortgage on the above mentioned loan (Borrower Last Name and Loan Number Provided). Once the original is received, we will ass the Parcel ID# to page 3, and re-record if necessary". Included is a complete copy of the corrected Mortgage that lists the Parcel ID on pg 3 of the document. Confirmed Parcel ID with Appraisal APN (pg 2). COLL 0002 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181080	09/08/2015	Compliance	10% Tolerance Violation between GFE and HUD1	RESPA 0009	1	Closed
Final GFE (pg 350) disclosed 10% fees of $2481. Final HUD disclosed 10% fees of $3053.24. Difference of $572.24 exceeds 10% tolerance. Lender issued cure on HUD, Line 205 (pg 285) of $147.90. Cure was applied, however it is insufficient to cure under disclosure. Missing redisclosed GFE or evidence additional cure was was provided to borrower within 30 days of closing.
										09/17/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "Attached is the final GFE and HUD-1. Please advise where you are pulling the $2481 & $3053.24 from as the GFE shows $801 and HUD shows $1025 in the 10 tolerance block. The RESPA cure on line 205 is $143.9 cure for the 10% tolerance block plus $4.00 for the increase in transfer taxes". 10% violation cleared based on borrower shopping and choosing a Settlement Agent not listed on the Service Providers list (pg 366). RESPA 0009 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181167	09/08/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	09/11/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "LOE". Attached is a signed memo on lender letterhead stating: "Please allow this to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower. This notice is sent directly to the borrower from the credit reporting bureau". FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181168	09/08/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Score disclosure.	09/11/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "Disclosure as provided in original submission". Attached is Welcome letter which shows under page 2 the Fair Credit. Also attached are two screenshots from the Lender system that shows when disclosures were emailed to the borrower. 1st screenshot shows date disclosures were sent out (Packet #2-Init Disclosure). 2nd screenshot shows what disclosures where sent to borrower via e-mail".  Welcome Letter along with two screen prints that contained a history log that reflects a line item of "Init Disclosure" with a date of 4/13/15 and in columns B and C and handwritten notes to reflect column B is "Date Created" and column C is Date Provided.  Second print screen reflects line #12 HOME LOAN Disclosure Booklet (900079)and itemization of all disclosures included in Packet #2 of Initial Disclosures. Application date is 4/10/15, thus disclosures were sent within 3 business days and proof borrower received notice of "right to receive credit scores".  **  FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181334	09/09/2015	Compliance	Box 8. - Transfer taxes cannot increase on HUD1	RESPA 0013	1	Closed
Final GFE dated 8/14/2015 (pg 349) disclosed Transfer Taxes of $485. Final HUD (pg 286) reflects borrower paid $489 in Transfer Taxes at closing. Transfer taxes increased $4.00 from final GFE to final HUD. Transfer Taxes are 0% tolerance fee.  Missing redisclosed GFE dated 3 days prior to closing or evidence of $4.00 cure provided to borrower within 30 days of closing.
										09/11/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received response from lender: "Attached is the final GFE and HUD. The RESPA cure of $147.90 on line 205 is $143.90 for 10% tolerance block + $4.00 RESPA cure for the transfer tax increase. ** HUD1 Line 205 (pg 285) reflects a RESPA CURE totaling $147.90. Lender confirmed credit to cure RESPA Violation is to be applied as follows: $143.90 10% Tolerance and $4 Transfer Taxes. Credit of $4 to Transfer Taxes is sufficient to clear the exception. RESPA 0013 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181341	09/09/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
VVOE (pg 84) dated 8/3/2015 does not meet lender guideline requirements of verification of employment required within 10 days prior to Note date.  VVOE dated 8/3/2015 is not within 10 business days of Note date of 8/24/2015.
										09/17/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/16/15 - Received Verbal VOE dated 08/14/2015 from Documented Employer which is a subsidiary of current employer per document presented via APP 0006. VVOE is dated within 10 days prior to Note date. CRED 0007 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181384	09/09/2015	Credit	Missing Subordination Agreement	NOTE 0006	1	Closed	Subordination Agreement (pg 277) is incomplete. Section of Subordination Agreement to contain information on subject lien is not complete and was left blank.	09/17/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.
												9/16/15 - Received response from lender: "Completed Subordination Agreement". Attached is a complete copy of the recorded Subordination Agreement. NOTE 0006 Exception Cleared.	Funded	A	A	A	A	A
300014071	Non-TRID	181385	09/09/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003 (pg 294) lists borrowers employer. All other income documentation in file - paystubs (pg 90), W2s (pg 119) and VOE (pg 84) list different employer. Missing explanation of discrepancy between employer on 1003 and income documentation.
										09/17/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/10/15 - Received lender response of: "Please see the attached that was provided in the original submission. Employer is a subsidiary of Documented Employer." Attached is a print out from Documented Employers website dated 04/30/15. Bottom portion of the document confirms Employer is a subsidiary of Documented Employer. APP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300014071	Non-TRID	181400	09/09/2015	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Current 2nd Lien HELOC (pg 244) in the amount of $98,000 is maturing on 3/26/2016 which is within 7 months of loan closing. HELOC was subordinated and line of credit left at $98,000. Missing evidence from lender that current 2nd lien will be renewed.  If current lien will not be renewed borrower must have sufficient liquid assets to retire the debt in full.  Based on current line amount of $98,000 borrower has sufficient liquid asset to payoff the debt, however there would be insufficient remaining reserves to meet lender requirements.
										09/17/2015
Verified employment history - Verified 25.6 yr stable job history with the same company per VOE.; Verified credit history - 746 qualifying score. Minimum required score of 700. No material derogatory credit. Credit file dates back to 8/1987.; Verified housing payment history - 115 months of current and prior mortgage history paid 0x30.

9/16/15 - Received response from lender: "Attached is an email from Loan officer; 2nd lien will be renewed. They will renew closer to the maturity of lien". Attached is a copy of email correspondence from the lender stating: "...Wanted to let you know we will work on renewing the line of credit on the amount of $98,000 for Borrower when it is closer to maturity". ** Lender states that the HELOC debt will be renewed closer to maturity, thus confirms reserves will not be required to payoff subordinated 2nd lien HELOC at maturity. CRED 0097 Exception Cleared.
													Funded	A	A	A	A	A
300034355	Non-TRID	184780	09/29/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $700,000 is supported. No post closing CDA provided.	09/30/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

9/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is within 10% tolerance of the desk review value of $640,000. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300034355	Non-TRID	184847	09/29/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. Fraud report (pg 14) is incomplete. Missing complete, comprehensive fraud report.	10/23/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

10/22/15 - Received a complete copy of fraud report dated 7/8/14, Fraud score is 764 with all alerts marked "ok" indicating all alerts have been addressed. The fraud report provided is an updated report from the incomplete copy of the fraud report dated 6/22/15 that was presented in the original loan file (pg 14). Initial fraud report dated 6/22/15 reflects a score of 757 with medium and high alerts initialed by lender. ** CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300034355	Non-TRID	184877	09/29/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed	Missing Construction Contract or construction cost breakdown signed by the borrower and builder required to document acquisition costs, as required per lender guidelines.	10/23/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

10/22/15 - Received response from lender: "Construction Breakdown".  Attached is a copy of the signed construction proposal for subject property including estimate of construction cost breakdown. Borrowers signature signifies acceptance of the proposal. ** CR 0005 Exception Cleared.
													Approved	A	A	A	A	A
300034355	Non-TRID	184881	09/29/2015	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed
Missing evidence that borrower was provided with Homeownership Counseling Disclosure dated within 3 days of application date. Lender provided copy of counseling agencies (pg 365), however the dated disclosure form was not provided.
										10/23/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

10/22/15 - Received response from lender: "Disclosure". Attached is a copy of the Homeownership Counseling List dated on the application date. Disclosure provides 10 HUD approved counseling agencies. RESPA 0029 Exception Cleared.
													Approved	A	A	A	A	A
300034355	Non-TRID	184904	09/29/2015	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing two years of W2 forms for borrower as required per lender guidelines.	10/23/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.
												10/22/15 - Received response from lender: "2013 W2". Attached are copies of B1 and B2 2013 W2s. 2014 W2s were received via Stips on 10/22. 2 years W2s provided. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300034355	Non-TRID	184905	09/29/2015	Compliance	Missing Schedule A	RESPA 0028	1	Closed	Missing Schedule A/Settlement Provider Listing addendum to GFE.	10/23/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

10/22/15 - Received response from lender: "Disclosure". Attached is a signed memo from lender stating: "Lender has chosen not to provide a service provider list. Lender has elected for the 10% option rather than provide the list". ** Previously received letter from lender on file (Recd 4/24) states  Lender does not allow borrowers to shop for services, which is in support of the Lender memos that were presented to clear this exception. RESPA 0028 Exception Cleared
													Approved	A	A	A	A	A
300034355	Non-TRID	184906	09/29/2015	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
Finance charges are underdisclosed by $215. Per HUD (pg 44) borrower was charged $100 (Line 809) and $115 (Line 1109) for O&E reports on the borrowers other REO properties. O&E reports were used to document that borrowers other REO properties were Free and Clear. These charges were not disclosed on Itemization.  The disclosed finance charge ($159,475.13) is ($215.00) below the actual finance charge($159,690.13). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.

Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.
													Approved	B	B	B	B	B
300034355	Non-TRID	184910	09/29/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Appraiser was not able to bracket subject value of $700,000 with sold comps, except for Comp 4 which required a large location adjustment and does not appear to be a valid comparable. Comps 1, 2 and 3 sold for $540,000, $633,500 and $425,000 respectively. Adjusted values are $550,385, 603,660 and $466,435.  Appraiser was only able to bracket subject value of $700,000 with Comp 4 and Listing Comp 5. Both Comp 4 and 5 are located further from subject than all other comparables. Appraisal value of $700,000 is not supported by the comparables provided.
										09/30/2015
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.

9/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $700,000 is within 10% tolerance of the desk review value of $640,000. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
													Approved	A	A	A	A	A
300034355	Non-TRID	252372	09/14/2016	Property	Appraisal value is not supported.	APPR 0003	3	Open	Post-closing BPO dated 9/09/2016 reflects a sale price value of $550,000 which does not support the original appraisal value and results in a negative -21.43% variance.
Verified credit history - 811/815 qualifying credit scores. 720 minimum required. No derogatory credit. Credit file dates back to 12/1978. ; Verified employment history - Per written VOE (pg 237) borrower has been on current job since 1978 (36 years). ; Verified reserves - Post closing reserves of $111,992.79. 113 months of verified PITI reserves. 9 months required. Sufficient reserves to meet 6 months on other REO properties. Borrower has an additional $2,270,289.60 which is not included due to insufficient terms of withdrawal.
													Approved With Conditions	C	C	C	C	C
300064688	Non-TRID	186035	10/15/2015	Credit	Missing Inter Vivos Revocable Trust Agreement	TRST 0001	1	Closed	Borrowers executed Note and Deed individually and as Trustees of borrowers revocable trust dated 6/19/2014. No Trust Agreement was provided in the image file.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.

10/19/15 - Received response from lender: "Trust Agreement Attached". Attached is a complete copy of the borrowers revocable trust dated xxxx. Trust agreement confirms borrowers are Settlors and Co-Trustees. TRST 0001 Exception Cleared.
													Approved	A	A	A	A	A
300064688	Non-TRID	186037	10/15/2015	Credit	Missing Final 1003 Application	APP 0001	1	Closed	No executed, Final 1003 was provided in the image file. Initial 1003, pg 240, provided only. Missing final 1003 signed by borrower and lender loan officer.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/19/2015 - Received response from lender: "Final 1003". Attached is a complete copy of the borrower signed Final 1003/Application dated 10/5/15. APP 0001 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186039	10/15/2015	Compliance	Final Application not provided within 1 business day of closing	TXEQ 0008	1	Closed	No Final 1003 was provided in the image file. Texas compliance cannot be completed.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/19/2015 - Received response from lender: "Final 1003". Attached is a complete copy of the borrower signed Final 1003/Application dated within 1 business day of closing. TXEQ 0008 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186041	10/15/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $535,000 is supported. No post closing CDA provided.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $535,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186064	10/15/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence the borrowers were provided a copy of the appraisal.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/19/15 - Included is a complete copy of the original appraisal report dated 9/2/15 with value of $535,000. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186065	10/15/2015	Credit	Missing Title Evidence	TITL 0001	1	Closed	No commitment or final title policy was provided in the image file. Closing Protection Letter provided, pg 181.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/19/15 - Received response from lender: "Title Policy". Attached is a copy of Title Commitment for subject transaction. TITL 0001 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186066	10/15/2015	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	No declaration page or any other evidence of hazard insurance was provided in the image file. Hazard Insurance Calculation worksheet provided, pg 180, which reflects coverage of $510,400.	10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.

10/19/15 - Received response from lender: "Hazard Declarations". Attached is copy of the insurance dec page for subject property. Dec page confirms dwelling coverage is current and is sufficient to cover the Note amount. HAZ 0005 Exception Cleared.
													Approved	A	A	A	A	A
300064688	Non-TRID	186114	10/15/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided.
										10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.
												10/19/15 - Closing instructions provide specific detail to indicate how closing agent is to send legal documents to proper recording office. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300064688	Non-TRID	186115	10/15/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed
Parcel ID number on Mortgage (pg 317) is XXXXX. Parcel Number on appraisal is XXXXXX. Per Tax Cert (pg 84) the Owner ID is XXXXXX and the Property ID is XXXXXX. Parcel ID Number on Mortgage document is not correct.
										10/20/2015
Verified reserves - File contains proof of 27 months of verified reserves when guidelines require 12 months be verified.; Low DTI - DTI of 15.31% is well below the Lender guidelines max allowed of 43% on Jumbo 15 yr program.; Verified credit history - Per the credit report in file, borrower has established credit history with current open/active accounts. History on credit report reflects account opened back to 2000 with all credit verified paid 0x30 and FICO scores of 781/781.

10/19/15 - Attached is a copy of the amended DOT. DOT pg 3 was corrected to reflect the correct Parcel ID that was provided in the appraisal report (pg 2).** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	185994	10/14/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 14) is unsigned and undated. No lender approval in file with conditions provided. Unable to determine final loan terms, approval date and approving underwriter.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received four page Final Income and Debt Worksheet that reflects the underwriter signature and a print date at bottom of pages 1-3 and initials on bottom of page 4.  The final DTI reflected on page one is 41.69% which matches to the income and debt worksheet in file (pg. 267).  APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186001	10/14/2015	Credit	Missing Final 1003 Application	APP 0001	1	Closed	No final 1003 signed by borrower and loan officer was provided in the file. Only initial 1003 provided with electronic signatures (pg. 309).	10/29/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.
												10/20/15 - Received borrower executed and dated final 1003. APP 0001 Exception Cleared.	Approved	A	A	A	A	A
300041946	Non-TRID	186002	10/14/2015	Credit	Initial 1003 Application is Incomplete	APP 0004	1	Closed	Initial 1003 is missing the following: Home phone number, Dates of Employment for borrower and coborrower.	10/29/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/28/15 - Received response from lender: "Initial 1003 with missing data". Attached is a copy of the borrower e-signed initial 1003/Application dated 7/21/15. B1 phone number and B1/B2 employment information is listed. B2 phone number is listed on the Final 1003/Application that was received via Stips on 10/20/15 (Ref APP 0001). APP 0004 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186006	10/14/2015	Compliance	Final Application not provided within 1 business day of closing	TXEQ 0008	1	Closed	Missing final 1003. State of Texas compliance testing cannot be completed.	10/29/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.
												10/20/15 - Received borrower executed and dated final 1003. TXEQ 0008 Exception Cleared.	Approved	A	A	A	A	A
300041946	Non-TRID	186007	10/14/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										10/20/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186008	10/14/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $782,000 is supported. No post closing CDA provided.	10/15/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/15/15 - Received 3rd Party Desk Review that reflects original appraisal value of $782,000 is supported within 10% tolerance of the CDA value of $765,000 creating a negative 2.17% variance. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186011	10/14/2015	Compliance	ROR cannot expire in less than 3 business days from the execution or transaction date	ROR 0012	1	Closed
Right to Cancel form (pg 419) reflects expiration date which did not allow borrower 3 days from execution date to rescind. Per HUD (pg 380) the disbursement  date was later then disclosed on ROR form.  The lender's disclosed "Right to Cancel Expire Date" is earlier than the calculated "Right to Cancel Expire Date".  Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/28/15 - Received response from lender: "ROR". Attached are copies of the borrower signed H8 Notice of Right to Cancel forms evidencing rescission has been reopened for subject transaction. Disclosure was executed by B1 and B2 with disclosed rescission expiration allowing 3 business days.  ROR rescission period has elapsed. Borrowers signatures and date  confirm borrowers did not exercise their right to cancel. ROR 0012 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186014	10/14/2015	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower was provided with Notice to Home Loan Applicant disclosure.	10/20/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "LOE". Attached is a lender letter on letterhead that states to "please allow this (letter) to serve as evidence that the FACTA Notice to Loan Applicant disclosure has been provided to the borrower(s). This notice is sent directly to the borrower(s) from the credit reporting bureau".  The lender has to go directly to the Credit Bureau to request a copy. ** FACT 0001 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186015	10/14/2015	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower was provided with Right to Receive Credit Scores disclosure.	10/20/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "Welcome letter with disclosure as well as esignature report showing borrowers reviewed the disclosure". Attached is 10-page Welcome letter. 2nd page under Fair Credit Reporting Act Notice confirms disclosure and eSign Process Summary confirms disclosure created within 3 business days of the application date for the subject loan file.  FACT 0002 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186019	10/14/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Minimum insurance coverage required of $581,145 which is lower then the cost to replace on appraisal and Note amount. Current coverage of $625,600 is expiring on 11/20/2015 (pg 273). Updated policy (pg 271) with recent effective date reflects coverage of $485,000 which is not sufficient. As of Note date the  insurance coverage was insufficient. Based on documents in file borrower has reduced the amount of insurance coverage.

										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "Revised Hazard Dec page". Attached is a Dec Page that reflects dwelling coverage to match to the Note amount with evidence that extended limits reflected as included. One year policy term was in effect at time of consummation for subject refinance transaction. HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186026	10/15/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing Verbal verification of 24 months of employment for borrower and coborrower dated within 10 days prior to loan closing as required per lender guidelines.	05/17/2016
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

11/3/15 - Received response from lender: "VVoes". Attached is a copy of a pre-consummation dated Voe for B1 confirming employment for 3.83 years, thus confirming 2 years employment verification with no 30+ day employment gaps. Second attachment is a copy of a pre-consummation dated Voe for B2 confirming employment for 12.25 years, thus confirming 2 years employment verification with no 30+ day employment gaps. ** Exception is cleared. Refer to new exception APP 0006. CRED 0006 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186029	10/15/2015	Credit	Unacceptable Mortgage History	CRED 0001	2	Acknowledged
24 months of mortgage history on current residence required. Borrower in subject with mortgage reporting for 20 months on credit report(pg 125) and 21 months on mortgage history (pg 377). Per 1003 (pg 306) borrower was renting at prior primary. Missing an additional 3-4 months of rental/housing history for primary residence reflecting 0x30 payment history.

Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

Client: 11/17/15 - Received a call from client and email to confirm they approved exception as an override based on prior satisfactory mortgage history and verified remaining reserves.  Override CRED 0001 Exception to EV2 level.
													Approved	B	B	B	B	B
300041946	Non-TRID	186031	10/15/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed
Missing Change of Circumstance documentation dated within 3 days prior to redisclosed GFE (pg 424) reflecting change in loan amount and payment. Lender letter (pg 421) indicates the redisclosure provided is an initial disclosure. No reference the change in terms was documented.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "All GFEs and Change of Circumstances". Attached is 20 page document that includes five GFEs as well as evidence of a COC changes per the lender LOS screen prints with corresponding dates for Product type/program change. The Lender stated which COC corresponded to which GFE. RESPA 0005 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186032	10/15/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	1	Closed
Final GFE (pg 424) disclosed $0 Box 2 fee. Final HUD (pg 380) disclosed 802 Discount Fee of $1564. Fee charged to borrower was increased after disclosure. Missing redisclosed GFE dated within 3 days of Changed Circumstance which resulted in increase fee. No evidence of lender cure provided in file.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "All GFEs and Change of Circumstances". Attached is 20 page document that includes five GFEs as well as evidence of a COC changes per the lender LOS screen prints with corresponding dates for Product type/program change. The Lender stated which COC corresponded to which GFE. RESPA 0011 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186033	10/15/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	1	Closed
Final GFE (pg 424) disclosed $1110 Box A fee. Final HUD (pg 380) disclosed 803 Adjusted Origination Fee of $2623.50. Adjusted Origination Fee charged to borrower was increased after disclosure. Missing redisclosed GFE dated within 3 days of Changed Circumstance which resulted in increased fee. No evidence of lender cure provided in file.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/20/15 - Received response from lender of: "All GFEs and Change of Circumstances". Attached is 20 page document that includes five GFEs as well as evidence of a COC changes per the lender LOS screen prints with corresponding dates for Product type/program change. The Lender stated which COC corresponded to which GFE. RESPA 0011 Exception Cleared. RESPA 0012 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186074	10/15/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence that borrower was provided with both appraisals used by lender for review.	10/20/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.
												10/20/15 - Confirms that borrowers were provided with evidence of two appraisals used by the lender. ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300041946	Non-TRID	186093	10/15/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Based on address REO property is located in a condominium complex. File contains only verification of PITI expenses (pg 179). Missing verification of HOA expenses for Hawaii REO property.	11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

10/26/15 - Received response from lender: "HOA Assessment". Attached is a letter from the homeowners association confirming the most recent years monthly assessment rate of $716.88, which is in support of the 1040 Schedule E (pg 201,213) used to calculate the REO loss used for qualifying. CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186095	10/15/2015	Credit	Missing Lease Agreement and/or Not Executed	LEAS 0001	1	Closed
Per 1003 (pg 308) lender included rental income from two REO properties in qualifying. No copies of leases were provided as required per Appendix Q. Missing final 1003 or lender loan approvals to confirm if rental income used for final loan approvals. If rental income was utilized, current leases will be required.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

11/10/15 - Received lender response of: "VOR payment". Lender attached a copy of Owner Statement for CA property prepared by the property manager listed on rental agreement. Statement confirms receipt of $1,100 from tenant listed on the expired rental agreement. Post consummation dated Owner Statement supports the pre consummation dated lease agreement, thus acceptable. Receipt of recent rent payment confirms active month-to-month tenancy. LEAS 0001 Exception Cleared.
													Approved	A	A	A	A	A
300041946	Non-TRID	186100	10/15/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documents are deficient for the following:  1) Missing complete statement for IRA account ending #xxxx (pg 145). Statement is missing pages 4 and 5 of statement.  2) IRA account (pg 145, 148) and 401k account (pg 155, 161) are missing one statement to confirm two months of consecutive bank statements as required.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.
												10/26/15 - Asset statements provided do not document the withdrawal, thus deposited funds were excluded for review. Confirmed minimum reserve requirement was satisfied. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300041946	Non-TRID	186104	10/15/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed. Fraud report (pg 169) is not a complete report.	11/03/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.
												11/3/15 - Received response from lender: "Fraud Report". Attached is a copy of the fraud report. Fraud Scores are 999/1000, All variances cleared by lender. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300041946	Non-TRID	187785	11/03/2015	Credit	Discrepancy between 1003 and documentation stated and/or verified in file	APP 0006	1	Closed
Final 1003/Application received via Stips (APP 0001) indicates B1 has been employed with present employer for 2 years, however, Voe received (CRED 0006) confirms employment for 3.83 years. Final 1003/Application indicates B2 has been employed with present employer for 3 years with 12 years employment in the same profession, however, Voe received (CRED 0006) confirms employment for 12.25 years. Lender is to address the discrepancy and revise the 1003/Application to reflect confirmed employment dates. All revisions must be initialed by the borrower to evidence acknowledgment of the changes. A complete copy (includes ALL pages) of the 1003/Application must be submitted to clean room to satisfy the exception.
										11/17/2015
Verified reserves - Total post closing reserves of $273871.14. 12 months PITI reserves on subject required. 46 months of PITI reserves are verified. Lender reserve requirements were met. ; Verified credit history - 806/741 qualifying credit scores. 720 is minimum required. No derogatory credit. Credit file dates back to 9/1991.

11/5/15 - Received response from lender: "Revised signed Final 1003". Attached is a complete copy of the borrower signed revised 1003/Application. The employment section of the 1003 was revised to reflect the verified (REF CRED 0006-VOE) employment dates with present employer of 3.83 years for B1 and 12.25 years for B2. APP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192097	12/09/2015	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 (pg 241) is not signed by the underwriter and no approval date was provided. Missing signed and dated, final lender approval document.	12/15/2015
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

12/14/15 - Received response from lender of: "signed / dated 1008".  Attached is executed and dated 1008 with cover letter, 1003 and underwriting worksheet that is executed attached.  APRV 0003 Exception Cleared
													Approved	A	A	A	A	A
300078685	TRID	192098	12/09/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	2	Acknowledged	APN/PIN was not provided on Deed of Trust (pg 265) or included in Legal Description. PIN section on page 1 of Deed of Trust was left blank. Unable to confirm APN matches appraisal and title.
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.
													Approved	B	B	B	B	B
300078685	TRID	192099	12/09/2015	Compliance	ROR cannot expire in less than 3 business days from the execution or transaction date	ROR 0012	1	Closed
Notice of Right to Cancel (pg 283) reflects the incorrect Rescission period expiration date. Stated expiration date of 11/24/2015 is prior to Transaction date of 11/30/2015. The lender's disclosed "Right to Cancel Expire Date" (2015-11-24) is earlier than the calculated "Right to Cancel Expire Date" (2015-12-03). Under Reg Z, funds may not be disbursed to the borrower until the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c); 12 CFR 1026.15(c); and the Official Staff Commentary to Reg Z)
										01/11/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

1/11/16 - Received response from lender: "ROR". Attached are copies of the borrower signed Notice of Right to Cancel dated 12/31/15 disclosing a reopened rescission period with expiration on 1/5/16. ROR Exception Cleared as ROR expiration date has passed. Borrowers signatures on 1/6/16 confirms that 3 business days elapsed and that the borrowers did not exercise their right to cancel. ROR 0012 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192103	12/09/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	12/15/2015
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.
												12/14/15 - Received lenders Fraud report with all alerts satisfactorily addressed reflecting a low risk score of 1000. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300078685	TRID	192109	12/09/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 288) does not list the Loan Origination Company Identifier (NMLS). Lender number is required.	01/20/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

1/20/2016 - Received response from lender of: "amended and initialed final 1003".  Attached is an amended and initialed 1003 reflecting the Loan Origination Company Identifier (NMLS). APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192111	12/09/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado, Net Tangible Benefit disclosure signed by borrower, required by State of Colorado.	02/03/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

2/2/16 - Received response from lender of: "Please see attached email, citing Colorado Statute 12-61-904. As a bank, we are exempt from the requirement".  Attached is a memo from the lender that reflects "Based on research, Colorado Revised Statute 12-61-904(c) specifically exempts our bank from the TNB form. Included is copy of rule. ** Agree, The Colorado NTB rule's requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192112	12/09/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	UPDATED EXCEPTION: Missing evidence borrower was provided with Privacy Disclosure.	02/05/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

2/5/16 - Received response from lender: "Please see screen shot documentation evidencing privacy disclosure sent". Attached is a screen print of the lenders LOS that lists released documents related to the loan number. Electronic docu/tech credit package was added on 10/30/15. Snapshot of the attachment included reflects a copy of the lenders privacy disclosure. ** Lenders LOS screen print confirms that the lenders Privacy Disclosure was included in the credit package for subject loan that was electronically created on 10/30/15. Proof of customer signature is not required, thus exception cleared.  COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192113	12/09/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that borrower was provided with Affiliated Business Disclosure within 3 days of application date, and executed by the borrower.	12/15/2015
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

12/14/15 - Received response from lender of: "LOE".  Attached is lender letter executed by a VP of the bank on bank letterhead that reflects that the bank has no affiliations".  COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192116	12/09/2015	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing evidence borrower was provided with Intent to Proceed.	01/06/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

1/5/16 - Received response from lender: "Intent to Proceed". Attached is a screen print of lenders origination information for subject transaction reflecting "Intent to Proceed" date on 10/28/15 with "Oral Telephone" selected as communication method. ** Exception is cleared. Confirmed primary borrower name, loan number, and that the documented intent to proceed date is on the same date as the initial LE. TRID 0130 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192117	12/09/2015	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that borrower was provided with Home Loan Toolkit.	01/11/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.
												1/11/16 - Subject is a refinance transaction. Toolkit applies to Purchase transaction. TRID 0133 Exception Cleared.	Approved	A	A	A	A	A
300078685	TRID	192162	12/10/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive Appraisal disclosure. Missing acknowledgement from borrower that they were provided with a copy of appraisal.	02/02/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

2/2/16 - Exception re-reviewed. Initial LE (pg 196) Other Considerations section satisfies appraisal notice requirements. Confirmed initial disclosure is dated within 3 days of the lenders application date. ECOA 0001 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192165	12/10/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing verbal verification of employment dated within 10 days, prior to Note consummation date as required per lender guidelines and Appendix Q.	12/15/2015
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

12/14/15 - Received response from lender of: "VVOE for Primary. Income for CO-B was not used". Attached is a VVOE completed by lender with borrowers employer to confirm current employment history. VVOE is dated pre-consummation.  CRED 0006 Exception Cleared.
													Approved	A	A	A	A	A
300078685	TRID	192507	12/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $820,000 is supported. No post closing CDA provided.	02/02/2016
Verified reserves - Post closing reserves of $86,522.59. 17.59 months of PITI reserves. 9 months of PITI reserves required. ; Verified credit history - 794/800 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 7/1993. ; Income verified was not used in qualifying - Borrower K1 income of $xxxx/mo verified with 2014 and 2013 K1 was not used to qualify.

12/14/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $820,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300078684	TRID	192556	12/12/2015	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Deed of Trust document (pg 281) is missing APN number. PIN section of Deed of Trust (pg 281) was not completed.	12/21/2015
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

12/18/15 - Received response from lender of: "letter of intent and corrected DOT".  Attached is lender letter stating: "Please allow this to serve as a letter of intent to re-record the Deed of Trust on the above mentioned loan. ONce the original is received, we will correct the Parcel ID# on page 1 (to match to the other documents in file) and re-record if necessary. Confirmed that APN number matches to the appraisal and legal description matches throughout title, appraisal and DOT.  COLL 0001 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192559	12/12/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 322) is missing Loan Origination Company Identifier / NMLS number.	01/20/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/20/2016 - Received response from lender of: "amended and initialed final 1003".  Attached is an amended and initialed 1003 reflecting the Loan Origination Company Identifier (NMLS). APP 0002 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192560	12/12/2015	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN number not provided on Deed of Trust. No APN number provided on title documents (pg 59). Unable to confirm APN number.	02/02/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

12/18/15 - Received response from lender of: "letter of intent and corrected DOT".  Attached is lender letter stating: "Please allow this to serve as a letter of intent to re-record the Deed of Trust on the above mentioned loan. Once the original is received, we will correct the Parcel ID# on page 1 (to match to the other documents in file) and re-record if necessary. Confirmed that APN number matches to the appraisal and legal description matches throughout title, appraisal and DOT.  COLL 0002 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192561	12/12/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,350,000 is supported. No post closing CDA provided.	02/02/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

12/15/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,350,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192562	12/12/2015	Compliance	Missing Right of Rescission Expiration Date	ROR 0008	1	Closed	Right to Cancel forms (pg 324-329) are missing the expiration date. Unable to confirm that borrower was informed of correct rescission period.	01/11/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/11/16 - Received response from lender: "ROR". Attached are copies of the borrower signed Notice of Right to Cancel dated 12/24/15 disclosing a reopened rescission period with expiration on 12/29/15. ROR Exception Cleared as ROR expiration date has passed. Borrowers signatures on 12/30/15 confirms that 3 business days elapsed and that the borrowers did not exercise their right to cancel. ROR 0008 Exception Cleared.;
													Funded	A	A	A	A	A
300078684	TRID	192564	12/12/2015	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado required Net-tangible Benefit Disclosure.	02/03/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

2/2/16 - Received response from lender of: "Please see attached email, citing Colorado Statute 12-61-904. As a bank, we are exempt from the requirement".  Attached is a memo from the lender that reflects "Based on research, Colorado Revised Statute 12-61-904(c) specifically exempts our bank from the TNB form. Included is copy of rule. ** Agree, The Colorado NTB rule's requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules.  NTB 0001 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192565	12/12/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	02/01/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.
												12/18/15 - Received response from lender of: "LOE". Attached is a letter on lender letterhead signed by an institution VP that states the lender has no affiliations. COMP 0010 Exception Cleared.	Funded	A	A	A	A	A
300078684	TRID	192567	12/12/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	UPDATED EXCEPTION: Missing evidence borrower was provided with Privacy Disclosure	02/05/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

2/5/16 - Received response from lender: "Screenshot documentation evidencing privacy disclosure sent to borrower on 11/3". Attached is a screen print of the lenders LOS that lists released documents related to the loan number. Electronic docu/tech credit package was added on 11/3/15. Snapshot of the attachment included reflects a copy of the lenders privacy disclosure. ** Lenders LOS screen print confirms that the lenders Privacy Disclosure was included in the credit package for subject loan that was electronically created on 11/3/15. Proof of customer signature is not required, thus exception cleared. COMP 0006 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192568	12/12/2015	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Borrower was not provided with Intent to Proceed document.	01/20/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/7/16 - Received response from lender: "Intent to Proceed accepted via phone. Screenshot provided". Attached is a screen print from the lenders LOS for subject transaction reflecting "Intent to Proceed" on 10/29/2015 with "Oral Telephone" selected as the "Communication Method". Confirmed intent to proceed was received within 10 business days of the initial LE (pg 234). TRID 0130 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192569	12/12/2015	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that borrower was provided with Home Loan Toolkit.	01/14/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/14/16 - Received copy of e-signed acknowledgment of receipt of settlement cost booklet along with evidence of internal screen prints to confirm delivery of disclosures and evidence of e-signatures.  ** Subject is a refinance, thus toolkit is technically not required. Is required on a purchase transaction.  TRID 0133 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192570	12/12/2015	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Consent to Receive Electronic Disclosures (pg 232) was not fully completed. Borrower did not indicate their consent by checking boxes at bottom of form.	01/20/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/20/2016 - Received response from lender of: "eConsent". Attached is Consent to Receive Electronic Disclosures form reflecting the "I Consent" check box marked and initialed by the borrowers. TRID 0135 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192571	12/12/2015	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with Right to Receive Appraisal documents. Missing evidence that borrower was provided with copy of appraisal.	02/02/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

2/2/16 - Exception re-reviewed. Initial LE (pg 234) Other Considerations section satisfies appraisal notice requirements. Confirmed initial LE is dated within 3 days of the lenders application date. ECOA 0001 Exception Cleared.
													Funded	A	A	A	A	A
300078684	TRID	192573	12/12/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing VVOEs for both borrowers dated within 10 days prior to Note consummation date. VVOEs to confirm a minimum of 24 months of employment with no gaps in employment	12/21/2015
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

12/18/15 - Received response from lender of: "VVOE". Attached is a lender screen print from internal system that is a snap shot of the Verbal VOE data capture for both borrowers confirming both have 24 months history of employment.  B1 verbal data reflects 1.9 years but reflects employment start date to support 24 months plus with no gaps. Best practice is to complete a VVOE form and place in file with all pertinent data with a signature by the lender confirming date verified.  CRED 0006 Exception Remains.
													Funded	A	A	A	A	A
300078684	TRID	192576	12/12/2015	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
UPDATED EXCEPTION:
 The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2015-10-28: Appraisal Fee ($400). Per Lender, the $400 was included in section "J" lender credit.  All credits must be itemized and no re-disclosure was made to reflect this.  The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										01/27/2016
Verified credit history - 778/770 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 8/1985. ; Verified housing payment history - 136 months of current and prior mortgage history paid 0x30. ; Verified reserves - Post closing reserves of $253,281.75, 33 months of verified PITI reserves. 9 months of PITI reserves are required. ; Low DTI - 20.58% DTI on fully documented file. 43% maximum DTI allowed.

1/27/16 - Received response from lender of: "Itemized RESPA cure".  Attached is a copy of CD date issued on 11/30/15, not the final CD (date issued 12/2) that reflects at bottom of page 2 of 6 in Section J that Lender credits is RESPA cure of $400 + Lender credit of $2300 + Escrow transfer $716.02 which totals $3416.02 the total lender credit. Confirmed this same credit is reflected on the final CD executed by the borrower.  The detail as to the RESPA cure was not reflected on this disclosure and best practice is to always identify the RESPA cure for the fees and amount that is over the legal limit.  Applied the $400 Appraisal fee RESPA cure (changed Appraisal fee from $400 to $0) which cured the TRID 0119 Exception.  TRID 0119 Exception Cleared.
													Funded	A	A	A	A	A
300115782	TRID	208043	03/23/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 571) is not signed or dated. No other lender approval in file. Unable to determine loan approval date.	03/28/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/25/2016 - Received response of: "UW approval date as documented in LOS". Attached is lender LOS screen print reflecting subject borrower and loan number and approval date of 3/8/2016. APRV 0003 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208047	03/23/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN/PIN was not provided on Deed of Trust. PIN# section on page 1 of Deed of Trust was left blank.	03/28/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/25/16 - Received a lender response of: "Mortgage".  Attached is 16-page document that includes a cover letter from the lender on official lender letterhead that states "Please allow this to serve as a letter of intent to re-record the DOT on the subject loan. Once the original is received, we will correct the Parcel ID # to match to that on the Appraisal and title and re-record if necessary. Attached is a copy of the mortgage with the pin # completed with a handwritten number to match to the subject title and appraisal. This confirms APN matches and intent to correct by the lender and re-record.  COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208051	03/23/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	No APN/PIN Number provided on Deed of Trust. Unable to confirm APN/PIN on appraisal and title documents match the Deed of Trust.	03/28/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/25/16 - Received a lender response of: "Mortgage".  Attached is 16-page document that includes a cover letter from the lender on official lender letterhead that states "Please allow this to serve as a letter of intent to re-record the DOT on the subject loan. Once the original is received, we will correct the Parcel ID # to match to that on the Appraisal and title and re-record if necessary. Attached is a copy of the mortgage with the pin # completed with a handwritten number to match to the subject title and appraisal. This confirms APN matches and intent to correct by the lender and re-record.  COLL 0002 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208053	03/23/2016	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed
Appraisal was completed As Is (pg 184). Per photos (pg 199-211) the interior of the subject is not 100% complete. Main level rooms are in final stages. Basement level recreation room is not completed. Photos of exterior reflect no landscaping and grading has been completed. No driveway is installed. Construction debris has not been removed. Appraiser made no comments concerning ongoing construction or incomplete exterior. Appraiser has provided no cost to cure or adjusted for lack of landscaping and driveway.
										04/01/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

VALUE REDUCTION MADE:  Original appraisal value was $2,150,100. Updated revised value per appraisal provided on 3/31/2016 is $2,078,000 based on "as is value with cost to cure".  Reduction in value raises LTV to 49.37%, no material change from original 47.72%.  APPR 0005 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208054	03/23/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,150,100 is supported. No post closing CDA provided.	04/01/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/24/16-  Received 3rd Party Desk Review that reflects original appraisal value of $2,150,100 is supported.   CDA Value of $2,150,000 is -0.0% variance and is within 10% tolerance. CDA  is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208055	03/23/2016	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisers license is provided (pg 211) however it is not legible. Unable to confirm license expiration date.	04/01/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/31/16 - Received Lender response of: "Revised appraisal with enlarged image of license".  Attached is 33-page copy of appraisal with page 16/33 reflecting a legible copy of the appraisers license.  APPR 0043 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208080	03/24/2016	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Missing copy of purchase contract or construction statement (cost breakdown) signed by the borrower and builder, as required per lender guidelines. Construction Contract provided (pg 415) is not complete or signed as required. No cost breakdown on construction costs provided.  Value of Land per appraisal is $600,000. Unable to determine construction costs, thus unable to confirm total acquisition costs including land value plus cost to construct. Final LTV/CLTV cannot be confirmed. Additional exceptions may apply.
										04/19/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

4/18/2016 - Received response from lender:
 "Updated purchase contract with exhibit". Attached is signed Agreement Between Owner and Contractor Cost of the Work Plus a Fee. Also included is signed October 4, 2015 Budget that reflects Final Budget/Total Costs of $1,369,731 and signed Exhibit C Construction Schedule from September 2015 to completion December 2015. Based on Final Budget/Total Costs of $1,369,731 and land cost of $980,000, the total acquisition cost is $2,349,731. Land was acquired in 2006 per Final HUD previously provided via Stip. Since the property was purchased more than six (6) months prior to the application date for new financing, the current appraised value will be used to calculate the LTV ratios. CR 0005 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208085	03/24/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged
Final Closing Disclosure (pg 97) dated 3/10/2016 reflects an Estimated Escrow of $1585.23. Section titled - Estimated Taxes, Insurance and Assessments- reflects taxes and insurance were to be included in Escrow is $584.34. Disclosed amounts to be included in escrow is under disclosed by $1001.89.

Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.
													Approved	B	B	B	B	B
300115782	TRID	208089	03/24/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
Missing verbal verification of borrowers employment covering 24 months with no gaps greater than 30 days. Per employer website, borrower is listed as Co-founder. VVOE to confirm borrower has less than 25% ownership in business, confirming status as non-self employed.  Additional exceptions may apply pending confirmation of borrowers ownership stake.
										04/05/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

4/5/16 - Received response form lender of: "Ownership LOE". Attached is signed Processor's Certification which states that processor spoke to VP of Operations who verified borrower's ownership interest is 23.531%. Schedule G of Form 1120 was also included which supports stated ownership interest. Processor Cert is not dated but is acceptable in support of verbal VOE dated prior to consummation that was previously provided via Stip. Business returns not required due to less than 25% ownership interest confirmed. CRED 0006 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208092	03/24/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										04/15/2016
Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.

3/25/2016 - Received response of: "Intent to Proceed as documented in LOS". Attached is lender LOS screen print reflecting subject borrower and loan number with documented intent to proceed date of 1/26/2016 via telephone oral communication method.  TRID 0047 Exception Cleared.
													Approved	A	A	A	A	A
300115782	TRID	208093	03/24/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-02-17: Appraisal Fee increased from $500.00 to $700. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. Missing change of circumstance for the increase to the appraisal fee. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Verified reserves - Post closing reserves of $1,282,592.81. 200 months of PITI reserves are verified. 30 months of PITI reserves are verified.; Verified credit history - 775/779 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 10/1989. ; Low LTV/CLTV/HCLTV - 47.72% LTV/CLTV based on appraisal value. 70% maximum LTV/CLTV allowed.
													Approved	B	B	B	B	B
300112441	TRID	208647	03/29/2016	Compliance	Missing Legal Description on Mortgage/DOT	DEED 0021	1	Closed	Deed of Trust (pg 66) is missing attached legal description per pg 2/14 (pg 67). Legal description is not attached.	04/01/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.

4/1/16 - Received lender response of "Attached recorded DOT from county. This is a copy that is why it says unofficial".  Attached is 17-page copy of Mortgage / Deed of Trust that reflects a watermark of "unofficial" with evidence of recording on the top of page one of the document. Page 16-17 reflect the attached full legal description.  DEED 0021 Exception Cleared.
													Funded	A	A	A	A	A
300112441	TRID	208649	03/29/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. No Closing Instructions provided in the file to confirm instructions to title agent.
										04/01/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.

4/1/16 - Received lender response of "Attached recorded DOT from county. This is a copy that is why it says unofficial".  Attached is 17-page copy of Mortgage / Deed of Trust that reflects a watermark of "unofficial" with evidence of recording on the top of page one of the document. Page 16-17 reflect the attached full legal description.  DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300112441	TRID	208656	03/29/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 88/459) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.
													Funded	B	B	B	B	B
300112441	TRID	208671	03/29/2016	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Missing final title policy for refinance transaction that funded xxxx. File only contains title commitment (pg 141) dated 12/21/2016.	04/07/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.
												4/6/16 - Received a copy of the Final Title Policy for subject transaction. TITL 0004 Exception Cleared.	Funded	A	A	A	A	A
300112441	TRID	208681	03/29/2016	Compliance	Initial Closing Disclosure Total Interest Percentage (TIP) < System Calculated	TRID 0079	1	Closed
The Initial Closing Disclosure Total Interest Percentage (TIP) of (31.02%) is less than the system calculated TIP of (31.023%). The difference is (0.003%). The TIP is the total amount of interest that the borrower will pay over the loan term as a percentage of the note amount. It is the loan's total interest payments plus prepaid interest divided by the note amount, calculated as follows: (142526.67 + 568.67/461250.0). (12 CFR 1026.38(o)(5))
										04/01/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.

3/30/16 - Received lender response of "Is this Curable".  Reconfirmed TIP calculation and identified a calculation error with initial LE TIP via IB MC.  Subsequent LE TIP calculation confirmed as well.  TRID 0079 Exception Cleared.
													Funded	A	A	A	A	A
300112441	TRID	208682	03/29/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Property taxes per final CD (pg 82) and 1008 pg (207) property taxes are $893.80.  Per tax cert in file (pg 93/94) taxes are $404.90.  No documentation in file to evidence taxes are based on value of improvements for subject.  Per letter (pg 273), prior home was demolished to build subject.  Tax cert improvement appears to reflect former home, not subject. Missing calculation of new property taxes based on increased valuation due to new construction. Tax calculation to be provided by title agent or taxing authority. Final DTI calculation is pending updated property tax payment.
										04/07/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.

Attached is a copy of County Tax Cert with lenders calculation of the property tax payment noted (pg 94). Tax cert Improved Value of $137,535 appears to be based on demolished home. Lenders payment of $893.80/mo is based on the Appraised Value $615,000 x 80% = Improved Value $492,000  x Tax Rate 2.18% = $10,725.60/yr.  Appraised Value $615,000 less the Land Value of $200,000 is $415,000, thus confirms Lenders calculation of the Improved Value of $492,000 is most conservative. Tax Rate of 2.18% was documented on the tax cert. Lenders calculated property tax payment of $893.80/mo is based on the best information available known at the time being that tax  assessment provided by the County is based on the demolished structures value. CRED 0103 Exception Cleared.
													Funded	A	A	A	A	A
300112441	TRID	208742	03/30/2016	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Subject is new construction. Borrowers tore down prior primary residence on the lot and rebuilt the subject. Lot value stated on appraisal. Missing copy of purchase contract or construction statement (cost breakdown) signed by the borrower and builder, as required per lender guidelines to establish cost to build/acquisition cost.
										04/07/2016
Verified credit history - 739/733 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 5/1984. ; Verified housing payment history - Credit report reflects 147 months of current and prior mortgage history paid 0x30 and 0x30 current rental history per VOR.
												4/6/16 - Received a copy of the executed Construction Contract for subject property confirming a contract price of $489,901. CR 0005 Exception Cleared.	Funded	A	A	A	A	A
300097662	TRID	208715	03/30/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,600,000 is supported. No post closing CDA provided.	03/31/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

3/31/16 - Received screen print out of e-mail correspondence reflecting First Appraisal is Supported. Exception cleared based on 3rd Party Desk Review that reflects original appraisal value of $1,600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208716	03/30/2016	Property	Property Site Value exceeds 30%	APPR 0038	2	Acknowledged	Per appraisal (pg 531) the site value is $1,000,000. Site value ratio of 62.5% exceeds agency guidelines of 30%. Appraiser did not indicate if excessive site value ratio is acceptable in this market.
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.
													Funded	B	B	B	B	B
300097662	TRID	208717	03/30/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	04/05/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/4/16 - Received response from lender of: "No CPL - they close their own loans." The lender closed the loan themselves and it was not closed by a closing agent, title company or an attorney therefore a closing protection letter is not required and would not provide against losses as the lender closed the loan themselves. CPLs are intended to indemnify lenders solely against losses incurred as the result of (1) dishonesty or fraud by the Issuing Agent or Approved Attorney in handling the lenders funds or documents in connection with the specific transaction for which the letter is issued, and (2) failure of the Issuing Agent or Approved Attorney to comply with the written closing instructions of the lender to the extent they relate to status of title to the lender's interest in the land or the validity, priority or enforceability of the mortgage on the land, including the obtaining of documents and disbursement of funds in connection therewith (although not to the extent such instructions require a determination of the validity, enforceability or effectiveness of any such document).** Loan closed by Lender. TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208718	03/30/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard coverage per homeowners Dec Page (pg 29) is $390,766 with no extended coverage noted.  No documentation of replacement cost by insurer was provided. Minimum coverage of Note amount ($930,000) or cost to rebuild per appraisal ($638,249). Minimum coverage of $638,249 is required.
										04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/6/16 - Received a copy of the insurers cost estimator reflecting a Reconstruction Cost without Debris Removal of $390,766. Dwelling coverage (pg 29) is sufficient to cover insurers estimated reconstruction cost. HAZ 0004 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208720	03/30/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
Missing evidence that borrower was provided with E-Sign Disclosure. Lender provided a letter signed by the Vice Prseident (pg 61) stating that E-sign was not utilized and no disclosure is required. However per email (pg 564)  the borrowers did utilize an E-sign service and disclosures are required.  Lender Letter (pg 64) is not valid for this exception.
										04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/6/16 - Received copies of the electronically accepted eDisclosure Agreements for B1 and B2. Confirmed eDisclosures were accepted by the borrower within 10 days of the initial LE. TRID 0134 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208721	03/30/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed
Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident. Lender provided a letter signed by the Vice Prseident (pg 61) stating that E-sign was not utilized and no disclosure is required. However per email (pg 564)  the borrowers did utilize an E-sign service and disclosures are required.  Lender Letter (pg 64) is not valid for this exception.
										04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/6/16 - Received copies of the electronically accepted eDisclosure Agreements for B1 and B2. Confirmed eDisclosures were accepted by the borrower within 10 days of the initial LE. TRID 0135 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208754	03/30/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed
Fraud report (pg 213) reflects Critical Risk scores of 276 and 400. Updated fraud report (pg 252) reflects updated scores of 944/1000 on incomplete report. Updated fraud report report is only 2 pages. Missing complete, comprehensive report with updated scores and all alerts addressed.
										04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/6/16 - Received complete copy of fraud report dated 3/1/16 reflecting low risk scores 944/1000. File contains documentation to address low risk alerts that were not cleared by Lender. FRAUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208757	03/30/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
Application Date of 1/7/2016 per initial 1003 (pg 131). Service Provider List (pg 557) is not within 3 business days of application date. The List of Settlement Service Providers Disclosure Date (2016-01-12) is more than 3 business days from the Application Date (2016-01-07). Three business days from the Application Date is (2016-01-11). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
										04/05/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/4/16 - Received response from lender of: "The loan application was dated 1/7/2016 (Thursday), Lender does not count Saturdays as a business day, therefore the disclosures were provided within 3 business days of the application, 1/12/2016 (Tuesday)". Agree. Service Provider List provided within 3 business days excluding Saturday. TRID 0049 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208758	03/30/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Fraud Check fee disclosed as $12 on Loan Estimate (pg 551) increased to $12.15 on Closing Disclosure (pg 4). No COC provided. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-12: Verification Fee (Fraud Check Fee). The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										04/01/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/1/16 - Received response from lender of: "LE fees are rounded and ok per CFPB". Attached is two documents reflecting rounding.  **  No requirement necessary for a COC or re-disclosure as issue is result of rounding, thus TRID 0119 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208759	03/30/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
Application Date of 1/7/2016 per initial 1003 (pg 131). Loan Estimate (pg 551) is not within 3 business days of application date. The Initial Loan Estimate Disclosure Date (2016-01-12) is more than 3 business days from the Application Date (2016-01-07). Three business days from the Application Date is (2016-01-11). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
										04/05/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/4/16 - Received response from lender of: "LOX". Attached is a one page lender memo  that appears to address other outstanding exceptions. Memo states under item 5&6: "The loan application was dated 1/7/2016 (Thursday), Bank does not count Saturdays as a business day, therefore the disclosures were provided within 3 business days of the application, 1/12/2016 (Tuesday)". Agree. Initial LE provided within 3 business days excluding Saturday. TRID 0028 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208787	03/30/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
1008 (pg 135) lists HELOC of $350,000 as subordinate financing but was not included in DTI or LTV.
 No evidence this was subordinated or closed. 1008 (pg 135) approved CLTV of 58.125%. Per review CLTV is 80%. Approval DTI of 33.59%. Review DTI of 39.51% including payment on HELOC of $1960 per HELOC terms provided in file (pg 164). Missing final lender approval listing approval CLTV and DTI including the subordinate lien.
										04/05/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/4/16 - Received response from lender of: "LOX". Attached is a one page lender memo that appears to address other outstanding exceptions. Memo states under item 7&8: "The borrower had an existing HELOC (see VOL) that reflects it was at a zero balance, a copy of the HELOC agreement was included, therefore since the balance was zero at the time of underwriting there was no payment included in the debt to income ratios. With the balance being zero there was no balance to include in the CLTV, the high credit limit ($350,000) was included in the TLTV and reflected on the 1008. Attached is a copy of the subordination agreement that has been sent for recording." Agree. 1008 (135) reflects the same LTV and CLTV due to subordinate loan is zero balance as verified by credit report (pg 144). Current payment also verified as $0. 1008 reflects the line limit for subordinate financing as $350,000. APRV 0010 Exception Cleared.
													Funded	A	A	A	A	A
300097662	TRID	208788	03/30/2016	Credit	Missing Subordination Agreement	NOTE 0006	1	Closed
1008 (pg 135) lists HELOC/3rd Mortgage of $350,000 as subordinate financing. Closing Disclosure (pg 3) lists payoffs to current 1st and 2nd liens. No evidence in file that HELOC of $350,000 is being Closed. Missing copy of subordination agreement for HELOC of $350,000.
										04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.
												4/6/16 - Received a copy of the executed Subordination Agreement from Lender dated 3/11/16 for the HELOC (pg 164, 67). NOTE 0006 Exception Cleared.	Funded	A	A	A	A	A
300097662	TRID	208789	03/30/2016	Compliance	Payoff and Payments Section is incomplete and/or does not meet the Clear and Conspicuous standard	TRID 0168	1	Closed	Closing Disclosure (pg 3) completed on form for purchases. Subject is refinance. Missing Payoff and Payments section of Closing Disclosure required for refinance transactions.	04/07/2016
Verified credit history - 779/788 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 4/1985. ; Verified reserves - Post closing reserves of $471,054.06. Total required reserves of $132,870.96 including 6 months on other REO properties. 9 months PITI reserves required. 80.51 months of PITI reserves are verified.; Verified housing payment history - 421 months of current and prior mortgage history paid 0x30.

4/4/16 - Received response from lender of: "LOX". Attached is a one page lender memo that appears to address other outstanding exceptions. Memo states under item 9: "The regulations clearly state that the other closing disclosures for which there is no seller involved may be used, it is Bank practice to use the full CD. Under Summaries of Transactions (page 3) it clearly lists the payoff of the two Bank loans and on page 1 it reflects the payment information. All required information was provided on the CD that was used for this transaction."  **  Confirmed with Counsel, Summary of Seller's Transaction (1026.38(k)) would not apply in a refinance transaction, the section may appear and be left blank. TRID 0168 Exception Cleared.
													Funded	A	A	A	A	A
300117213	TRID	210180	04/06/2016	Compliance	Missing Note	NOTE 0001	1	Closed	No executed copy of the Note was provided in the image file.	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
												4/11/16 - Received missing executed Note. NOTE 0001 Exception Cleared.	Approved	A	A	A	A	A
300117213	TRID	210190	04/06/2016	Compliance	Missing Initial Closing Disclosure	TRID 0129	1	Closed	Missing initial, interim if any and final CDs. Unable to complete TRID compliance testing.	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
												4/11/2016 - Received copies of the CD dated 3/15/2016. TRID 0179 Exception Cleared.	Approved	A	A	A	A	A
300117213	TRID	210198	04/06/2016	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	No executed ROR was provided in the image file for this owner occupied, refinance transaction.	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
												4/11/2016 - Received copies of the borrower executed H8 ROR forms for subject transaction. ROR 0001 Exception Cleared.	Approved	A	A	A	A	A
300117213	TRID	210223	04/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,275,000 is supported. No post closing CDA provided.	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.

4/11/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,275,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300117213	TRID	210227	04/06/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter for Title Commitment (pg 1024).	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
												4/11/16 - Received a copy of the Closing Protection Letter for subject transaction. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300117213	TRID	210241	04/06/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	2	Acknowledged
Missing documentation to support lenders property tax calculations.  Lender used $1272.14/mo per 1008 (pg 956).  Tax printoff (pg 158) is dated 11/16/2015 and reflects $1080.82/mo.  Higher figures were used for review.

Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300117213	TRID	210242	04/06/2016	Credit	Guideline Exception(s)	GIDE 0001	2	Acknowledged
Appraisal is expired.  Appraisal (pg 358) is dated 11/12/2015.  Per guidelines, appraisal must be dated within 120 days of Note date.  File is missing NOTE, but Deed of Trust (pg 2771) is dated 03/18/2016. There is no recertification of value or a new appraisal in loan file.

Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300117213	TRID	210243	04/06/2016	Compliance	LE or CD is Deficient	TRID 0148	2	Acknowledged	LE issued 1/29/2016 (pg 913) reflects rate lock expires 03/01/2016. Per rate lock in file (pg 1950) rate lock expires 04/05/2016.
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300117213	TRID	210472	04/08/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence the borrower received a copy of the appraisal.	04/12/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.

4/11/2016 - Received a copy of the borrower signed Acknowledgment of Receipt of Appraisal Report which confirms receipt of the appraisal no later than three days prior to consummation.  Borrower Appraisal Disclosure evidences that the Borrower had waived right to review. ECOA 0003 Exception Cleared.
													Approved	A	A	A	A	A
300117213	TRID	210942	04/12/2016	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed
CD dated 3/15/16 (Stip 4/11 TRID 0179) indicates that the loan amount of $695,000 did not change from the LE.  Missing LE with accompanying COC that discloses the decrease to loan amount from $700,000 to $695,000.
										04/21/2016
Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
												4/21/16 - Received response from lender of: "COC". Attached is a COC for the LE dated on 1/29/16. Reason is borrower locked loan and changed loan amount to $695K. TRID 0172 Exception Cleared.	Approved	A	A	A	A	A
300117213	TRID	210955	04/12/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
UPDATED EXCEPTION:
 Missing a valid COC for the increase in fee from last LE to CD. The amounts disclosed on the last Closing Disclosure for the following fee(s) have increased above the amount disclosed on the Loan Estimate date issued on 2016-02-24: Appraisal Fee increased from $600 to $700. Each fee within the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4); 12 CFR 1026.19(f)(2)(v)).

Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300117213	TRID	214047	04/26/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $35	TRID 0089	2	Acknowledged
Based on receipt on 4/25/16 of additional LE date issued on 2/24/16 and Compliance re-confirmation, The disclosed finance charge on the final CD date issued on 3/15/16 of ($209,106.43) is ($50.00) below the actual calculated finance charge ($209,156.43). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $35 below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

Verified credit history - 746/740 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1998. ; Verified housing payment history - Credit report reflects 125 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300116705	TRID	212328	04/20/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. No 1008 provided. Unable to determine loan approval date and approving underwriter. Ratios used for data entry from underwriting worksheets (pg 628).	05/12/2016
Verified reserves - Post closing reserves of $526680.33, 142 months of verified reserves. 12 months of PITI reserves required. ; Low DTI - 25.944% DTI is well below the allowable 43%.; Verified credit history - 768/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1984. ; Low LTV/CLTV/HCLTV - 40.44% LTV/CLTV. 70% maximum allowed per guidelines.

4/22/2016 - Received response from lender: "UW disposition date as documented in LOS". Attached is a printout from the lenders LOS for subject loan reflecting UW id, Disposition Date 4/5/2016, and DTI. Confirmed DTI agrees with the underwriting worksheets that were presented in the original loan file (pg 628) APRV Exception Cleared.
													Approved	A	A	A	A	A
300116705	TRID	212476	04/20/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
Appraisal fee increased by $550 on final CD (pg 8). No COC provided. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-27: Appraisal Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Verified reserves - Post closing reserves of $526680.33, 142 months of verified reserves. 12 months of PITI reserves required. ; Low DTI - 25.944% DTI is well below the allowable 43%.; Verified credit history - 768/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1984. ; Low LTV/CLTV/HCLTV - 40.44% LTV/CLTV. 70% maximum allowed per guidelines.
													Approved	B	B	B	B	B
300116705	TRID	212478	04/20/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0123	1	Closed
Recording Fee increased from $90 to $100 on final CD (pg 8). No COC provided. The total amount of 10% category fees ($100.00) increased by more than 10% from the amount disclosed on the Loan Estimate sent on 2016-01-27, ($90.00). The total amount of fees in this category cannot exceed ($99.00) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).
										04/28/2016
Verified reserves - Post closing reserves of $526680.33, 142 months of verified reserves. 12 months of PITI reserves required. ; Low DTI - 25.944% DTI is well below the allowable 43%.; Verified credit history - 768/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1984. ; Low LTV/CLTV/HCLTV - 40.44% LTV/CLTV. 70% maximum allowed per guidelines.

4/27/2016 - Received response from lender (TRID 0119): "Tolerance cure explanation per loan closer". Attached is email correspondence from the lender stating: "The tolerance cures total $551.00 That being from the increase in the appraisal fee and the increase in recording fees. Please let me know if you need anything else". Included is a printout from a "Tolerance Report" reflecting the 0% tolerance for $550 increase in appraisal fee and 10% violation for the increase to the Recording Fee of $10. Lender further states: "There is a tolerance cure added to the CD to cover the increase in the fees so that the borrower is not responsible for the change in what was disclosed on the LE". ** Partially agree. Final CD (pg 7) reflects $1 credit to cure increase in closing costs above legal limit, which is sufficient to cure the 10% tolerance violation. TRID 0123 Exception Cleared.
													Approved	A	A	A	A	A
300116705	TRID	212588	04/20/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged
Coborrower has additional SS Disability income. Lender used $1971/mo based on tax returns. Missing SS Awards letter as required per Appendix Q. Coborrower is not of retirement age. Evidence of continuance of SS Disability income for a minimum of 3 years is required.

Verified reserves - Post closing reserves of $526680.33, 142 months of verified reserves. 12 months of PITI reserves required. ; Low DTI - 25.944% DTI is well below the allowable 43%.; Verified credit history - 768/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1984. ; Low LTV/CLTV/HCLTV - 40.44% LTV/CLTV. 70% maximum allowed per guidelines.

Client: 5/11/16 - Received response from lender of: "completed 1003 & signed/dated 1008". Attached is updated 1008 signed and dated by approving underwriter with SS income removed along with complete pages of fully executed amended 1003. With the removal of SS income post consummation, final DTI is now reflected as 25.944% which is below 43% required by client. CRED 0082 Exception Overridden to EV2.
													Approved	B	B	B	B	B
300116705	TRID	212632	04/20/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										04/22/2016
Verified reserves - Post closing reserves of $526680.33, 142 months of verified reserves. 12 months of PITI reserves required. ; Low DTI - 25.944% DTI is well below the allowable 43%.; Verified credit history - 768/806 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1984. ; Low LTV/CLTV/HCLTV - 40.44% LTV/CLTV. 70% maximum allowed per guidelines.

4/22/2016 - Received response from lender: "General closing instructions attached. Please reference section H, beginning on page 11". Attached is a copy of the lenders closing instructions stating: "Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy:
a. Power of Attorney
b. Deed or any other instrument used to convey title
c. Lien Security Instrument to be insured in first priority position with all Riders attached
d. Lien Security Instrument to be insured in a junior priority position with all Riders attached
e. Subordination Agreement
f. Other recordable documents
 H.3 Recorded Document Delivery: Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office." ** This is sufficient evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.  DEED 0049 Exception Cleared.;
													Approved	A	A	A	A	A
300140962	TRID	213662	04/25/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
APN is not listed on the Deed of Trust (pg 116). Official letter from lender in file (pg 571)states: "We contacted the closing agents office that closed this loan inquiring if the APN is required on a Tennessee Deed of Trust their response was they were not aware of. Some lenders do others do not, we do not. The APN is usually put on the Warranty Deed put to their knowledge is not required on a Tennessee Deed of Trust", however, legal Description attached to the the DOT (pg 126) lists a lot number for the subject (that does not agree with the lot number listed in the Appraisal Report/CDA (pg 488). Discrepancy to be addressed.
										05/10/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/9/2016 - Received response from lender: "Appraisal shows Lot #". Attached is a copy of the corrected appraisal report (Singed 5/2/2016) providing the same Lot # in the Legal Description  that is listed on the DOT (pg 126) and Title Commitment (pg 159).  ** Exception is cleared. Best practice is to list the APN on the security instrument. Property address and legal description listed on the DOT agrees with the appraisal report and title commitment, thus satisfactorily identifying the subject property. COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300140962	TRID	213711	04/25/2016	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Copy of the Appraisers license is not attached to the Appraisal Report (pg 487).	05/10/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/9/2016 - Received response from lender: "Appraisers License". Attached is a copy of the corrected appraisal report with a signature date of 5/2/2016 that  includes a copy of the valid appraisers license. Refer to COLL 0001 for details regarding the correction. APPR 0043 Exception Cleared.
													Approved	A	A	A	A	A
300140962	TRID	213724	04/25/2016	Compliance	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed
1) Missing 2014 K1s for the following entities listed on the borrowers 1040 Schedule E:
Business 1 - Ownership < 25%
Business 2 - Ownership < 25%

 2) Business Acquisition Debt listed on the borrowers 2013/2014 1040 Schedule E (pg 361, 396) was not considered in qualifying. Review calculated DTI 26.98% with loss considered is within the program maximum of 43%.
										06/13/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

6/1/2016 - Received response from lender: "Email from CPA and Lender Cert". Attached is a post-consummation dated processor cert on Lender letterhead stating:"Processor spoke with Attorney who also prepares taxes for Borrower. Business acquisition debt is not debt. Borrower borrowed against K-1 income for Business. Since acquisition of units is directly related to K-1 income for Business they are allowed to deduct the interest expense directly from the income on Business. There is 400k+ in income we didnt use on this loan and provided all documentation of it per your guideline. If any debts were or are in the business its incurred by the business of which we gave no income consideration to". Included is post-consummation dated email correspondence from the Attorney stating: "There is not a K1 on the acquisition debt. Borrower borrowed money to buy the (Business) units and since it is related to his acquisition of the units we can deduct the interest expense directly against his (Business) K1 income. We show this on his tax return as another partnership interest on Schedule E. ** Post-consummation dated email correspondence supports Lenders exclusion of the Schedule E Acquisition Debt in qualifying. Post-consummation dated CPA email correspondence is in support of the pre-consummation dated documentation in file. QMATR 0010 Exception Cleared.;
													Approved	A	A	A	A	A
300140962	TRID	213748	04/25/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report (pg 321/333) is incomplete. Missing pgs 5-32 & 34-48.	05/11/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.
												5/10/2016 - Received a complete copy of the fraud report reflecting borrower score of 999 and property score 1000. All variances have been cleared by lender. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300140962	TRID	213772	04/25/2016	Credit	Asset Documentation is Insufficient	CRED 0083	2	Acknowledged
UPDATED EXCEPTION: 05/20/16
1) Corrected 1003/Application (CRED 0083 5/6 pg 20) was not signed by the borrowers. All corrections must be initialed by the borrowers to evidence acknowledgment of the changes to the asset and liability sections.

 2) Missing pre-consummation dated documentation to source payment on HELOC funds that were required for cash to close. Per lender guides, the borrower must have sufficient liquid assets to meet the requirements for down payment, closing costs, including pre-paid items, and reserves. Investigate any indications of borrowed funds... Determine the sources for all funds that are used for down payment and closing costs. Documentation previously provided (CRED 0083 5/9) reflects current balance of $608,268 and payment of $1238 on HELOC. Supplement is post-consummation dated. Additionally, lender printout previously provided reflects a payment of $1587.08 due. Missing documentation to support higher monthly payment of $2,000/mo used to qualify on HELOC per updated 1008 provided.

Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.
													Approved	B	B	B	B	B
300140962	TRID	213777	04/25/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
The Initial Loan Estimate Disclosure Date (2016-03-15) is more than 3 business days from the Application Date (2016-03-10). Three business days from the Application Date is (2016-03-14). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
										05/20/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/20/16 - Received response from lender: "LOX". Attached is a lender memo in company letterhead stating: "Please be advised that we do not count Saturdays as a business day under Reg Z definitions of a business day". Initial LE provided within 3 business days of application date (Saturday excluded). TRID 0028 Exception  Cleared.
													Approved	A	A	A	A	A
300140962	TRID	213794	04/25/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Minimum reserve requirement $39,605.22 (9 months PITI subject) & $12,605.76 (6 months PITI non-subject) = $49,210.98. Post closing reserves $13,814.09. Lender did not discount Bonds held in borrowers brokerage account of $256,995.60 (pg 450).
										05/11/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/9/2016 - Received response from lender: "Reserve requirement met w/ Stock Sweep & remove Bond all together. Due to circumstance explained on cond #5(CRED 0083) which clears thus cond as well". ** Received (CRED 0083 Stip 5/9) corrected 1003/Application to remove brokerage funds from the brokerage account and include HELOC proceeds in the amount of $273,200 in the asset section. HELOC balance was increased to $608,268 to account for the advances to payoff existing first mortgage on departing residence and for cash to close. Post close printout reflects loan advances in the amount of $332,099.93 on 3/31/2016 an $273,200 on 4/5/2016. Settlement Agent incoming wire advice confirms funds in the amount of $273,200 were received from the borrower on 4/6/2016. Printout provided sources the funds from the existing HELOC on departing residence. The reserve requirement is satisfied with the addition of the HELOC proceeds of $273,200 by removing the need to use the brokerage assets to satisfy cash to close requirements. Proof of liquidation is not required for assets used for reserves. Note that CRED 0083 requires additional documentation. CRED 0100 Exception Cleared.
													Approved	A	A	A	A	A
300140962	TRID	214039	04/26/2016	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per lender guides, Commission income calculation should be documented on Agency Form 1084. Missing Agency Form 1084 (pg 344).	05/11/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/9/2016 - Received response from lender: "1084 form". Attached is a printout from Agency guides for verification of commission income with a handwritten note stating: "We have voe, paystub, W2, tax returns, and form 1005 nor form 1084 should be required". Attached is a copy of the 1084 form. ** Per Lender guides, Commission income calculation should be documented on Agency Form 1084. Form 1084 documenting income for years 2014 and 2015 provided. GIDE 0001 Exception Cleared.
													Approved	A	A	A	A	A
300140962	TRID	217818	05/11/2016	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Lot # (36) listed on the CDA (Received 4/26/16) does not agree with the lot # (26) listed on the DOT (pg 126), title commitment (pg 159), or corrected appraisal report (COLL 0001 Stip 5/9).	06/13/2016
Verified credit history - Oldest tradeline 4/1984,  Middle credit scores 781/795 with no derogatory credit history reported (pg 298). Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 63.41% CLTV is below the program maximum of 75%.

5/23/16 - Attached is a copy of the corrected CDA providing the same Lot # in the Legal Description that is listed on the DOT (pg 126) and Title Commitment (pg 159). ** Exception is cleared. PROP 0014 Exception Cleared.
													Approved	A	A	A	A	A
300131082	TRID	213860	04/26/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the Deed of Trust (pg 1036). Confirmed that the property address and legal description listed on the DOT agrees with appraisal report.	05/04/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

5/4/2016 - Received response from lender: "Letter of explanation". Attached is an official lender memo stating: "The subject property is in Texas. As has been addressed with all other Texas properties, Texas does not require that the APN be listed in the security instrument.  This was confirmed with Attorney as well as with Attorney, both firms specializing in the preparation and review of residential mortgage loan transaction documentation within the State of Texas. ** Best practice is to list the APN on the security instrument.  Confirmed that the property address and legal description listed on the DOT agrees with appraisal report, thus confirming that the subject property is satisfactorily identified on the Deed of Trust. COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300131082	TRID	213862	04/26/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										04/27/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

4/27/16 - Received screen print from County Clerk website that reflects a Deed of Trust document was recorded on 4/5/2016 that was a total of 13 pages.  It reflects the borrower names as grantors and the subject property subdivision and lot number that matches to the legal description.  This confirms evidence of proper recording.  DEED 0049 Exception Cleared.;
													Approved	A	A	A	A	A
300131082	TRID	213864	04/26/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing LE issued on 2/22/2016 disclosing rate lock terms (pg 26-Rate Lock) to correspond with documented COC/Intent to Procced dated 2/22/2016 (pg 326, 329).	06/13/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
												4/27/16 - Received response from lender of: "LE". Attached is LE date issued on 2/22/16 that is e-Signed by borrowers on same date reflecting locked rate. TRID 0164 Exception Cleared.	Approved	A	A	A	A	A
300131082	TRID	213875	04/26/2016	Compliance	Missing Right of Rescission	ROR 0001	2	Acknowledged	Missing H8 Right of Rescission Form. Evidence of non-cancellation of ROR provided (pg 1054).
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
													Approved	B	B	B	B	B
300131082	TRID	213879	04/26/2016	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Appraisal (pg 750) was completed subject to completion. Missing 442 completion report and photos.	05/04/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
												4/27/16 - Received 31-page appraisal document. Pages 24 to 31 reflect a final 1004D or 442 reflecting completion along with final photos dated on 4/26/16. APPR 0032 Exception Cleared.	Approved	A	A	A	A	A
300131082	TRID	213881	04/26/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing Certificate of Occupancy required for new construction.	04/27/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

4/27/16 - Received response from lender of: "COO".  Attached is a single page Inspection Worksheet that reflects Case Module of Permit Management for an Inspection Type of Building Final on the subject address with an Inspection Status of Passed. PROP 0012 Exception Cleared.
													Approved	A	A	A	A	A
300131082	TRID	213883	04/26/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal Report (pg 750) is deficient for the following: OA indicates subject property is a SFR, however, Deed of Trust contains a PUD Rider (pg 1046) and Title Commitment (pg 534) indicates property is subject to Property Owners Association annual maintenance charge.
										05/20/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
												5/3/16 - Received response from lender of: "Updated Appraisal". Attached is 31-page appraisal that reflects subject property is a PUD with annual HOA dues. APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300131082	TRID	213886	04/26/2016	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Deed of Trust contains a PUD Rider (pg 1046) and Title Commitment (pg 534) indicates property is subject to Owners Association annual maintenance charge, however, no HOA fee was considered in qualifying. Missing pre-consummation dated documentation to evidence the homeowners association assessments for the subject property. DTI calc is pending documented HOA payment.
										05/04/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

5/4/2016 - Received response from lender: "Revised appraisal". Attached is a corrected appraisal reflecting subject property as PUD that is subject to annually assessed $300 HOA fee. Review calculated DTI remains within the program maximum with the inclusion of the $25/mo HOA fee. CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300131082	TRID	213911	04/26/2016	Credit	Guideline Exception(s)	GIDE 0001	1	Closed	Per lender guides, Commission income calculation should be documented on Agency Form 1084. Missing Form 1084 (pg 802/107).	05/03/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

5/3/16 - Received response from lender of: "Cash Flow Analysis".  Attached is 8-page 1084 form that reflects W-2 income from self-employment. Form reflects income as reflected on paystubs for commission earnings (thus in W-2 wages).  GIDE 0001 Exception Cleared.
													Approved	A	A	A	A	A
300131082	TRID	213912	04/26/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	2015 1040 Income Tax Returns were not signed by the borrower (pg 155).	05/04/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
												5/4/2016 - Received response from lender: "Signed 1040s". Attached is the borrower signed 2015 1040. CRED 0087 Exception Cleared.	Approved	A	A	A	A	A
300131082	TRID	216166	05/04/2016	Compliance	LE or CD Projected Payments Section is Deficient	TRID 0144	2	Acknowledged
Appraisal Report dated 2/19/2016 (COMP 0096 5/4/16) confirms PUD property type with annual HOA assessments of $300 ($25/mo). Title Commitment dated 3/11/2016 (pg 531) confirms that the property is subject to an Owners Association annual maintenance charge. Deed of Trust contains a PUD Rider (pg 1046). LE/CD Projected Payments sections are deficient for the following: Confirmed HOA assessment of $25/mo for subject property was not disclosed.

Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.
													Approved	B	B	B	B	B
300131082	TRID	218277	05/12/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 application does not include the documented (COMP 0096 5/4/16) monthly HOA fee of $25. 1003/Application to be corrected.  All corrections must be initialed by the borrowers to evidence acknowledgment of the change.
										05/20/2016
Verified credit history - Oldest tradeline 9/1992, Middle credit scores 803/803 with no derogatory credit history reported. Minimum credit score required 700.; Verified employment history - Work# 3/31/2016 confirms B1s employment with current employer from 7/26/2004 to Present (pg 106); Low DTI - DTI 16.93% is below the program maximum of 43%.

5/19/2016 - Received response from lender: "corrected payment with HOA on 1003". Attached is a copy of the borrower signed revised 1003/Application reflecting the documented $25/mo HOA payment in the proposed payment section. Borrower signatures evidence acknowledgment of the changes.  APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214318	04/27/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	APN is not listed on the DOT or the attached legal description (pgs 372 and 385).	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "APN". Attached is a signed official memo for the lender stating: "Per your request on the above referenced loan New Jersey does not require an APN on the mortgage". ** Confirmed legal descriptions match from title, to DOT and appraisal as well as verified address from appraisal to DOT.  COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214324	04/27/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed
UPDATED EXCEPTION:
1) Missing COC to correspond with LE issued on 3/1/2016, which disclosed the rate lock information.
2) Missing documented rate lock date.

ORIGINAL EXCEPTION: Changed Circumstance (pg 152) reflects re-disclosed date of 03/02/16 due to rate lock.
1) Missing corresponding LE date issued 03/02/16 due to rate lock.
 2) Missing evidence of rate lock.
										06/14/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/19/2016 - Received response from lender: "PROOF OF THE LOCK AGREEMENT ON 3/1/16". Attached is lock confirmation for subject transaction documenting the rate lock on 3/1/2016, which confirms that the LE dated 3/1/2016 was issued within 3 days of the change date. LE (pg 153) disclosed rate available through date of 4/18/2016 is incorrect. Lock expiration per lock confirmation is 4/15/2016. Additionally, LE issued on 3/2/2016 (TRID 0164 Stip 5/3/16) lists rate available until 4/18/2016, however, documented rate lock information reflects a lock expiration of 4/16/2016. The incorrectly disclosed rate lock expiration part of the exception can be overridden to EV2 as it carries no Assignee Liability or Private Right of Action. TRID 0164 Exception Overridden to EV2.
													Approved	A	A	A	A	A
300133051	TRID	214328	04/27/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Lender did not provide Home loan toolkit as required on purchases.	04/29/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

4/29/16 - Received response from lender of: "DOCUMENT PROVIDED IS DATED THE SAME DATE AS THE INITIAL LOAN APPLICATION DATE 3/1/16. IT IS MARKED THE HOME LOAN TOOLKIT WAS PROVIDED. PLEASE RE-REVIEW AND CLEAR THIS CONDITION." Attached is same single page notice. Last check box under section titled "Items Required for your loan" is a check box marked that reflects sign/or fill in high-lighted areas acknowledges receipt of 'home loan toolkit'. Single page is signed by the borrower acknowledging receipt, document is dated same as the application date, thus evidence sent within 3 business days is met. TRID 0133 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214329	04/27/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that all borrowers were provided with E-Sign disclosure dated within 3 business days of the initial application date.	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "E-Sign". Attached is an official memo for the lender stating: "per your request on the above referenced loan Lender does no send or accept any documents electronically from the subject borrower"." ** Disclosures are not e-signed, thus Exception Cleared. TRID 0134 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214330	04/27/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "E-Sign". Attached is an official memo for the lender stating: "per your request on the above referenced loan Lender does no send or accept any documents electronically from the subject borrower"." ** Disclosures are not e-signed, thus Exception Cleared. TRID 0135 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214335	04/27/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $600,000 is supported. No post closing CDA provided.	05/02/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.
												4/29/16 - Received 3rd Party Desk Review that reflects original appraisal value of $600,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300133051	TRID	214337	04/27/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	APN is not listed on the DOT or the attached legal description (pgs 372 and 385).	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "APN". Attached is a signed official memo for the lender stating: "Per your request on the above referenced loan New Jersey does not require an APN on the mortgage". ** Confirmed legal descriptions match from title, to DOT and appraisal as well as verified address from appraisal to DOT.  COLL 0002 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214425	04/27/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										04/28/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

4/28/16 - Received response from lender of: "Mortgage".  Attached is a 15-page document that includes a copy of the mortgage stamped as received by the count clerk (pg 2/15) with a cover letter (pg 1) that reflects subject mortgage (14 total pages) has been recorded on 4/26/16.  All documents have an "unofficial document" watermark. Confirms mortgage has been recorded.  DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214474	04/27/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 03/01/16 (pg 156). You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "Intent to Proceed". Attached is a copy of the borrower signed Intent to Proceed form dated 3/3/2016, which is dated within 10 days of the initial loan estimate date. Lender is continuing to unitize the Intent to Proceed RESPA form which indicates that a GFE was issued to the borrower.  Loan file contains a LE for the TRID loan issued on the same day as the form indicates a GFE was issued. ** Best practice is to utilize a form that indicates that a LE was issued to the borrower for TRID loans with application dates on or after 10/3/2015. Documented intent to proceed date is within 10 days of the initial LE issue date. TRID 0047 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214475	04/27/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-03-01 (pg 156): Attorney's Fees from $0 to $450 (pg 196), Survey Fee from $0 to $475 (pg 196). The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										05/05/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "BORROWER SHOPPED FOR THE ATTORNEY & SURVEY, PLEASE REMOVE THIS CONDITION". ** Agreed. Confirmed that the service provider compensated for the Survey Fee was not listed on the lenders service provider list (pg 159). Additionally, Borrower exercised right to select own attorney as documented on the borrower signed New Jersey Right to Own Attorney Disclosure (pg 388). TRID 0119 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214476	04/27/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed
UPDATED Exception: Loan is under-disclosed $313.10 due to lender including the Title Exam of $136.90 in APR charges and excluding the borrower chosen Attorneys Fee of $450 from APR charges. The disclosed finance charge ($347,325.97) is ($313.10) below the actual finance charge($347,639.07). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)

 ORIGINAL Exception: The disclosed finance charge ($347,325.97) is ($228.10) below the actual finance charge($347,554.07). There are no lender credit per most recent CD (pg 195). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
										05/05/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "PLEASE SEE ATTACHED PREPAID FINANCED CHARGES USED BY THE LENDER. PLEASE RE-REVIEW COMPLIANCE". Attached is a list of the APR charges. ** Exception cleared. Under-disclosure of $313.10 is due to the non-APR Title Exam Fee of $136.90 being included in APR charges and borrower chosen Attorney's fee being excluded. Compliance testing included the Attorney's Fee of $450, which is the most conservative approach. However, Subject property is located in New Jersey and the borrower exercised the right to select their own attorney as documented in file (pg 388, 160), thus allowing the fee to be excluded from APR charges. Excluding the Attorney's Fee of $450 resolves the under-disclosure of $313.10. TRID 0088 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214567	04/27/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud report shows several issues which have not been addressed on the document or anywhere in the file (pg 162).	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.
												5/4/2016 - Received response from lender: "updated Report". Attached is a fraud report with low risk borrower and property scores that lists no variances to be addressed. FRAUD 0001 Exception Cleared.	Approved	A	A	A	A	A
300133051	TRID	214668	04/28/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed
Letter from lender (pg 194) dated 04/26/16 states Final CD was not disclosed properly due to lender, real estate broker and settlement agent information were missing on page 5 thus updated CD was disclosed with corrected information. Missing corresponding CD dated 04/26/16.
										05/24/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/23/2016 - Received response from lender: "LETTER FROM LENDER ON THEIR LETTERHEAD STATIONARY". Attached is a memo on lender letterhead stating: "Please note that there was not a closing disclosure dated 4/26/2016. The CD was re-disclosed on 5/2/2016". ** Lender states that there was no CD issued on 4/26/2016. Corrected CD issued 3/11/2016 (pg 195) accompanied letter to borrower (pg 194) dated 4/26/2016. Corrected CD 3/11/2016 was provided as opposed to reissuing a corrective CD on 4/26/2016, thus confirming that there are no missing disclosures. TRID 0148 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	214670	04/28/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	2	Acknowledged
UPDATED EXCEPTION: Closing Disclosures (pgs 1059, 195) list Additional Title Services of $50 which does not meet the Clear and Conspicuous standard. The New Jersey Residential Mortgage Lending Act (N.J. Rev. Stat. 17:11C-74; N. J. ADC 3:1-16.2) does not allow Administration Fee - Title (Fee ID: 141) to be charged to the Borrower in NJ.

 ORIGINAL EXCEPTION: Closing Disclosures (pgs 1059, 195) list Additional Title Services of $50 which does not meet the Clear and Conspicuous standard.

Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.
													Approved	B	B	B	B	B
300133051	TRID	215014	04/28/2016	Compliance	LE or CD Transaction Information Section is Deficient	TRID 0140	2	Acknowledged
Seller name is missing from all CDs with date issue 3/11/2016 on page one under Transaction Information. Seller Summaries of Transaction section is complete and present within the CD. All disclosures to be accurate and complete.

Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.
													Approved	B	B	B	B	B
300133051	TRID	215864	05/03/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing the following initial disclosures: 1) Affiliated Business Disclosure 2) Privacy Disclosure	05/04/2016
Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.

5/3/2016 - Received response from lender: "Disclosures". Attached is an official Lender memo stating: "Please be advised that we have no affiliate". Lender states no affiliates to disclose, thus no Affiliated Business Disclosure required. Included is a copy of the borrower signed Privacy Disclosure.   COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300133051	TRID	216031	05/04/2016	Compliance	Loan Estimate Cash to Close on the Calculating Cash to Close table has not changed to the Closing Disclosure with the "Did This Change Indicator" flag reflecting the amount has not changed	TRID 0126	2	Acknowledged
The Seller Credits disclosed on the Calculating Cash to Close table of $3502 has not changed from the Loan Estimate issued on 3/2/2016 (TRID 0164 Stip 5/3) to the Final Amount on the Closing Disclosure (pg 200).  The Did this Change indicator should reflect that the amount has not changed.

Verified employment history - Borrower has a stable job history with 17 yrs on the same job.; Low DTI - 22.14% DTI is well below the allowable 43%.(allowed with 12 mos reserves which borrower has); Verified housing payment history - Mortgage rated paid as agreed for 35 months.; Verified reserves - Verified assets after closing of $337,941.67 (102.5 mos) Minimum require of 12 mos for subj and 6 mos for additional property.
													Approved	B	B	B	B	B
300166858	TRID	216215	05/04/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
Missing APN/Parcel ID # on Deed of Trust (pg 6) or included as part of legal description. PIN section on pg 1 of Deed of Trust was left blank. Unable to confirm APN  on Title documents and appraisal match the APN  on Deed of Trust.
										05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "DOT w/ Letter of Intent". Attached is letter from lender in a company letterhead from an officer of the bank stating: "Please allow this to serve as a letter of intent to re-record the Deed of Trust on the above mentioned loan. Once the original is received, we will correct the Parcel ID and re-record if necessary." ** This confirms intent to record legal documents. APN on the corrected Deed matches APN on appraisal report.  DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216223	05/04/2016	Credit	Missing Subordinate Lien Holder Name	CRED 0053	1	Closed	Per file review subject closed with a 2nd Lien. No lender approval provided to confirm. Cannot determine name of second lien holder due to missing 2nd Lien Note.	06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "2nd Lien docs". Attached is copy of Note on 2nd lien for $76,000 with monthly payment of $562.16. Lender for subject transaction is the same Lender reflected on the 2nd Lien Note. Complete copy of Deed of Trust and Rider also provided along with Final CD. CRED 0053 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216228	05/04/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $780,000 is supported. No post closing CDA provided.	06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/12/16 - Received e-mail from client which states: "It looks as though the origination appraisal pulled both the State Parcel Number as well as the Account Number.  The CDA notes the account number as the parcel number which does match with public records. The County Assessor's office verified both are correct." Screen print provided match what was previously uploaded via Stips on 05/10/16 from the County Assessor. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216232	05/04/2016	Compliance	Special Flood Hazard Notification is Missing or Not Executed	FINS 0004	1	Closed	Missing Flood Certification. Unable to confirm Flood Zone.	05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
												5/6/16 - Received response from lender: "Flood Cert". Attached is flood cert for subject confirming flood zone X. No flood insurance required. FINS 0004 Exception Cleared.	Approved	A	A	A	A	A
300166858	TRID	216236	05/05/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
Settlement service provider on pg 121 is dated 4/6/2016. Application date is 4/1/2016. The List of Settlement Service Providers Disclosure Date (2016-04-06) is more than 3 business days from the Application Date (2016-04-01). Three business days from the Application Date is (2016-04-05). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
										05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "Application date of 4/1/16 fell on a Friday - the 3rd business date would be 4/6/16, which was the following Wednesday ( you cannot count weekends)." Agree. Settlement service provider provided within 3 business days from the application date (Saturday excluded). TRID 0049 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216237	05/05/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Missing COC for increase in Discount Point from $2280 to $3040 on LE dated 4/11/2016 (pg 179). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-04-06: Loan Discount. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										05/10/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/09/16 - Received response from lender of: "COC".  Attached is a single page reflecting a screen print with a date of 4/11/16 that shows a COC and re-disclosure on 4/11/16 due to reduction in borrower credit score. TRID 0119 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216238	05/05/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
Initial LE on pg 118 dated 4/6/2016 is more than 3 business days from initial application dated 4/1/2016. The Initial Loan Estimate Disclosure Date (2016-04-06) is more than 3 business days from the Application Date (2016-04-01). Three business days from the Application Date is (2016-04-05). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
										05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "Application date of 4/1/16 fell on a Friday - the 3rd business date would be 4/6/16, which was the following Wednesday (you cannot count weekends)." Agree. Initial Loan Estimate provided within 3 business days from the application date (Saturday excluded). TRID 0049 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216240	05/05/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Bank statements in file (pg 288) are in the name of borrowers Trust. Missing copy of Trust Agreement to confirm borrower has full access to funds held in name of Trust.	06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

6/6/2016 - Received response from lender: "Trust Agreement". Attached is a copy of the borrowers executed revocable trust agreement listing borrowers as Settlors and Trustees to evidence borrowers access to funds. CRED 0083 Exception Cleared.;
													Approved	A	A	A	A	A
300166858	TRID	216241	05/05/2016	Credit	Missing Second Lien Note	NOTE 0005	1	Closed	Missing 2nd lien note and DOT for 2nd lien. Application indicates a 2nd lien as well as LE/CD shows a 2nd Lien for $76,000.	05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "2nd Lien docs". Attached is copy of Note on 2nd lien for $76,000 with monthly payment of $562.16. Complete copy of Deed of Trust and Rider also provided along with Final CD reflecting proceeds to borrower of $75,337.34. NOTE 0005 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216244	05/05/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Lender did not provide a signed lender approval or 1008. LOS printout (pg 285) confirms approval date of 4/25/2016.  Missing terms of approval and signature of underwriter. Unable to confirm name of underwriter, approval DTI and approval LTV/CLTV.
										05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "It is not required for UW to sign and date 1003. UW documents approval date electronically in LOS". Attached is copy of LOS print out reflecting disposition date of 04/25/16. Agree. APRV 0010 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216348	05/05/2016	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Missing sufficient proof of proceeds from sale of prior residence. Guidelines pg 59 states "fully executed settlement statement on the sale of the home must be used to verify the source of these funds". Missing signed or certified closing statement on prior primary residence which was sold concurrent with subject transaction. Copy of statement (pg 310) is not signed or stamped. PITI on this property was excluded from DTI and proceeds were used for closing.  Signed or Certified final closing statement is required to confirm payoff of prior mortgages and receipt of funds for closing.
										06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "Final HUD on sale of residence". Lender attached fully executed settlement statement on the sale of the home (10 pages total). Final proceeds of $142,833.71 matches what was listed on Final 1003 (pg 79). Document shows disbursement date of 04/29/16 in which $74,600.38 was debited to Title Company to cover subject property closing costs (pg 6). This matches closing costs required per subject final CD (File pg 48). Remaining funds due to seller of $68,233.33 (pg 7). HUD 0011 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216354	05/05/2016	Compliance	Missing Net-tangible Benefit worksheet	NTB 0001	1	Closed	Missing State of Colorado required Net Tangible Benefit disclosure signed by the borrower.	05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

Agree. The Colorado NTB rules requirement to provide a completed disclosure form does not appear to apply to a non-mortgage broker. The rule applies to "individuals required to be licensed" pursuant to certain sections of the Colorado Revised Statutes. These sections discuss licensing requirements for mortgage loan originators, not non-mortgage brokers.  As a result, a non-mortgage broker, such as a bank, would not be subject to the Colorado NTB rules. NTB 0001 Exception Cleared.

													Approved	A	A	A	A	A
300166858	TRID	216395	05/05/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	1	Closed
Final Closing Disclosure (pg 28), Section H, list fees of $662.66 as Fees for 2nd Mortgage.  Fee name is not clear and conspicuous. Unable to confirm the types of fees included in this amount. No evidence that lender approved 2nd lien for this transaction.
										05/06/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 - Received response from lender: "2nd Lien docs". Attached is copy of borrower-signed second lien Closing Disclosure. Closing Costs of $662.66 is broken down into the following fees on page 2 of the second mortgage CD: $150 Processing Fee, $150 Title-Endorsement Fee, $250 Title-Settlement/Closing Fee, $96 Recording Fees, and $16.66 Prepaid Interest. Second mortgage CD supports second mortgage fee total listed on first mortgage CD. Evidence that lender approved 2nd lien for this transaction is set separately under CRED 0012. TRID 0152 Exception Cleared.
													Approved	A	A	A	A	A
300166858	TRID	216410	05/05/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed	Missing Lender Income Worksheet showing lender income calculations.	06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.
												5/6/16 - Received response from lender: "final UW worksheets". Attached is Loan Overview with Income and Assets Calculation Worksheet. CRED 0082 Exception Cleared.	Approved	A	A	A	A	A
300166858	TRID	216414	05/05/2016	Credit	CLTV Exceeds Max Allowed	CRED 0012	1	Closed
Maximum CLTV per Lender Guidelines/Eligibility Matrix dated 12/10/2015 is 80% (pg 65 of guidelines). Based on evidence of 2nd Lien in the amount of $76,000 the loan closed with a CLTV of 90%. Missing evidence of lender approval and second lien Note. Based on documentation provided the final CLTV of 90% exceeds the 80% maximum stated in lender guidelines.
										06/07/2016
Verified housing payment history - 47 mos of continuous mortgage history paid as agreed per credit report pg 378.; Verified credit history - 772/746 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 11/1997.

5/6/16 -Received response from lender: "Client approved our CLTVs up to 90% on 12/10/2015. Page 15 defines our allowable CLTV". Attached is explanation from lender which states: "Appendix for our Client Guide. Please note on 12/10/15 Client approved our CLTVs up to 90%. Page 67 was a typo error. Page 15 defines our allowable CLTV. Lender attached an excerpt of the changes made to guides which shows: December 10, 2015 Updated Subordinate Financing to include details for HELOC. 1-5 (moved to page 1- 22) and  December 10, 2015 Raised CLTV sand HCLTV to 90%. 1-15. Lender statement matches Eligibility Matrix for Lender updated guidelines dated 02/19/16 pages 15 and 67 (received 05/09/16) which reflects max LTV/CLTV/HCLTV of 80/90/90 on Purchase Owner Occupied, up to $1,000,000 and minimum 720 score. CRED 0012 Exception Cleared.
													Approved	A	A	A	A	A
300154266	TRID	217799	05/11/2016	Credit	Missing Loan Approval Date	APRV 0003	1	Closed	1008 in file (pg 1) is signed but not dated. No other lender loan approval in file. Unable to confirm date of lender loan approval.	06/10/2016
Verified employment history - Verified 9 yr stable employment history confirmed with VVOE pg 77.; Low DTI - 19.13% DTI is well below the maximum allowed of 43%.; Verified credit history - 791 credit score exceeds minimum required of 720 with no derogatory credit history.; Verified reserves - Verified assets after closing of $186,402.95 or 60 months PITI.
												6/9/2016 - Received a copy of the UW signed and dated Final 1008 for subject transaction. APRV 0003 Exception Cleared.	Approved	A	A	A	A	A
300154266	TRID	217958	05/11/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $680,000 is supported. No post closing CDA provided.	06/23/2016
Verified employment history - Verified 9 yr stable employment history confirmed with VVOE pg 77.; Low DTI - 19.13% DTI is well below the maximum allowed of 43%.; Verified credit history - 791 credit score exceeds minimum required of 720 with no derogatory credit history.; Verified reserves - Verified assets after closing of $186,402.95 or 60 months PITI.

5/18/16 - Received response from lender: "CDA". Attached is updated CDA for subject supporting original appraised value. APN has been corrected to match APN on Title Report. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300154266	TRID	218026	05/11/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following:
1) Missing terms of withdrawal for  Retirement Plan (pg 166) to confirm borrower has access to funds while employed.
2) Missing proof that earnest money deposit of $6,000 cleared the borrowers account. Deposit section of sales contract (pg 261) does not reflect receipt of deposit funds.
 3) Assets in name of borrowers Trust (pgs 29,228) were used for qualifying the borrower. Missing copy of Trust Agreement to confirm borrower has unrestricted access to assets in name of the Trust.
										06/23/2016
Verified employment history - Verified 9 yr stable employment history confirmed with VVOE pg 77.; Low DTI - 19.13% DTI is well below the maximum allowed of 43%.; Verified credit history - 791 credit score exceeds minimum required of 720 with no derogatory credit history.; Verified reserves - Verified assets after closing of $186,402.95 or 60 months PITI.

6/21/2016 - Received response from lender: "Per the underwriter: What we supplied indicates he can take a loan form the retirement plan. We do not have to count loan payments against them in qualifying. We had retirement plan listed at 202,436. If we subtract that from assets remaining is 270437, they needed 141,794 to close = 128643 verified which is sufficient for reserves they require". ** Exception is cleared. Terms of withdrawal states: "This plan does not have provisions that allow for inservice withdrawals or loans". 401K retirement assets are not needed to satisfy reserve requirements, thus exception is cleared. Parts 2 & 3 of the exception were previously cleared reference stips 6/9 and 6/16. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300154266	TRID	252331	09/14/2016	Property	Appraisal value is not supported.	APPR 0003	3	Open
Verified employment history - Verified 9 yr stable employment history confirmed with VVOE pg 77.; Low DTI - 19.13% DTI is well below the maximum allowed of 43%.; Verified credit history - 791 credit score exceeds minimum required of 720 with no derogatory credit history.; Verified reserves - Verified assets after closing of $186,402.95 or 60 months PITI.
													Approved With Conditions	C	C	C	C	C
300159076	TRID	220794	05/19/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	06/23/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
												5/24/2016- Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared	Approved	A	A	A	A	A
300159076	TRID	220797	05/19/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Value related issues on Fraud Report(pg 3) have not been addressed or cleared. Property Score on report reflects a Critical Risk of 240.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	A	A	A	A	A
300159076	TRID	220802	05/19/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed
Mortgage document (pg 1665) does not list the subjects APN/Parcel ID. Legal Description section (pg 1668) does not reflect an APN/Parcel ID or any evidence that an additional Legal Description Attachment was included. Document (pg 1680) is titled Exhibit A and does reflect an APN number, however this document is not indicated to be a part of the Mortgage document. Unable to confirm APN on Title documents and appraisal are correct.
										06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

6/1/2016 - Received response from lender: "Here is a screen shot from the county to show the Exhibit A was recorded with the mortgage". Attached is a printout of the County Online Index of Recorded Documents confirming that 15 pages were included in the recorded Deed of Trust. Recordation number agrees with the recordation number listed on the DOT provided in the original loan file (pg 1665). Additionally, DOT consists of 14 pages, thus confirming attached  Exhibit A is the 15th page as no additional attachments were provided. DOT lists the subject property address. Exhibit A provides the legal address and APN for subject property, thus confirming that the property was satisfactorily identified on the recorded security instrument. COLL 0001 Exception Cleared.;
													Approved	A	A	A	A	A
300159076	TRID	220825	05/19/2016	Property	Seller Name on Appraisal does not agree with Title, Sales Contract, and/or HUD-1.	APPR 0010	2	Acknowledged
Seller on appraisal (pg 1528) is listed as Company. Sales Contract (pg 918, 927) were signed by Individuals. CD (pg 84) lists the sellers as Individuals. Title (pg 192) is in the name of Company. Name of seller on appraisal, title, sales contract and Closing Disclosure must match.

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	220845	05/19/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 974) lists only the borrowers name, however borrowers spouse signed the final 1003, which was crossed out and initialed (pg 978). File contains a Certified Copy of the Note (pg 48) signed by borrower and spouse. All Closing Instructions (pg 147, 156, 1688) issued by lender are in the name of borrower and spouse. Missing final 1003 with complete credit information on both borrowers who signed the Note.
										07/11/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Lender Response: "(Borrower) is only person on the loan. "Borrower Spouse" signed some documents in error. Please see attached corrected Note." Copy of Note signed by (Borrower) Only, thus confirms 1003 (pg 974) is complete. APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220860	05/19/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Rate Lock dated 4/11/2016 (pg 40). Missing revised LE/CD dated within 3 days of rate lock event.	07/11/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
												5/29/2016 - Received LE issued 4/11/2016 disclosing rate of 4% available until 5/11/2016. LE was issued on the same day as the documented rate lock (pg 40). TRID 0164 Exception Cleared.	Approved	A	A	A	A	A
300159076	TRID	220862	05/19/2016	Compliance	Borrower(s) was/were not provided with an LE	TRID 0174	1	Closed	Loan Estimate (pg 1580) does not list both borrowers, as shown on Note. Missing evidence that borrower, (borrower spouse) was provided with initial Loan Estimate.	05/24/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Lender Response: "(Borrower) is only person on the loan. "Borrower Spouse" signed some documents in error. Please see attached corrected Note." Copy of Note signed by (Borrower) Only. No additional borrower disclosures required.  TRID 0174 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220895	05/19/2016	Compliance	NMLS IDs do not match	NOTE 0059	2	Acknowledged
Closing Disclosure (pg 88) does not provide the lender NMLS ID in the Lender column contact information.  CD lists Contact Information for Mortgage Broker, however there is no evidence that a mortgage broker was involved in the transaction.

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	220898	05/19/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrowers within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received response from lender: "No Affiliates". Attached is a signed lender memo on company letterhead that states: "Lender does not have any affiliated businesses with this file". ** Lender confirms that there are no affiliated business relationships, thus no affiliated business disclosure is required. COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220903	05/19/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
Missing evidence that borrowers spouse (listed as borrower on Note) was provided with all initial disclosures within 3 days of being added to loan application.  Missing evidence that both borrowers were provided with Federal Privacy Notice and US Patriot Act Notice.
										05/24/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Lender Response: "(Borrower) is only person on the loan. "Borrower Spouse" signed some documents in error. Please see attached corrected Note." Copy of Note signed by (Borrower) Only. No additional borrower disclosures required. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220904	05/19/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received response from lender: "LOX". Attached is a signed lender memo on company letterhead that states: "The E-sign disclosure was not provided to the borrower as there were no documents that were signed electronically". ** No disclosures in file were e-signed, thus e-sign disclosure is not required. TRID 0134 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220905	05/19/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received response from lender: "LOX". Attached is a signed lender memo on company letterhead that states: "The E-sign disclosure was not provided to the borrower as there were no documents that were signed electronically". ** No evidence in file to indicate disclosure were sent to borrower via electronic delivery. No disclosures were e-signed, thus no e-sign disclosure is required. TRID 0135 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220917	05/19/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisers narrative does not adequately describe the condition, age and history of remodeling for the subject. Appraisal (pg 882) lists Effective Age as 0 years and Actual Age as 64. Photos appear to indicate subject is new construction, however appraisal has provided no narrative addressing the large variance between Effective Age and Actual Age. Subject was purchased by current owners on 11/7/2014 for $375,000. Subject has had a 146% increase in value in less than 2 years. Appraisal provided no narrative to address the large increase in value. Appraiser provided no evidence of extensive remodeling other than to state the kitchen and bathrooms were remodeled in the past year.
										06/13/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Provided with copy of Client approval of value. Client approval of valuation is not sufficient to clear discrepancies noted in appraisal, however, the 3rd Party Desk Review provided by client that reflects the original appraisal value of $925,000 is supported.  And, the value is confirmed by CDA which is performed by licensed appraiser. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220918	05/19/2016	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Right to Receive Appraisal Disclosure (pg 938) was only provided to Borrower, no evidence borrowers spouse, who signed the Note, was provided the Right to Receive Appraisal disclosure.	06/23/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Lender Response: "(Borrower) is only person on the loan. "Borrower Spouse" signed some documents in error. Please see attached corrected Note." Copy of Note signed by (Borrower) Only. No additional borrower disclosures required. ECOA 0001 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220919	05/19/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	07/11/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	A	A	A	A	A
300159076	TRID	220937	05/19/2016	Credit	Missing Credit Package	CRED 0038	1	Closed	Certified Note (pg 45) is signed by Borrowers Spouse. Missing completed Credit Package for Borrowers Spouse, including a completed 1003 and credit report in the name of Borrowers Spouse.	05/24/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/23/2016- Lender Response: "(Borrower) is only person on the loan. "Borrower Spouse" signed some documents in error. Please see attached corrected Note." Copy of Note signed by (Borrower) Only. CRED 0038 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220958	05/19/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Asset statements (pg 213, 408) are in the name of the borrowers Trust. Missing copy of Trust to confirm borrowers have unrestricted access to funds.	06/10/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
												6/7/2016 - Received response from lender: "Executed Trust". Attached is a copy of the borrower executed trust agreement to evidence borrowers access to trust assets. CRED 0083 Exception Cleared.	Approved	A	A	A	A	A
300159076	TRID	220981	05/19/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged
File contains unsigned Personal tax returns for 2013, 2014 and 2015 and Business tax returns for 2012, 2013 and 2014. All personal and business tax returns must be signed by the borrowers as required per Appendix Q.

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	220982	05/19/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Income documentation is deficient for the following:
1) Paystubs (pg 493, 494) and W2s (pg 497, 498) are not complete, edge of documents have been cut off. Image is not complete.
 2) P&L/Balance Sheets (pg 1173) provided in file are not signed.
										06/08/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

6/7/2016 - Received response from lender: "Paystub". Attached is a copy of paystub. Top portion of the copy is cutoff, however, that information is provided on the copy that was presented in the original loan file (pg 494). Included is a copy of the borrower signed Income Statement / Balance Sheet dated through 1/31/2016. ** Exception is cleared. Other missing documentation sited in the exception was received via stips on 5/29/2016. CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220983	05/19/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed	Final 1008 (pg 250) is not correctly imaged. Top portion of form with borrower information cannot be viewed. Provided complete final 1008.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received a complete copy of the 1008 listing the borrowers name and subject property address in the Borrower and Property Information section. Confirmed that the DTI agrees with the DTI listed on the 1008 (pg 250) provided in the original loan file. APRV 0010 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	220985	05/19/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	2	Acknowledged
Missing Change of Circumstance for addition of Loan Tie In Fee in Section H of the Closing Disclosure (pg 85). The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-04-05: Loan Tie-in Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	220986	05/19/2016	Compliance	Disclosed Finance Charge Must Be >= Actual Finance Charge - $100	TRID 0088	1	Closed
Finance charges were underdisclosed by $1147.49. Per Closing Disclosure (pg 1622) there was a Lender Credit of $2863, however no detail Lender Credit was provided. Unable to apply credit.  The disclosed finance charge ($529,679.76) is ($1,147.49) below the actual finance charge($530,827.25). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR 1026.18(d)(1); OSC 17(c)(2)(ii)-1)
										06/13/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received response from lender: "Lender Credit". Attached is detail of how the lender credit of $2863 should be applied, which was signed and provided on the Lenders letterhead. Applied lender credit as detailed and resubmitted compliance testing, which cleared the exception. TRID 0088 Exception Cleared.;
													Approved	A	A	A	A	A
300159076	TRID	220988	05/19/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0123	2	Acknowledged
Missing valid COC for increase in Recording Fees from Loan Estimate to Closing Disclosure. The total amount of 10% category fees ($170.00) increased by more than 10% from the amount disclosed on the Loan Estimate sent on 2016-04-05, ($151.00). The total amount of fees in this category cannot exceed ($166.10) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv)).

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	221001	05/20/2016	Compliance	Note is Incomplete	NOTE 0050	1	Closed
File contains multiple signed copies of the Note (pg 48, 328, 1633, 1750, 1777, 1803). Copy of Note (pg 48) was stamped Certified by title company used for review.  Signatures on Note copies do not match. Several Notes are signed only by Borrower and others are signed by Borrower and his spouse. Unable to confirm actual final version of Note. Lender should provide only copy of final version of Note signed by applicable borrowers.
										05/24/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	A	A	A	A	A
300159076	TRID	221003	05/20/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	2	Acknowledged
Final Closing Disclosure (pg 85) reflects a Title Charge for Loan Tie In Fee of $250, paid by the borrower, in Section H.  Title Charges in Section H, must include the notation of Optional. No evidence that this charge was optional as required.

Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.
													Approved	B	B	B	B	B
300159076	TRID	221016	05/20/2016	Compliance	Missing Evidence of Service Provider List	TRID 0151	1	Closed	Per Closing disclosure (pg 84) borrower was Permitted to Shop for title services. Service Provider List (pg 936) provided to borrower is Blank with no Service Providers Listed.	06/01/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

5/29/2016 - Received a copy of the Lenders Written List of Service Providers issued to borrower on 4/11/2016. Service Provider List indicates borrower was allowed to shop for Title Service and Lenders Title Insurance. Service provider listed on the CD (pg 84) was not listed on the lenders service provider list, thus confirming borrower shopped / chose Title Service and Lenders Title Insurance provider. TRID 0151 Exception Cleared.
													Approved	A	A	A	A	A
300159076	TRID	223554	06/01/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
The List of Settlement Service Providers Disclosure (TRID 0151 Stip 5/29) Date (2016-04-11) is more than 3 business days from the Application Date (2016-04-05). Three business days from the Application Date is (2016-04-08). Service Provider List dated on the application date (pg 936) is incomplete. No service providers were listed, however,  corresponding LE disclosed services in Section C that borrower could shop for. Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)).
										06/13/2016
Verified credit history - 807 qualifying score for borrower. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 11/1999. ; Verified housing payment history - 122 months of current and prior mortgage history paid 0x30 per credit report. ; Verified reserves - Post closing reserves of $145,869.72, 33 months of PITI reserves. 12 months of PITI reserves required. Sufficient reserves to meet additional 6 month requirement on retained property.

6/7/2016 - Received reponse from lender: "Provider List". Attached is a copy of the Lenders Written List of Service Providers issued to Borrower on the Application Date, which confirms borrower was allowed to shop for Title Serivce and Lenders Title Insurance. TRID 0049 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222054	05/24/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Home Loan Toolkit within 3 days of application date.	05/26/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: "Home Loan Toolkit Acknowledgement". Attached is Notice of Intent to Proceed with Loan Application reflecting borrower acknowledged receipt of Home Loan Toolkit. Document e-signed on 04/04/16 which is within 3 business days of application date. TRID 0133 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222057	05/24/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $810,000 is supported. No post closing CDA provided.	05/27/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

05/25/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $810,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222062	05/24/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										05/26/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: "Recorded Deed of Trust. Copy says unofficial due to being a copy from court clerk's office." Attached is copy of fully executed Deed of Trust along with PUD Rider. Top of document states "Recorded electronically by Title Company". Document is marked "unofficial document". Also attached is screen print of Recording Information from subject county recorder.  DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222083	05/24/2016	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with copy of appraisal.	05/27/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: "Documentation borrower received Appraisal". Attached is screen print of eDisclosure Tracking reflecting appraisal document sent on 04/15/16 for subject loan. ECOA 0001 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222104	05/24/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing complete Fraud report with all alerts satisfactorily addressed. Fraud report (pg 272) is not a complete report.	05/26/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: Fraud Review Attached is a complete copy of Fraud Report with 3 variances. Also attached is letter of explanation from lender stating: "Fraud Variances: Potential Shotgunning: Our correspondent has already registered this loan in the MERS system that is why it is showing one active loan. It will be transferred upon purchase. Potential Income Issue: Our correspondent adequately documented the income on this loan. Transcripts were ordered and provided to us. Potential Down Payment Issue: Property has already closed through our correspondent that is why it is showing he has an interest in the property." Agree. MIN matches that on the Deed of Trust. Purchase closed thus report is showing that borrower has an interest in the property Income is fully documented. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222128	05/24/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender, Lender, has no affiliations to disclose.	05/27/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: "No Affiliates". Attached is a lender memo stating: "Lender does not have any affiliated business relationship; so therefore, we do not utilize an Affiliated Business Disclosure as part of our early disclosure process". COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222135	05/24/2016	Property	Appraisal value is not supported.	APPR 0003	1	Closed	Appraisal value of $810,000 (pg 5). Purchase price of $815,000 per contract (pg 76). Missing acknowledgment from borrower stating they are paying $5000 more than appraisal value.	05/27/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/27/2016 - Exception re-reviewed. Lenders LOS printout (pg 200) evidences delivery of the appraisal report to borrower via edisclosure on 4/15/2016. Value conclusion was disclosed to borrower prior to loan consummation, thus evidencing borrowers acknowledgment of the sales price exceeding the appraised value. APPR 0003 Exception Cleared.
													Approved	A	A	A	A	A
300156639	TRID	222148	05/24/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
Missing valid COC for increase in credit report from $36 on LE to $45 on Closing Disclosure. The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-04-01: Credit Report Fee. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										05/26/2016
Verified reserves - Post closing assets of $94,492.39. Reserves required of $54,356 per lender worksheet (pg 173). 25.73 months of PITI reserves were verified. 12 months PITI reserves required. ; Verified housing payment history - 809 qualifying credit score. 720 minimum score required. No derogatory credit. Limited credit user. Credit file dates back to 10/2001. ; Verified housing payment history - 159 months of current and prior mortgage history paid 0x30.

5/26/16 - Received response from lender: "Page 2 of CD shows a $9 credit for the difference in the credit report cost. Please clear this condition." Attached is copy of Final CD date issued 05/13/16 which matches the one provided in original file (pg 43). Disclosure reflects $9 credit on the CD in three places within the disclosure.
i. Cost at Closing section for Closing Cost with verbiage appended to the dollar amount that reflects the lender credit
ii.  Section J / Lender Credits of the Closing Costs Details. The re-disclosure include an appended comment of "$9 for increase above legal limit" next to the Lender Credits.
iii. Calculating Cash to Close / Total Closing Cost (J) "Did this Change" column. Verbiage describe the Lender Credit amount reflected to match to the remaining disclosure.
 Lender confirms $9 lender credit is for increase in credit report fee. CD is provided at consummation thus exception can be cleared. TRID 0119 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	222881	05/26/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $712,000 is supported. No post closing CDA provided.	06/08/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

6/2/16 - Received response from lender: "CDA". Received 3rd Party Desk Review that reflects original appraisal value of $712,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APN has been corrected to match with APN on appraisal report and tax cert. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	222892	05/26/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/03/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

6/2/16 - Received response from lender: "Recorded DOT". Received a copy of the executed recorded Mortgage Deed of Trust and Riders(13 total pages) to confirm Mortgage / Deed of Trust recording has been completed. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	222906	05/26/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. CD and disclosure documents were E-signed by the borrower (pg 618, 315) with no evidence of E-sign disclosure.	06/01/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

5/31/16 - Received response from lender: "e- consent". Attached is Consent To Do Business Electronically (the Disclosure Agreement) accepted by borrower on 03/09/16 which is prior to LE and CD e-sign dates. TRID 0134 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	222907	05/26/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	06/01/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

5/31/16 - Received response from lender: "E- consent". Attached is Consent To Do Business Electronically (the Disclosure Agreement) accepted by borrower on 03/09/16 which is prior to LE and CD e-sign dates. TRID 0135 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	222947	05/27/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/10/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

6/8/16 - Received response from lender: "Warranty Deed to the property showing borrower's father and his wife own the property. These are borrower's parents." Attached is copy of Warranty Deed for property in question. Legal description matches that of tax information previously provided (CRED 0089 Stip 6/2/16). Grantee is reflected as person with the same first and last name as the borrower and his wife. Wife's name is different from non-borrowing spouse. Document matches with lender clarification that property in question is owned by the borrower's parents thus sufficient to clear exception. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300158459	TRID	223014	05/27/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed
12 months of reserves required per guidelines. An additional 12 months (24 months) required due to DTI above 40% (per guidelines pg 58 of 82). Borrower 401k (pg 53) used for reserves, however no Terms of Withdrawal were provided and cannot be used for reserves. Post closing reserves of $75,934.17, 19.45 months of PITI reserves. 24 months required. Short reserves of $17,744.07 due to missing Terms of Withdrawal. Borrower will have sufficient reserves if Terms of Withdrawal allow for withdrawals prior to termination of employment.
										06/03/2016
Verified credit history - 778 qualifying score. 720 minimum score required. No derogatory credit. Credit file dates back to 7/1999. ; Verified housing payment history - 192 months of current and prior mortgage history paid 0x30 per credit report (pg 625).

6/2/16 - Received response from lender: "Email dialogue with Benefits Specialist and statement/hardship information". Attached is e-mail correspondence between borrower and benefit specialist. Benefit specialist included the terms for Hardship Withdrawal. which confirms that purchase of primary residence allows employee to request for hardship withdrawal (pg 7). Two months bank statements also provided, however, these accounts were excluded as they are not reflected on the Final 1003. Exception cleared. Attached Affidavit of Financial Hardship (pg 1) also confirms hardship withdrawal terms without stipulation that borrower can only withdraw upon separation of the company. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300157214	TRID	223033	05/27/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	No signed loan approval in file with Loan Program. No 1008 provided. Unable to determine approval date and approving underwriter.	06/21/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016 - Received Disposition Date as documented on printout from Lenders LOS for subject transaction, Loan Summary Sheet, 1008, and Income Calc. APRV 0001 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223139	05/28/2016	Credit	Missing Initial 1003 Application	APP 0003	1	Closed
Lender did not provide initial application in the file. No 1003 provided with Loan Officers signature. Unable to confirm lender application date. Final 1003, not signed by loan officer, (pg 40) reflects application date of 2/23/2016 which was used for review.
										07/11/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016 - Received a copy of the Initial 1003 / Application. APP 0003 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223143	05/28/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed	Missing payoff demands for 1st mortgage and 2nd mortgage with Creditor. 1st Mortgage being paid off at closing. 2nd Lien being subordinated at closing.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with payoffs for 1st lien being paid off and 2nd lien being subordinated as part of subject transaction. CRED 0093 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223144	05/28/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Lender did not provide fraud report as required.	06/23/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/21/2016 - Received a complete copy of the fraud report reflecting a low risk borrower score 1000 / low risk property score 1000 with no variances to be addressed. CRED 0089 Exception Cleared.;	Approved	A	A	A	A	A
300157214	TRID	223146	05/28/2016	Compliance	Missing Initial Loan Estimate	TRID 0128	1	Closed	Missing initial Loan Estimate dated within 3 days of lender application date. No Loan Estimate documents provided in file. TRID and compliance review cannot be completed.	07/11/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with initial LE dated 2/26/2016. TRID 0128 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223148	05/28/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Missing all Loan Estimates. No evidence that a Loan Estimate was provided within 3 days of Rate Lock dated 4/4/2016 (pg 39).	07/11/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with Loan Estimate dated within 3 days of rate lock date of 4/4/2016. TRID 0164 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223153	05/28/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application or evidence that Lender has no affiliations to disclose	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016- Lender provided letter, signed by Vice President, stating that they have no affiliations. COMP 0010 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223155	05/28/2016	Compliance	Missing Homeownership Counseling Disclosure	RESPA 0029	1	Closed	Missing evidence that borrower was provided with Homeownership Counseling Disclosure dated within 3 days of application date.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016 - Provided with Homeownership Counseling Disclosure dated 2/26/2016. RESPA 0029 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223156	05/28/2016	Compliance	Missing Notice of Servicing Transfer Disclosure	SVCT 0001	1	Closed	Lender did not provide a Notice of Servicing Transfer Disclosure. No initial Loan Estimate provided.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with initial LE dated 2/26/2016 which disclosed Notice of Servicing. SVCT 0001 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223157	05/28/2016	Compliance	Missing Intent to Proceed	TRID 0130	1	Closed	Missing evidence that borrower provided the lender with an Intent to Proceed.	07/11/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

6/20/2016 - Received a printout from Lenders LOS documenting Intent to Proceed for subject loan on 3/1/2016, which is dated within 10 business days of the initial LE (Saturdays Excluded as Business Day). TRID 0130 Exception Cleared.
													Approved	A	A	A	A	A
300157214	TRID	223159	05/28/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by Title insurer.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with Closing Protection Letter from Fidelity National Title. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223160	05/28/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,650,000 is supported. No post closing CDA provided.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

05/31/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300157214	TRID	223163	05/28/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing VVOE within 10 days of closing date of xxxx. VVOE in file (pg 325) is dated 4/22/2016 which does not meet lender requirements.	06/21/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

6/20/2016 - Received response from lender: "VVOE dated 5/12/16, as documented in LOS". Attached is a printout from lenders LOS to evidence that VOE confirming borrowers employment from 5/2/1983 to Present was completed on 5/12/2016, which is within 10 business days prior to Note date. CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300157214	TRID	223174	05/28/2016	Credit	Missing Credit Package	CRED 0038	1	Closed
Missing credit supplement to confirm Creditor HELOC is a duplicate account. Credit report (pg 202/361) reflects a duplicate HELOC with the same account number but with a different balance. Credit supplement to confirm borrower has only 1 HELOC account with (comapny name).
										06/23/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

6/14/2016. Provided with Credit Supplement dated 3/4/2016 which reflects borrower has only one HELOC with Creditor. This account is being subordinated at closing of subject transaction. CRED 0038 Exception Cleared
													Approved	A	A	A	A	A
300157214	TRID	223185	05/28/2016	Credit	Missing Subordination Agreement	NOTE 0006	1	Closed	Missing signed Subordination Agreement for existing 2nd Lien HELOC.	06/21/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/20/2016 - Received response from lender: "Executed subordination agreement". Received a complete copy of the executed and Subordination Agreement. NOTE 0006 Exception Cleared.;	Approved	A	A	A	A	A
300157214	TRID	223206	05/29/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing evidence borrower was provided with copy of appraisal. No evidence of waiver in file.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

6/14/2016 - Received response from lender: "Appraisal as sent to borrower". Attached is a printout from the lenders LOS to evidence that the appraisal was delivered to borrower via electronic method on 3/18/2016. Included is a copy of the cover letter addressed to borrower dated 3/18/2016 with copy of appraisal. ECOA 0003 Exception Cleared.
													Approved	A	A	A	A	A
300157214	TRID	223207	05/29/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.
												6/14/2016. Provided with copy of Closing Instructions which require recording of security agreements. DEED 0049. Exception Cleared.	Approved	A	A	A	A	A
300157214	TRID	223208	05/29/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Initial Disclosure packaged dated within 3 days of initial application date (unconfirmed). Missing Privacy Notice and Patriot Act Notice.	06/16/2016
Verified credit history - 777 qualifying credit score. 720 minimum score required. Mortgage rated 0x30 for 99 mos per credit report pg 200. No derogatory credit. Credit file dates back to 12/1982. ; Low DTI - 32.87% is well below maximum DTI of 43% per guidelines.(Borrower has the additional 12 mos reserves required to go to 43% per guidelines pg 57.; Verified employment history - Verified 33 yr stable job history.; Verified reserves - Verified reserves after closing of $238,432.32 (26 mos) 18 mos reserves required.

6/14/2016. Provided with initial disclosure package dated 2/26/2016 which was within 3 days of application date of 2/23/2016. Privacy and Patriot Act disclosures were provided. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226433	06/15/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received response from lender: Closing Instructions". Attached is 14-page lender general Closing Instruction.  Section H2 (pg. 11/14) of closing instructions" reflects section Land Record Filings: Recordable Documents, to the extent applicable, must be presented for recording in the official land records where the Property is located in the following order where possible, or in the order required by Title Insurer issuing the Title Policy: POA, Deed or other instrument used to convey title, Lien Security Instrument to be insured in first priority position with all Riders attached, Lien Security Instrument to be insured in a junior priority position with all Riders attached, Subordination Agreement, Other recordable documents. Settlement Agent must forward the original recorded Loan Documents to Lender promptly if Settlement Agent receives the recorded Loan Documents from the land records office. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226446	06/15/2016	Credit	Sales Price on HUD-1 does not agree with Purchase Contract	HUD 0014	1	Closed	Missing executed Purchase Agreement to confirm purchase price of $1,025,000.	06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received response from lender: "Purchase agreement with counteroffer". Attached is a complete copy of the executed purchase agreement and counteroffer. Counteroffer lists full purchase price of $1,025,000. HUD 0014 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226454	06/15/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,025,000 is supported. No post closing CDA provided.	06/17/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/16/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226879	06/16/2016	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
1003 / Application (pg 98) liability section reflects "Pending" debt with Creditor in the amount of $17,541.86 and monthly payment due of $243.63. Missing documentation to evidence new debt and confirm payment due of $243.63 used for qualifying.
										06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received response from lender: "New Debt Docs". Attached is a copy of the eSigned Note, Disclosure, and Security Agreement for installment loan evidencing a loan amount of $16,000 (Total Payments $17,541.86) and monthly payments of $243.63 due beginning 7/8/2016. CRED 0097 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226881	06/16/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing VOE dated no more than 10 business days prior to Note date for B1.	07/06/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received response from lender: "VVOE as documented in LOS". Attached is a printout from the lenders LOS evidencing VOE for B1 confirming employment from 1/11/2010 to Present was completed 6/6/2016. ** LOS confirms Voe was completed within 10 business days prior to the Note date. CRED 0086 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226885	06/16/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/21/2016 - Received a complete copy of the fraud report reflecting a low risk borrower score of 1000 / adjusted property score of 1000. All variances have been cleared by lender. FRAUD 0001 Exception Cleared
													Approved	A	A	A	A	A
300177174	TRID	226886	06/16/2016	Credit	Income Documentation is Insufficient	CRED 0082	1	Closed
Employer did not indicate whether Bonus income for B1 is likely to continue (pg 584). Per Lender guides, The employer must verify that the Borrower will continue to have opportunities to earn bonus income.
										06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received a corrected copy of the pre-consummation dated WVoe. WVoe was corrected to reflect both Overtime and Bonus income is applicable and likely to continue. Employer initialed the correction, which evidences acknowledgment of the change. CRED 0082 Exception Cleared.
													Approved	A	A	A	A	A
300177174	TRID	226893	06/16/2016	Credit	Missing Verification of Rental	CRED 0021	1	Closed	CBR (pg 21) confirms a satisfactory mortgage rating on prior residence from 7/2012 to 1/2016. Missing VOR for departing residence for most recent 0.50 yrs as stated on the 1003 / Application (pg 940).	06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received a copy of the pre-consummation dated VOR for departing residence providing 6 month rental term from 1/29/2016 to 7/31/2016 and satisfactory landlord rating. ** Exception is cleared. VOR confirms satisfactory landlord rating for departing residence from the beginning of the rental term 1/29/2016 to Present. VOR is dated within 30 days prior to the Note date. CRED 0021 Exception Cleared.;
													Approved	A	A	A	A	A
300177174	TRID	226896	06/16/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD issued 6/9/2016 (pg 56) was received less than 3 days prior to consummation. No other CDs were provided in the loan file.	06/21/2016
Low DTI - DTI 38.88% is below the QM maximum of 43%.; Verified credit history - Oldest tradeline 4/2004, Middle credit scores 792 / 812 and no history of delinquency. Minimum credit score required 720.

6/20/2016 - Received response from lender: "Delivery confirmation of CD on 6/7/16". Attached is a copy of the Closing Disclosure issued 6/7/2016. Included is email confirmation notice that the package issued to borrower on 6/7/2016 was downloaded on 6/7/20016. ** Exception is cleared. 3 day waiting period was satisfied with Initial CD issued and delivered on 6/7/2016. TRID 0145 Exception Cleared.
													Approved	A	A	A	A	A
300125032	TRID	227216	06/17/2016	Compliance	Missing Note	NOTE 0001	1	Closed	Missing Note for subject transaction in the amount of $1,350,000.	06/21/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a copy of the Note for subject transaction. NOTE 0001 Exception Cleared.;	Approved	A	A	A	A	A
300125032	TRID	227217	06/17/2016	Compliance	Calculated Amortized Term does not match Term of Note	CRED 0070	1	Closed	Missing Note for subject transaction in the amount of $1,350,000.	06/29/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a copy of the Note for subject transaction. CRED 0070 Exception Cleared.;	Approved	A	A	A	A	A
300125032	TRID	227221	06/17/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing Security Instrument for subject transaction, thus unable to confirm if the APN is listed.	06/21/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a complete copy of the recorded Mortgage. Mortgage lists the APN for subject property. COLL 0001 Exception Cleared.	Approved	A	A	A	A	A
300125032	TRID	227222	06/17/2016	Compliance	Missing Mortgage/Deed of Trust	DEED 0001	1	Closed	Missing Security Instrument for subject transaction.	06/21/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a complete copy of the recorded Mortgage. DEED 0001 Exception Cleared.	Approved	A	A	A	A	A
300125032	TRID	227223	06/17/2016	Compliance	Missing PUD Rider	DEED 0007	1	Closed	Missing Security Instrument and all applicable Riders for subject transaction.	06/29/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a complete copy of the recorded Mortgage with PUD rider. DEED 0007 Exception Cleared.	Approved	A	A	A	A	A
300125032	TRID	227229	06/17/2016	Compliance	Missing Initial Closing Disclosure	TRID 0129	1	Closed	Missing all Closing Disclosures.	07/06/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received CDs issued 5/26/2016 and 5/31/2016. TRID 0129 Exception Cleared.	Approved	A	A	A	A	A
300125032	TRID	227264	06/17/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,800,000 is supported. No post closing CDA provided.	06/21/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.

6/20/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,800,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300125032	TRID	227325	06/17/2016	Compliance	VOE/VVOE must be performed at or before consummation 1026.43(e)(v)	QMATR 0008	1	Closed	Missing Note, thus unable to confirm VOE dated 5/27/2016 was completed prior to loan consummation (pg 777).	06/29/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.
												6/20/2016 - Received a copy of the Note for subject transaction. ** VOE dated 5/27/2016 is dated within 10 business days prior to the Note date. QMATR 0008 Exception Cleared.	Approved	A	A	A	A	A
300125032	TRID	227358	06/17/2016	Credit	Discrepancy of Acquisition Cost of Subject Property	CRED 0040	1	Closed
1) Missing borrower / builder signed construction agreement providing cost breakdown for newly constructed subject property to confirm acquisition cost and calculated LTV.

 2) Missing recorded deed for subject lot purchase, as required per Lender guides.
										06/29/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.

6/26/2016 - Received response from lender: "Contract". Attached is a copy of the Builder / Borrower signed Home Purchase Agreement dated 5/18/2015, which lists construction cost of $1,493,000. Included is a copy of the recorded Warranty Deed for lot purchase. HUD from lot purchase was provided in the original loan file (pg 530). Per Lender guides, If the property was purchased more than six (6) months prior to the application date for new financing, the current appraised value will be used to calculate the LTV ratios. HUD Settlement Date 6/15/2012, thus appraisal value is used to calculate the LTV. CRED 0040 Exception Cleared.
													Approved	A	A	A	A	A
300125032	TRID	227401	06/17/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Occupancy Affidavit.	06/29/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.

6/20/2016 - Received a copy of the Certificate of Occupancy to evidence that the subject property is suitable for occupancy. ** No exception cleared. Missing borrower signed Occupancy Affidavit evidencing borrowers intent to occupy the property as primary residence. COMP 0006 Exception Remains.;
 6/26/2016 - Received a copy of the borrower signed "Affidavit of Occupancy" certifying primary occupancy status. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300125032	TRID	228620	06/22/2016	Compliance	Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
Final CD (TRID 0129 6/20) disclosed the tax payment of $618.95 / mo based on the unimproved value (pg 516). CD should have used the documented estimated tax on the new construction of $1049.06 / mo (pg 1). The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (7528.89), while the Calculated Projected Payments Table has a value of (8032.77).
										06/30/2016
Verified employment history - WVOE confirms B1s employment with Present Employer from 7/27/2009 to Present (pg 512); Verified credit history - Middle credit scores 732 / 769 with no late payments reported since 2010. Minimum credit score required 720.
 ; Low DTI - Review calculated DTI 30.16% is below the QM maximum of 43%.

Estimate of Real Estate Taxes on New Construction (pg 1) disclosed $12,588.75 for 2016 tax year that is based on the lenders higher assessed value for 2017 tax year (pg 516), which is what the lender used to qualify the borrower. Notice of Increase in Real Estate Assessment (pg 515) dated 3/17/2016 indicates that the 2016 assessment increased to $590,100 in 2016 from $90,000 in 2015 due to New Construction.  Tax Cert (pg 23) confirms that the 2015 assessed value is based on land only. Lender calculated 2016 taxes of $7427.36 OR $618.95 / mo was calculated using the newly assessed value with the mill rate provided on the tax statement (pg 23-24). Lender disclosed the actual 2016 tax based on the 3/17/2016 assessment, thus properly disclosing the property tax payment. TRID 0092 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228160	06/21/2016	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed	Missing final loan approval signed and dated by the underwriter.	06/29/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

6/27/2016 - Received response from lender: "1008 is attached. It is not required to be signed by UW". Attached is a copy of the 1008 for subject Conventional 30 Year Fixed loan. Confirmed DTI agrees with the  DTI provided on the underwriting worksheet (pg 606) provided in the original loan file. ** Agree. Lender guides do not indicate that the 1008 is to be signed. Approval Date was previously provided via Stips on 6/23. APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228481	06/22/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing Affiliated Business Disclosure OR evidence that the Lender does not have any affiliated businesses to disclose.	06/23/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

6/23/2016 - Received a signed official memo on company letterhead stating: "Lender does not have any affiliations". ** Lender confirms that there are no affiliated business to disclose, thus no Affiliated Business Disclosure is required. COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228495	06/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $887,000 is supported. No post closing CDA provided.	07/19/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

Exception is cleared. Vendor confirms that the APN listed on the OA is the "PIN" for subject property and that the APN listed on the corrected CDA (Stip 6/24) is the actual APN for subject which was provided by the County Assessor. 3rd Party Desk Review reflects original appraisal value of $887,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.;
													Approved	A	A	A	A	A
300159091	TRID	228523	06/22/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Hazard insurance (pg 1 [479]) provides dwelling coverage of $344,000. Dwelling coverage is insufficient to cover the replacement cost of $576,885 provided in the appraisal report (pg 3 [159]). Missing a copy of the insurers cost estimator to confirm coverage is sufficient.
										06/29/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

6/27/2016 - Received response from lender: "Hazard policy has Guaranteed Replacement cost Coverage". Attached is email correspondence from the lender stating: "The insurance policy states it contains 100% guaranteed replacement coverage. This means it covers any amount needed.
 Guaranteed replacement cost A property insurance valuation option found in some homeowners policies. The policy pays the full cost of replacing the home even if this amount exceeds the policy limits. This valuation method fully indemnifies the insured without any depreciation and without a maximum reconstruction payment. The provision helps the insured avoid being underinsured in the event of a total loss". ** Agree. Confirmed hazard insurance dwelling coverage includes Guaranteed Replacement Cost. HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228540	06/22/2016	Credit	Missing Verification of Liability (Contingent or Otherwise)	CRED 0097	1	Closed
Final 1003 Liability Section (Use Bookmark pg 50 of 609) lists debt with monthly payment of $148 and current balance of $14,849 that is not listed on the credit report. Missing documentation to confirm liability.
										07/19/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

7/12/2016 - Received response from lender: "Signed letter on company letterhead is attached for review". Attached is an official letter on lender letterhead stating: "The final loan application had an erroneous debt with (creditor) listed. This was an error. The credit report and the undisclosed debt monitoring did not show this debt. It was removed from the application and the borrower signed it". ** Exception is cleared. Lender confirms that the undocumented debt was listed in error. Corrected and signed 1003 / Application to remove the debt was previously received via stips on 7/11/2016. DTI decrease is within 2% tolerance, thus updated 1008 is not required. CRED 0097 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228559	06/22/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 3/31/2016 (pg 3 [85 of 609]). You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										06/23/2016
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.

6/23/2016 - Received response from lender: "Intent to proceed as documented in LOS". Attached is a printout from the lenders LOS documenting that the intent to proceed was received orally via telephone from borrower on 3/31/2016, thus confirming that intent to proceed was received within 10 business days of the LE date. TRID 0047 Exception Cleared.
													Approved	A	A	A	A	A
300159091	TRID	228563	06/22/2016	Compliance	Missing Evidence of valid COC for interim disclosed Loan Estimate/Closing Disclosure.	TRID 0161	2	Acknowledged	Missing corresponding COC for initial CD issued 6/7/2016 (pg 319). Loan amount decreased from $670,000 (pg 151) to $665,250.
Verified employment history - VOE (pg 105 [449]) dated 6/6/2016 confirms the borrowers employment with present employer from 1/1/1999 to Present OR 17 yrs.; Verified credit history - Oldest tradeline 02/2000, Middle credit score 736 with no derogatory credit history reported . Minimum credit score required 720.; Low DTI - 35.64% DTI is below the QM program maximum of 43%.; Verified reserves - Verified reserves $230,042.32 OR 62 months PITI. 12 months PITI $44,126.52 required.
													Approved	B	B	B	B	B
300175137	TRID	228808	06/22/2016	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Subject value is below predominate value of $803,000. Variance below predominate is 21%. Appraiser comment (pg 455 #11) states that the value is greater than the predominate value. Subject value of $660,000 is less than predominate value of $803,000. Appraisers narrative on predominate value is not correct.
										06/29/2016
Verified credit history - 802/808 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back ; Verified reserves - Post closing reserves of $60,041, 26 months of PITI reserves. 12 months required per guidelines. Sufficient reserves to meet 6 month requirement on other REO properties. ; Verified housing payment history - 225 months of current and prior mortgage history paid 0x30.

6/23/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. NOTE: Appraised Value is above the low neighborhood value of $575,000. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300175137	TRID	228809	06/22/2016	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Appraisal states Site value of $329,000. Site value ratio of 49.85% exceeds 30% guideline. Appraiser did not indicate if excessive site value ratio is typical for the area.	06/28/2016
Verified credit history - 802/808 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back ; Verified reserves - Post closing reserves of $60,041, 26 months of PITI reserves. 12 months required per guidelines. Sufficient reserves to meet 6 month requirement on other REO properties. ; Verified housing payment history - 225 months of current and prior mortgage history paid 0x30.

6/23/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
													Approved	A	A	A	A	A
300175137	TRID	228810	06/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $660,000 is supported. No post closing CDA provided.	06/30/2016
Verified credit history - 802/808 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back ; Verified reserves - Post closing reserves of $60,041, 26 months of PITI reserves. 12 months required per guidelines. Sufficient reserves to meet 6 month requirement on other REO properties. ; Verified housing payment history - 225 months of current and prior mortgage history paid 0x30.

6/23/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $660,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300175137	TRID	228843	06/22/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										07/05/2016
Verified credit history - 802/808 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back ; Verified reserves - Post closing reserves of $60,041, 26 months of PITI reserves. 12 months required per guidelines. Sufficient reserves to meet 6 month requirement on other REO properties. ; Verified housing payment history - 225 months of current and prior mortgage history paid 0x30.

6/26/2016 - Received response from lender: "On page 2 of disclosure". Attached is the B1 signed Conventional Multiple Page Disclosure dated 3/29/2016. Pg 2 states: "With the signing of this Multi-Page Disclosure, you hereby acknowledge that you have received the Loan Estimate, Identified Providers List and Toolkit Booklet within three business days from the date of the loan application, and intend to proceed". Disclosure is dated by the borrower on the Application Date, which is the same date the initial LE was issued. Included is a copy of the B2 electronically accepted Multiple Page Disclosure dated 5/18/2016. TRID 0047 Exception Cleared.
													Approved	A	A	A	A	A
300175015	TRID	228803	06/22/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that all borrowers were provided with E-Sign disclosure.	07/06/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.

6/30/2016 - Received a copy of the borrower accepted eSign Disclosures.  Disclosures were accepted within 3 days of the initial application and on the same date that initial disclosures were esigned by the borrower. TRID 0134 Exception Cleared.
													Approved	A	A	A	A	A
300175015	TRID	228804	06/22/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed
Missing evidence that all borrowers were provided with E-Sign disclosure to confirm they intended to receive documents via electronic method.  Disclosures in file are e-Signed and dated 04/04/2016 by the borrowers (LE and initial disclosures).
										07/06/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.

6/30/2016 - Received a copy of the borrower accepted eSign Disclosures.  Disclosures were accepted within 3 days of the initial application and on the same date that initial disclosures were esigned by the borrower. TRID 0135 Exception Cleared.
													Approved	A	A	A	A	A
300175015	TRID	228805	06/22/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $620,000 is supported. No post closing CDA provided.	06/30/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.
												6/28/16 - Received 3rd Party Desk Review that reflects original appraisal value of $665,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300175015	TRID	228812	06/22/2016	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Hazard information provided (pg 172) does not reflect amount of coverage, only premium amount due. Unable to verify of coverage is sufficient per guidelines.	06/29/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.

6/27/16 - Received response from lender of: "HOI".  Attached is 2-page document that is deck page confirming evidence of insurance.  Coverage amount, policy period and premium all reflected confirming sufficient coverage. HAZ 0005 Exception Cleared.
													Approved	A	A	A	A	A
300175015	TRID	228813	06/22/2016	Property	Missing Copy of Original Appraisal report	APPR 0001	1	Closed	Missing copy of complete appraisal, none in loan file. HOA dues used for review to be verified.	06/30/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.
												6/27/16 - Received full color copy of appraisal. APPR 0001 Exception Cleared	Approved	A	A	A	A	A
300175015	TRID	228816	06/22/2016	Compliance	Missing LE due to Rate Lock	TRID 0159	1	Closed	Missing LE issued within three days of 05/10/2016 rate lock (pg 353).	06/29/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.
												6/27/16 - Received response from lender of: "CD issued instead of LE" Attached is CD dated issued on 5/13/16 which is within 3 business days of rate lock event. TRID 0159 Exception Cleared.	Approved	A	A	A	A	A
300175015	TRID	228817	06/22/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	Missing documentation to source $2000 earnest money deposit (pg 262).	06/29/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.

6/27/16 - Received response from lender of: "Cancelled check". Attached is a 261 page document. Copy of EM check as written is located on page 182/261. Check copy is written on a credit union account not verified in file but is well under 2% of subject sale price. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300175015	TRID	228844	06/22/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										07/13/2016
Verified reserves - Post closing reserves of $56,794/16.39 months of PITI reserves verified.  12 months required per guidelines. All lender reserve requirements have been met.
 ; Verified credit history - 791/796 qualifying credit scores.  720 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 06/1982. ; Verified housing payment history - Credit report reflects 149 months of current and prior mortgage history paid 0x30.

7/12/2016 - Received lender closong instructions which state: "Settlement Agent to be responsible for obtaining original recorded documents from the Courthouse, review for completeness and provide along with the Final Title Policy to Lender (address). ** Exception is cleared. Closing instructions satisfactorily documents lenders intent to record the security instrument. DEED 0049 Exception Cleared.;
													Approved	A	A	A	A	A
300179664	TRID	230262	06/27/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Missing APN/Parcel ID # on Deed of Trust (pg 965) or included as part of legal description (pg 966). Unable to confirm APN on Title documents and appraisal match the APN on Deed of Trust.	07/13/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/12/2016 - Received a memo on lenders letterhead stating: "The subject property is in (county), Texas. As has been addressed with all other Texas properties, Texas does not require that the APN be listed on the security instrument. This was confirmed with (two law firms), both firms specializing in the preparation and review of residential mortgage loan transaction documentation within the State of Texas. ** Confirmed Lot and Block numbers match from title, to DOT and appraisal as well as verified address from appraisal to DOT.  COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230268	06/27/2016	Compliance	Missing Home Loan Toolkit	TRID 0133	1	Closed	Missing evidence that borrower was provided with Home Loan Toolkit.	07/13/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/7/2016 - Received response from lender: "We dont send cover letters with our home loan toolkit; nor does the document have the name/loan number listed. This just isnt part of the process. This is just a standard document that is sent out will all necessary files, in the initial disclosure package. Below shows the date it was sent to the borrower through our system. Please let me know if you need anything else". Attached is a screen print from lenders LOS disclosure detail screen to evidence that the initial disclosure package containing the Home Loan Tool Kit was sent to the borrower on 5/5/2016, which is within 3 business days of lender application date. TRID 0133 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230269	06/27/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure. Documents in file have been E-signed by the borrowers.	07/13/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.
												7/7/2016 - Received copies of the borrower accepted eDisclsoure Agreement for B1 and B2. Disclosure is dated prior to lenders application date. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300179664	TRID	230270	06/27/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	07/13/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.
												7/7/2016 - Received copies of the borrower accepted eDisclsoure Agreement for B1 and B2. Disclosure is dated prior to lenders application date. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300179664	TRID	230271	06/27/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $775,000 is supported. No post closing CDA provided.	07/12/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/7/2016 - Received a corrected CDA. CDA was updated to correct the APN for subject property to match the APN listed on the original appraisal. CDA reflects original appraisal value of $775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230275	06/27/2016	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site value ratio of 43.87% exceeds 30% guideline. Appraiser does not indicate if excessive site value ratio is typical for the area.	07/12/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/11/2016 - Received corrected appraisal report with signature date 7/8/2016. Appraisal was updated to include the following verbiage: "Site values exceeding 30% of total market value is typical due to high demand for in-fill new construction sites...". ** Corrected appraisal report satisfactorily addressed the site value. Additionally, CDA received on 7/7/2016 (APPR 0040) reflects original appraisal value of $775,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230382	06/28/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Subject transaction is purchase of new construction. Missing Certificate of Occupancy required for new construction.	07/13/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.
												7/12/2016 - Received a copy of the Certificate of Occupancy issued by the city to evidence that the subject property is suitable for occupancy. PROP 0012 Exception Cleared.;	Approved	A	A	A	A	A
300179664	TRID	230440	06/28/2016	Credit	Missing Evidence of sale of property owned	HUD 0011	1	Closed
Preliminary Closing Disclosure (pg 536) provided to confirm sale of prior primary and evidence to proceeds to be used for closing on subject. Missing final, signed Closing Disclosure and evidence that proceeds from sale were transferred to borrower/Title Company. Missing evidence that Mortgage was paid off. Final asset/reserve review cannot be confirmed.
										07/08/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/7/2016 - Received response from lender: "CD from proceeds sale and LOE". Attached is email correspondence from Title Company confirming the closing of the sale transaction for departing residence prior to the closing of the subject loan transaction. Email  correspondence from the borrower states: "The funds will not hit our account. The title company is holding those funds for the closing Friday. That way we are not hit with incoming wire fees and do not have to set up another outgoing wire. They will transfer those proceeds directly to the purchase transaction and any extra will be given to us or shortage will be covered by a check from us for that amount".  Attached is a copy of the executed settlement statement to evidence receipt of sale proceeds to borrower in the amount of $191,899.48 on 6/6/2016. Settlement statement also confirms that $343,804.96 was disbursed to payoff Mortgage on departing residence. Confirmed that the Settlement Agent disclosed on the Final CD is the same Settlement Agent that closed the subject loan. HUD 0011 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230449	06/28/2016	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	07/08/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/7/2016 - Received a copy of fraud report with low risk borrower score 1000 / critical risk property score 229. Summary of findings attached. Documentation has been provided in file and via stips (APPR 0040) to evidence that all variances have been addressed. CRED 0089 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230459	06/28/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
UPDATED EXCEPTION: The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-05-20: Document Prep Fee - Title increased from $150 to $200. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)). *** Credit Report Fee increase of $0.20 due to LE rounding is acceptable.
										07/08/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/8/2016 - Received response from lender: "Change of circumstance for 5-20 and 5-25". Attached is COC dated 5/20/2016 listing borrower requested changes to loan amount, escrow waiver, and rate lock. **  COC does not address the increase to the Doc Prep Fee from $150 to $200 that resulted in the 0% tolerance violation. Final CD disclosed a credit of $50 for increase above legal limit. Lender credit is sufficient to cure 0% tolerance. TRID 0119 Exception Cleared.
													Approved	A	A	A	A	A
300179664	TRID	230467	06/28/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed	EMD (pg 1132) did not clear prior to statements. Missing evidence Earnest Money Deposit of $7500 has cleared the borrowers accounts.	07/08/2016
Verified credit history - 748/804 qualifying scores per credit report (pg 134). 700 minimum scores required. No derogatory since 12/2009 (Student Loans). Credit file dates back to 5/1990.; Verified employment history - The VOE (pg 361, 362) confirm 24 years with employer for borrower and 18 years with employer for coborrower.

7/7/2016 - Received response from lender: "Screen shot of EMD clearing". Attached is a screen print to evidence that the EMD check cleared the borrowers account of 5/3/2016. Printout does not list the financial institution name, borrower name, or account number, thus cannot be used to confirm that the EMD check cleared the borrowers account. ** Exception is cleared. EMD was not needed to satisfy the reserve requirement or cash required to close. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300173394	TRID	234429	07/14/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										07/18/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.
												7/15/2016 - Received a screen print from (county) Public Records to evidence that the Mortgage for subject transaction was recorded on 6/20/2016. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300173394	TRID	234479	07/14/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that lender has no affiliations to disclose.	07/18/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.

7/15/2016 - Received a lender memo stating: "(lender) does not any Affiliates therefore, we can not provide an Affiliated Business Disclosure". ** Lender confirms that there are no affiliated business relationships to disclose, thus an Affiliated Business Disclosure is not required. COMP 0010 Exception Cleared.;
													Approved	A	A	A	A	A
300173394	TRID	234494	07/14/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,100,000 is supported. No post closing CDA provided.	07/20/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.

7/18/16 - Received response from lender: "Appraisal Review".  Attached is email correspondence from (client) reflecting appraisal is supported. ** No exception cleared. Missing 3rd Party CDA to support the appraised value of $1,100,000. APPR 0040 Exception Remains;
													Approved	A	A	A	A	A
300173394	TRID	234496	07/14/2016	Compliance	Missing ECOA disclosure right to receive a copy of all written appraisals	ECOA 0001	1	Closed	Missing evidence that borrower was provided with copy of appraisal report.	07/20/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.

7/15/2016 - Received response from lender: "Appraisal Acknowledgement". Attached is a copy of the borrower signed Appraisal Acknowledgment". Acknowledgement states: "...By signing below you acknowledge that you were in receipt of your appraisal report three or more days prior to the closing of loan". ** Attached acknowledgment evidences borrowers receipt of the appraisal report. ECOA 0001 Exception Cleared.;
													Approved	A	A	A	A	A
300173394	TRID	234510	07/14/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	(3rd party) VOE (pg 282) dated 5/15/2016 is not dated within 10 days of Note date of xxxx as required per lender.	07/18/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.
												7/15/2016 - Received (3rd party) VOE dated 6/15/2016 for B1, which is dated within 10 business days prior to the Note date. CRED 0007 Exception Cleared.;	Approved	A	A	A	A	A
300173394	TRID	235789	07/19/2016	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed	Missing is evidence that borrowers were provided with copies of the written appraisals.	07/20/2016
Verified credit history - 796/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 6/1989. ; Verified reserves - Post closing reserves of $928,040.72, 193 months of verified PITI reserves. 9 months of PITI reserves required.

7/20/2016 - Received response from lender: "Appraisal Acknowledgement". Attached is a copy of the borrower signed Appraisal Acknowledgment". Acknowledgement states: "...By signing below you acknowledge that you were in receipt of your appraisal report three or more days prior to the closing of loan". ** Attached acknowledgment evidences borrowers receipt of the appraisal report. ECOA 0003 Exception Cleared.;
													Approved	A	A	A	A	A
300065686	Non-TRID	186383	10/19/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										11/17/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.

11/4/15 -  Received Instructions to Escrow Title or Closing Agent which states: "Final title policy and recorded documents to be sent to the lender.  ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300065686	Non-TRID	186385	10/19/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No Final HUD was provided in the image file. HUD provided (pg 36) is marked as Estimated. HUD provided (pg 354) was not signed by the Settlement Agent. Missing Final HUD, signed or stamped by settlement agent. Final compliance review is not completed.
										11/04/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.
												11/4/15 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Compliance review complete. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300065686	Non-TRID	186390	10/19/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,250,000 is supported. No post closing CDA provided.	11/04/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.

10/20/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,250,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300065686	Non-TRID	186392	10/19/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing Fraud report with all alerts satisfactorily addressed.	11/17/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.

11/17/15 - Received response from lender of: "address verification".  Attached is a letter from the lender on letterhead that states: "this property is located in xxxx .  The addresses listed are the same.  Please see tax statement.  Included is Assessor Treasurer Property Profile that reflects a parcel number for the address in question that matches to the the plat map that reflects the secondary address to confirm both addresses are the same.  The parcel number is reflected on the plat map as well.  CRED 0089 Exception Cleared.
													Funded	A	A	A	A	A
300065686	Non-TRID	186393	10/19/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence that Affiliated Business Disclosure was provided to borrower within 3 days of loan application date or provide evidence that the lender has no affiliations to disclose.	11/17/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.

11/4/15 - Received response from lender of: "Affiliated disc". Lender attached an Affiliate Disclosure Form. Box for Broker/Lender does not have any affiliates is marked X. COMP 0010 Exception Cleared.
													Funded	A	A	A	A	A
300065686	Non-TRID	186398	10/19/2015	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter provided by the title insurer.	11/04/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.
												11/4/15 - Received Closing Protection Letter for subject provided by the title insurer. TITL 0005 Exception Cleared.	Funded	A	A	A	A	A
300065686	Non-TRID	186432	10/19/2015	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged	YTD P&L and Balance Sheet per pg 458 was not signed by the borrower. Lender guidelines require P&L from the CPA. No evidence that P&L documents provided in file were from the CPA.
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.
													Funded	B	B	B	B	B
300065686	Non-TRID	186472	10/19/2015	Credit	Missing Tax Transcript(s)	CRED 0091	2	Acknowledged	Missing signed 4506T and transcripts for borrowers business.
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.
													Funded	B	B	B	B	B
300065686	Non-TRID	186473	10/19/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Business returns provided (pg 381,441) were not signed by the borrower as required per Appendix Q.	11/17/2015
Verified employment history - Borrower has been self employed for over 20 years.; Verified credit history - Borrower has long term established credit history since 1976 with mortgage history paid 0x30 for 76 months reviewed and all consumer credit reflected to be paid 0x30 and 798/794 FICO scores.; Low DTI - DTI of 23.67% is well below the Lender guidelines max allowed of 43%.; Verified reserves - Per guidelines, 12 months reserves plus 6 month reserves for other REO is required, verified 35 months reserves.
												11/4/15 - Received response from lender of: "business returns". Lender attached signed 2013/2014 business returns. CRED 0087 Exception Cleared.	Funded	A	A	A	A	A
300106417	TRID	208441	03/28/2016	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
1008 (pg 148) and signed approval (pg 494) reflects subject approved as No Cash Out Refinance. Per Final Closing Disclosure (pg 4) the borrower received $9384.12 as closing. Subject closed as Cash Out Refinance. Missing loan approval reflecting Cash Out Refinance.
										04/05/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.

4/4/16 - Received post-consummation dated AUS submission with Approve/Ineligible recommendation for subject cash out refinance transaction, corrected 1008 reflecting loan purpose as cash out transaction, corrected 1003/Application reflecting no purpose for refinance transaction, and an underwriter signed and dated corrected Underwriting Summary sheet reflecting loan purpose as cash out transaction. APRV 0010 Exception Cleared.
													Approved	A	A	A	A	A
300106417	TRID	208456	03/28/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	04/08/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.
												4/4/16 - Received copies of the electronically accepted eDisclosure Agreement for B1 and B2. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300106417	TRID	208457	03/28/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	04/08/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.
												4/4/16 - Received copies of the electronically accepted eDisclosure Agreement for B1 and B2. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300106417	TRID	208465	03/28/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,675,000 is supported. No post closing CDA provided.	04/08/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.

3/30/16 - Received 3rd Party Desk Review that reflects original appraisal value of $1,675,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300106417	TRID	208479	03/28/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	04/05/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.
												4/4/16 - Received a copy of the Closing Protection Letter from subject transaction issued on 3/31/16. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300106417	TRID	208517	03/28/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for an increase in the "Cannot Increase Category" fee(s) from the prior disclosed Loan Estimate/Closing Disclosure.	TRID 0119	1	Closed
UPDATED EXCEPTION: The following fee(s) increased from the amount(s) disclosed on the Loan Estimate sent on 2016-01-20: Tax Related Service Fee from $85 to $112. The fees in the Cannot Increase category cannot increase unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure. (12 CFR 1026.19(e)(3); 12 CFR 1026.19(e)(4)).
										04/05/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.

4/5/16 - Confirmed CD issued at consummation (pg 259) disclosed the credit to cure increase above legal limit. Attached document evidences Lenders acknowledgment that $27 credit was to cure increase to the Tax Service Fee from LE $85 to CD $112. Tolerance violation was corrected at consummation, thus no further action is required. TRID 0119 Exception Cleared.
													Approved	A	A	A	A	A
300106417	TRID	209764	04/05/2016	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Received a corrected 1003/Application (Stip 4/4 APRV 0010) for the subject refinance transaction.  The correction was made to change the refinance purpose from No Cash-Out Rate/Term to no selection. All sections of the 1003/Application are to be fully completed. Any corrections to the 1003/Application must be initialed by the borrowers to evidence acknowledgment of the changes. Should the lender choose to draft a new 1003/Application the borrowers must fully sign and date the new application.
										04/08/2016
Verified credit history - 771/774 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 12/1992. ; Verified housing payment history - 203 months of current and prior mortgage history paid 0x30. ; Low LTV/CLTV/HCLTV - 56.69% LTV/CLTV. 60% maximum LTV/CLTV for Cash Out refinance.; Low DTI - 14.81% on fully documented file. 43% maximum DTI allowed.

4/7/16 - Received a copy of the corrected 1003/Application reflecting Purpose of Refinance - No Cash Out Rate/Term being lined through and replaced with Cash Out Refinance. The correction has been initialed by both B1 and B2. Borrowers initials evidence acknowledgment of the changes.  APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	211911	04/18/2016	Compliance	Missing LE/CD Due to Rate Lock (12 CFR 1026.37(a)(13)(ii))	TRID 0164	1	Closed	Rate lock (pg 25) is dated 3/2/2016. LE dated 3/7/2016 (pg 460) was not provided within 3 days of rate lock date.	05/02/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "3/2 App Date, 3/3 Day 1, 3/4 Day 2 and 3/7 Day 3 - Date of initial disclosures". Attached is a copy of March 2016 calendar.  Lender confirmed that Saturday is not a business day, thus disclosures were made within 3 business days. TRID 0164 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	211924	04/18/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	No evidence that borrower was provided with E-sign disclosure.	04/29/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "eConsent". Attached is eDisclosure Agreement for each borrower reflecting evidence that both borrowers accepted via email on 3/5/2016 which is within 3 days of loan application. TRID 0134 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	211925	04/18/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	04/29/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "eConsent". Attached is eDisclosure Agreement for each borrower reflecting evidence that both borrowers accepted via email on 3/5/2016 which is within 3 days of loan application. TRID 0135 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	211926	04/18/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $825,000 is supported. No post closing CDA provided.	04/21/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/20/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $825,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. It should be noted that the City where subject is located that is listed on the CDA does not match the Appraisal. All other identifying information (includes APN/Legal Description) agrees. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	212103	04/19/2016	Credit	Income Documentation is Insufficient	CRED 0082	2	Acknowledged
Missing signed, YTD 2016 P&L and Balance Sheet for S-Corp business. Income has decreased from 2014 to 2015 and per Appendix Q a current P&L is required to confirm if income decline is continuing. No explanation provide for decrease in income.

Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300133056	TRID	212163	04/19/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Closing Protection letter issued by title insurer was not provided.	04/29/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "E&O". Attached is single page certificate of insurance for errors and omissions for the title insurer and company issuer of title insurance.  No CPL fee collected on CD. Majority of title fees paid by others, not borrower. Evidence of E&O for title insurer is deemed sufficient to clear.  TITL 0005 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	212206	04/19/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										04/29/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.
												4/29/16 - Received response from lender of: "RDOT". Attached is a 15-page copy of recorded Mortgage Deed of Trust. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300133056	TRID	212245	04/19/2016	Compliance	List of Settlement Service Providers Sent Date > 3 Business Days from Application Date	TRID 0049	1	Closed
Initial disclosure date is 3/2/2016 per Disclosure Tracking Report (pg 10). Settlement Provider List date is 3/7/2016 (pg 195). The List of Settlement Service Providers Disclosure Date (2016-03-07) is more than 3 business days from the Application Date (2016-03-02). Three business days from the Application Date is (2016-03-05). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))
										05/02/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "DateExplanation". Attached is a copy of March 2016 calendar.  Lender confirmed that Saturday is not a business day, thus disclosure was made within 3 business days. TRID 0049 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	212246	04/19/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
Initial disclosure date is 3/2/2016 per Disclosure Tracking Report (pg 10). Initial LE date is 3/7/2016. The Initial Loan Estimate Disclosure Date (2016-03-07) is more than 3 business days from the Application Date (2016-03-02). Three business days from the Application Date is (2016-03-05). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
										05/02/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.

4/29/16 - Received response from lender of: "DateExp". Attached is a copy of March 2016 calendar.  Lender confirmed that Saturday is not a business day, thus disclosure was made within 3 business days. TRID 0028 Exception Cleared.
													Approved	A	A	A	A	A
300133056	TRID	212247	04/19/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	2	Acknowledged	Missing 2015 and 2014 tax transcripts for 1120S returns.
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300133056	TRID	212248	04/19/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Missing Terms of Withdrawal for 401k (pg 265). Borrower has insufficient reserves without required Terms of Withdrawal to confirm borrower has access to funds prior to termination of employment. 18 months PITI reserves required on subject and 6 months on each other property. Total reserves required of $101,931.12. Short verified reserves by $100,579 without Terms of Withdrawal on 401k.
										05/02/2016
Verified credit history - 777 credit score with no derogatory credit history. 720 credit score required. Credit file dates back to 8/1999. ; Verified employment history - 15 yr verified employment history for the borrower.; Verified housing payment history - 237 months of current and prior mortgage history paid 0x30.
												4/29/16 - Received a 3-page document that reflects a borrower has access to funds in 401k account based on withdrawal options listed in documentation provided. CRED 0100 Exception Cleared.	Approved	A	A	A	A	A
300152240	TRID	219897	05/17/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										05/26/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.

5/25/16 - Received response of: "Closing Instructions". Attached is a copy of 4-page Instructions to Escrow Title or Closing Agent that states on page 2 of 4:  Final title policy and recorded documents (item #9) to be sent to Lender and further states (item #8) that subject lien must be in 1st position. Confirms lender requires Closing Agent / Company to record necessary documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300152240	TRID	219949	05/17/2016	Compliance	LE or CD is Deficient	TRID 0148	1	Closed	Missing Final Closing Disclosure. Borrower executed CD (pg 54) is marked "Estimated".	05/31/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.
												5/31/16 - Received response from lender of: "Final CD". Attached is 3 documents. A letter from the lender dated 5/31/16 and a CD date issued on 5/31/16. TRID 0148 Exception Cleared.	Approved	A	A	A	A	A
300152240	TRID	219986	05/17/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 83) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.
													Approved	B	B	B	B	B
300152240	TRID	220023	05/17/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $740,000 is supported. No post closing CDA provided.	05/20/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.

5/20/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $740,000 is supported within 10% tolerance.  Value of $720,000 confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300152240	TRID	220047	05/17/2016	Compliance	Income used to qualify does not adhere to Appendix Q	QMATR 0010	1	Closed
Voe dated 4/26/2016 (pg 437) confirms B2s active employment status with present employer. VOE does not list employment dates, thus unable to confirm 2 years employment verification evidencing no 30+ day employment gaps as required by Appendix Q. Employment verification must be pre-consummation dated.;
										05/31/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.

5/31/16 - Received response from lender of: "VVOE".  Attached is VVOE for B2s employment confirming active employment for more than 2 years which was dated pre-consummation, thus Appendix Q requirement met. QMATR 0010 Exception Cleared.
													Approved	A	A	A	A	A
300152240	TRID	220087	05/17/2016	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Missing two most recent, consecutive months statements for B1s retirement account, as required by lender guides. Statement provided (pg 325) covers period form 4/1/2016 to 4/11/2016. Assets are required to satisfy the reserve requirements.
										05/27/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.

5/26/16 - Because statement includes evidence opening balance of $324,863 and ending of $344,692 the evidence of 2 months statements are covered within this time frame including the statement in file. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300152240	TRID	220090	05/17/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Credit report reflects 6 inquiries on 3/21/2016 (pg 353). Missing letter of explanation from the borrower or confirmation from the Lender that all inquiries were performed by Lender and/or Lenders Service Provider for  subject transaction.
										05/31/2016
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.

5/31/16 - Received response from lender of: "1008 revised".  Attached is a post-consummation amended 1008 that reflects a statement by the lender AVP that states: "all credit report inquiries were from the lender for purposes on this loan". CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300152240	TRID	221809	05/24/2016	Property	Post Closing BPO Review Value Effective CLTV is not within tolerance	BPO 0005	2	Acknowledged	61.66% ELTV based on post close CDA value of $720,000. Program maximum 60%.
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.
													Approved	B	B	B	B	B
300152240	TRID	252382	09/14/2016	Property	Appraisal value is not supported.	APPR 0003	3	Open	Post-closing BPO dated 9/02/2016 reflects a sale price value of $647,000 which does not support the original appraisal value and results in a negative -12.57% variance.
Verified employment history - Work# dated 4/26/2016 confirms B1s employment with Present Employer from 12/1/2005 to Present or 10 years 4 months (pg 439); Verified credit history - Oldest tradeline 08/1991, Middle credit score 809/810 with no history of delinquency reported (pg 356). Minimum credit score required 720.
													Approved With Conditions	C	C	C	C	C
300006238	Non-TRID	162676	05/27/2015	Credit	Missing Underwriter Loan Approval	APRV 0001	1	Closed
No signed loan approval in file with Loan Program. 1008 in file (pg 139) is unsigned and undated. No lender approval in file with conditions provided. Unable to determine approval date. The 1008 reflects AUS Recommendation as Approve, however no DU was provided.
										07/01/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

7/1/15 - Received response from lender of: "1008 Signed and Dated". Attached is a copy of the underwriter signed 1008 dated 5/13. ** Confirmed DTIs agree with 1008 that was provided in the original loan file. ** APRV 0001 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162687	05/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $845,000 is supported. No post closing CDA provided.	06/15/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
												5/28/15 - Received 3rd Party Desk Review that reflects original appraisal value of $845,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300006238	Non-TRID	162689	05/27/2015	Compliance	Missing Right of Rescission	ROR 0001	1	Closed
Transaction is rate and term refinance on paying off a construction loan on borrowers primary residence. Lender to Lender refinance with no new money advanced.  Missing Right to Cancel, Form H9 signed by both borrowers. Unable to confirm if borrower was provided with 3 day rescission period.
										06/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/5/15 - Received response from lender of: "A notice of right to cancel is not required if the new loan is with the same bank and no new funds are advanced." Agree. Construction to perm refinance. Final HUD confirms transaction is lender to lender refinance with no new funds advanced. ROR 0001 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162797	05/28/2015	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed
The borrowers were provided an Affiliated Business Disclosure dated 1/29/2015 and executed on 2/07/2015 from the lender (pg 311). An Affiliated Business Disclosure dated 12/04/2014 (pg 15), disclosing no affiliates. However, missing evidence that the seller, has no affiliations to disclose.
										07/01/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/30/15 - Lender issued Affiliated Business Disclosure dated 1/29/15 discloses affiliation with seller insurance services company. Disclosure was executed by the borrowers. Post consummation dated letter confirms affiliations. ** COMP 0010 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162801	05/28/2015	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed
A temporary Certificate of Occupancy was provided (pg 569) stating "as of 3/27/2015, the temporary use and/or occupancy of the premises or structure is hereby granted until 9/18/2015". Occupying or using the premises after the expiration date of 9/18/2015 would be a violation of code OPMC16.11.110.3. No subsequent issue of a Certificate of Occupancy was provided.
										07/31/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

7/31/15 - Received response from lender of: "Final COO". Attached is a copy of the city Certificate of Occupancy/Compliance reflecting the subject address with permit types listed as: 1) Single Family, 2) Deck/Porch and 3) Single Family - Finish Basement.  PROP 0012 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162802	05/28/2015	Property	Subject Property Address does not match Appraisal Address	APPR 0008	1	Closed
Appraisal reflects subject located in KS. However per Zip Code Lookup (pg 867), Flood Cert (pg 409) and loan documents, the city in KS is different than the one noted on the appraisal. Appraiser does not address the different city address.
										10/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
												6/10/15 - Confirmed APN on Appraisal, Mortgage, and Title agree. CDA does not provide APN, however, legal description agrees with Appraisal, Title, and Mortgage. ** APPR 0008 Exception Cleared.	Approved	A	A	A	A	A
300006238	Non-TRID	162832	05/28/2015	Credit	Missing Tax Transcript(s)	CRED 0091	1	Closed
Signed 2014 personal returns (pg 730, 34) were provided, however missing Tax Transcripts for 2014.  Per Tax Return Transcript Request dated 5/01/2015(pg 809), the 2014 returns had not been filed. Transcripts and executed 4506Ts were provided for 2014/2013 business returns and 2013/2012 personal returns. Unable to confirm 2014 personal tax returns with IRS transcripts.
										07/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

7/8/15 - Transcripts support income from signed 2014 1040 tax returns (pg 730,34) provided in the original loan file. Lender attempted to pull 2014 transcripts pre consummation on 5/1 (pg 809), however, result was "No record of return filed." ** CRED 0091 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162837	05/28/2015	Compliance	RESPA Disclosure(s) is Deficient	COMP 0017	1	Closed	Missing re-disclosed GFE reflecting Note terms and interest rate available through date through the loan consummation date of 5/15/2015.	06/11/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/10/15 - Received response from lender of: "COCs and Disclosures". Attached are GFEs dated 3/12/2015, 3/30/2015, 4/6/2015, 4/14/2015, 4/21/2015, and 4/29/2015.  Corresponding change of circumstance forms provided for each GFE.  Additional interim TILs dated 3/12/2015 and 4/29/2015 also provided. ** COMP 0017 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162838	05/28/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed
Missing evidence the borrower was provided with the Patriot Act Disclosure within 3 business day of the application date. No evidence provided that the settlement agent properly identified the borrowers identity. Copies of the borrowers identifications were not provided.
										06/05/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/4/2015 - The requirement is that you must give "adequate notice." Notice is adequate if the bank generally describes the identification requirements of this section and provides the notice in a manner reasonably designed to ensure that a customer is able to view the notice, or is otherwise given notice, before opening an account. ** COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162912	05/29/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										10/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

7/7/15 - Page 3 of 8 of Lender general Closing Instruction under Special Instructions to Closer states "The loan must record within 24 hours of funding of the wire must be returned to the lender" is sufficient  to prove loan documents will be sent for recording. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162914	05/29/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal (pg 894) is not fully completed and/or Image copy is not fully legible. All sections of report which require a box be checked appear to be blank. Provide corrected appraisal report with all sections fully completed or improved image of appraisal report that is fully legible. Appraisal review is not completed.
										10/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
												6/10/15 - Legible copy of the URAR 1004 for the subject property confirms all fields completed. ** APPR 0002 Exception Cleared.	Approved	A	A	A	A	A
300006238	Non-TRID	162915	05/29/2015	Credit	Missing Construction Draw Schedule and/or Supporting Documentation	CR 0005	1	Closed
Subject is new construction built on lot which is reported to be in the name of the borrower. Possible owner/builder transaction. No evidence of construction contract/costs provided in file. Appraiser indicates that a construction contract was not provided for review. Unable  to determine total cost to construct/acquisition costs. Missing construction contract, cost schedule and copy of HUD verifying purchase price of vacant lot.
										06/15/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/10/15 FNMA does not require acquisition costs to be verified. Borrower had legal title for more than six months prior to the closing of the permanent mortgage. Title chain reflects lot purchase on 5/20/14 (pg 853) with Note date of 5/15/15. *** CR 0005 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162918	05/29/2015	Property	Subject Appraised "As Is" - Construction/Remodeling in Process	APPR 0005	1	Closed
Appraisal completed "As Is", however appraiser indicates sod and landscaping remains to be completed. Estimated cost to cure of less than $10,000. Cost to Cure of $10,000 is material. Photos reflects no landscaping. Temporary CO (pg 569) indicates exterior steps and landscaping to be completed. Appraisal should be completed "Subject To" and evidence of 100% be provided in the file.
										07/21/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
												7/21/15 - Agree to clear as final CO will confirm completion of items outstanding. APPR 0005 Exception Cleared.	Approved	A	A	A	A	A
300006238	Non-TRID	162920	05/29/2015	Property	Subject Property Listed for Sale	PROP 0006	1	Closed
Appraisal report is contradictory concerning status of subject listing history. Borrower is listed as owner. Appraiser states a copy of purchase contract was requested but not provided. Intended use of appraisal report was not for a purchase. Appraiser also implies that borrower was acting as the builder, but this was not confirmed in the report. Appraiser indicates subject was listed for sale on 7/24/2014 for $747,400 and $747,500 was listed as Sale Price on page 896. Appraiser listed prior sale on 5/20/2014 with current owner listed as borrower. Appraiser to clarify status and purchase and appraisal report.
										06/15/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

6/10/15 - A simple multi-parcel land sale involving the subject was noted on 11/14/2013 for $900,000 per county records. Received 3rd Party Desk Review that reflects original appraisal value of $845,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. ** PROP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300006238	Non-TRID	162921	05/29/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject value is above predominate value of $500,000. Variance above predominate is 69%. Appraiser noted the subject is not an over-improvement for the overall area in terms of appraised value, but may be an over-improvement in terms of overall finish quality and total construction cost (pg 903). Based on appraisal comments subject could be considered an over improvement.
										10/09/2015
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
												6/10/15 - Third party desk review dated 4/24/2015 reflects original appraised value of $845,000 is supported. ** APPR 0039 Exception Cleared.	Approved	A	A	A	A	A
300006238	Non-TRID	162927	05/29/2015	Credit	Unacceptable Credit History	CRED 0009	2	Acknowledged
Exception approval from client (pg 480) for tradeline exception for borrower. Internal emails (pgs 483,484) indicate borrower does not meet trade line requirements. Tradeline Exception for the borrower was approved 4/28/2015.  Credit Report (pg 220) dated 4/21/2015 reflects only 1 installment and 1 revolving account which meet lender requirements. 3 accounts meeting lender requirements are required.

Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.

Client: 6/3/15 - Received response from Lender of: " Exception Approval". Attached is copy of email chain reflecting tradeline exception Request has been pricing approved.  ** Sent email on 06/05/15 to confirm exception acknowledged and approved. Received response to confirm exception granted.  Override to EV2 level. CRED 0009 Overridden to EV2 level.
													Approved	B	B	B	B	B
300006238	Non-TRID	252386	09/14/2016	Property	Appraisal value is not supported.	APPR 0003	3	Open	Post-closing BPO dated 8/30/2016 reflects a sale price value of $750,000 which does not support the original appraisal value and results in a negative -11.24% variance.
Verified employment history - Borrower has been self employed for 17 years as Owner.; Established credit history - Borrower has long term established credit history since 1980 with mortgage history paid 0x30 for 43 months reviewed and all consumer credit reflected to be paid 0x30 and an 803 FICO score.; Verified reserves - Post closing reserves of $175,593.94. 31 months of verified PITI reserves. 18 months required. All lender reserve requirements were met.
													Approved With Conditions	C	C	C	C	C
110805931	Non-TRID	125745	11/04/2014	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $910,000 is supported. No CDA provided.	12/29/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
												11/6/14 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110805931	Non-TRID	125791	11/04/2014	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										11/24/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received a copy of a Escrow Cover Sheet along with complete copy of Deed of Trust and legal description which reflects recording date of xxxx. Document references instrument numbers for recording of the Grant Deed and Deed of Trust of xxxx and xxxx. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125792	11/04/2014	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
Missing evidence that borrower received the Affiliated Business Disclosure within 3 days of application date on 9/2/2014. Affiliated Business Disclosure (pg 478) is dated 10/6/2014 which is not within 3 days of application date.
										10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received Lender response of: "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxxx on 10/01/14 to confirm RESPA application date of 10/01/14 to support disclosures not being sent until 10/06/14 which was within 3 business days of the RESPA application date.  COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125794	11/04/2014	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence that borrower received the Special Information Handbook/HUD Settlement Booklet within 3 days of application date on 9/2/2014.	12/01/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/1/14 - Attached is the banks xxxx Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for purchase loans but no signature is required. Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared
													Funded	A	A	A	A	A
110805931	Non-TRID	125795	11/04/2014	Compliance	Borrower(s) did not receive Notice to Home Loan Applicant	FACT 0001	1	Closed	Missing evidence that borrower received the Notice of Extension of Credit within 3 days of application date on 9/2/2014.	10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received lender screen print out (Critical Event History) which states that "Borrower provided signed P&S to [seller] on 10/6/14." It appears screen print out provided is for a different borrower. Clearing exception as disclosure is not required in the state of CA. FACT 0001 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125796	11/04/2014	Compliance	Borrower(s) Did Not Receive "Right to Receive Credit Scores"	FACT 0002	1	Closed	Missing evidence that borrower received the Right to Receive Credit Scores within 3 days of application date on 9/2/2014.	10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received Lender response of: "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Attached is Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to xxxx on 10/01/14 to confirm RESPA application date of 10/01/14. Right to Receive Credit Scores located on credit report provided under Exception Code CR 0001. FACT 0002 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125797	11/04/2014	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter from Title Insurance provider.	11/24/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received response from lender which states: "Escrow and Title are the same. We would not need a CPL for this loan." Property is in CA. Lender attached copy of vendors which reflects Title and escrow are the same. Agree. TITL 0005 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125799	11/04/2014	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Asset documentation is deficient for the following: 1) Statement (pg 101) reflects two deposits on 8/15/2014 from borrowers prior employer. Deposits are $159,282.75 and $870.19. Missing explanation of these deposits from prior employer.  2) Borrowers 401k statement provided for reserves (pg 114) verified $93,197.27. Missing Terms of Withdrawal to confirm the assets are eligible to be used for reserves.
										10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/2/14 - Exception cleared due to removal of 401k with previous employer from reserves still satisfies 18 months of reserves required and LOX provided adequately explains source of large deposits. CRED 0083 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125801	11/04/2014	Credit	Missing Credit Report	CR 0001	1	Closed	Missing origination credit report. Credit supplement provided (pg 9). Credit review is not completed.	11/24/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
												11/24/14 - Received complete copy of credit report. Tradeline requirement met. CRED 0001 Exception cleared.	Funded	A	A	A	A	A
110805931	Non-TRID	125803	11/04/2014	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Initial 1003 (pg 443) dated 9/2/2014 by Loan Officer. Initial disclosures are dated 10/2/2014 which is not within 3 days of application date. The Initial Disclosure Date (2014-10-02) is more than 3 business days from the Application Date (2014-09-02). Three business days from the Application Date is (2014-09-05). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1))
										10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/01/14 - Received lender screen print out (Critical Event History) under Exception code COMP 0035 which states that "Borrower provided signed P&S to [seller] on 10/01/14. [Seller] does not include Saturday in calculations." Used 10/01/14 as subject identification date. Disclosures were provided within 3 business days of Application. RESPA 0015 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125814	11/04/2014	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
UPDATED EXCEPTION: Based on Final HUD received on 12/2/14, finance charges are under disclosed by $246. HUD does not reflect any credit to borrowers. Updated Prepaid Interest of $426.36 (per Final HUD) to $341.09 per TIL itemization (pg 449) to meet Section 226.17 of General Disclosure Requirements. Title fees were under disclosed by $246. Total under disclosure is 246. The disclosed finance charge ($559,472.29) is ($246.00) below the actual finance charge($559,718.29). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge. (12 CFR Sec. 1026.18(d)(1)).

Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.
													Funded	B	B	B	B	B
110805931	Non-TRID	125815	11/04/2014	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
Missing final HUD. HUD in file (pg 510) reflects Estimated borrower charges on Line 1112, 1114 and 1202. Final HUD with final accounting of all funds must be provided for review. Compliance review is not complete.
										11/24/2014
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

11/24/14 - Received a HUD marked Final, signed and stamped CTC by settlement agent. Final HUD reflects final accounting of all funds. Based on Final HUD received, financed charges are still underdisclosed.  COMP 0001 Remains. Reserves requirement met. HUD 0001 Exception Cleared.
													Funded	A	A	A	A	A
110805931	Non-TRID	125887	11/05/2014	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Subject appraisal reflects five sale comps and one listing. Final value is questionable as sale comps do not reflect the in-law/bonus room the subject property has. Appraiser indicates these are common to the area, however no sold comps contain these "bonus rooms". The one active listing does reflect comparable bonus rooms per the comparable grid. Appraiser notes subject is a 1 unit property, however lower level contains a kitchen and bathroom (pg 38). Appraiser referred to this as an in-law and states it was given value as bonus rooms. All five sale comps were positively adjusted up by $20,000 for the lack of a similar bonus room.  Based on photos and floor plan it appears this unit is a separate living unit with its own entrance. Zoning is stated to be Residential 1 Family.  Based on appraisal subject has 2 units and possibly would not be compliant with current zoning. Appraiser did not comment on additional units compliance with zoning. The majority of the subject attributes are well bracketed with the exception of the lower level in-law suite (Bonus Rooms). Additionally subject age of 50 years old was not bracketed.  Comps range from 67-103 years old.

										10/21/2015
Verified reserves - Post closing reserves of $155,472.31. 33 months of PITI reserves verified. 18 months required per guidelines. ; Verified housing payment history - VOR (pg 661) verified rental payments were paid 0x30 for 34 months.

12/2/14 - Received 3rd Party Desk Review that reflects original appraisal value of $910,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. The in law unit/bonus room on the lower level is not addressed on the CDA, however, original appraisal states bonus rooms are typical in the area and have good marketability. APPR 0039 Exception Cleared.
													Funded	A	A	A	A	A
300005607	Non-TRID	137691	01/23/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed	Final HUD I was not provided. Estimated HUD is on pg 457 was used for data entry. Compliance review is not complete.	02/05/2015
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.
												2/4/15 - Received final CTC HUD1 reflecting a funding date of 12/31/2014. HUD 0001 Exception Cleared.	Funded	A	A	A	A	A
300005607	Non-TRID	137692	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,300,000 is supported. No post closing CDA provided.	02/03/2015
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.

1/30/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,300,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Funded	A	A	A	A	A
300005607	Non-TRID	137695	01/23/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated business disclosure (pg 419) is dated 12/8/2014 which is not within 3 business days of loan application date of 11/28/2014.	02/05/2015
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.

2/5/15 - The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 12/2/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date. The borrower signature date was 12/8/2014** COMP 0035 Exception Cleared
													Funded	A	A	A	A	A
300005607	Non-TRID	137915	01/24/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged	Missing Cash out letter required for Cash Out in excess of $25,000, as required per guidelines.
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.
													Funded	B	B	B	B	B
300005607	Non-TRID	137922	01/24/2015	Credit	Cashout Exceeds Guidelines	CRED 0022	1	Closed
Maximum cash out for program is $250,000. Estimated HUD I in file indicates cash out of $84,583.49 and payoff of $178,359.02 for another property. Total cash out of $263,942.51 exceeds maximum of $250,000.
										02/05/2015
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.
												2/5/15 - Borrower made a deposit for closing of 84,583.49 and received $89 cash back for a net cash out of $93,864.53 which falls within guidelines. CRED 0022 Exception Cleared.	Funded	A	A	A	A	A
300005607	Non-TRID	140280	01/30/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed
Missing proof of terms and monthly PITI payment for newly purchased property at xxxx, WA as listed on application. HUD (pg 644) confirmed tax and insurance but did not document the new P&I payment. The amount of $2520.02 was used as the monthly P&I payment for qualifying.
										02/05/2015
Verified reserves - Verified assets after closing of $568,065.98 (83.56 months)Cash reserves of 3 months and 18 months total reserves are required per guidelines. ; Low DTI - 21.92% DTI. Maximum for program is 43%.; Verified employment history - Verified 10 yr stable employment history per VVOE on pg 155.
												2/5/15 - Confirmed page 3 of additional property purchased is located on pg. 642 of original file and reflected the initial monthly amount owed for P&I to be $2520.02. CRED 0096 Exception Cleared.	Funded	A	A	A	A	A
300005648	Non-TRID	138348	01/25/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										02/23/2015	Low DTI - Verified low DTI of 20.64%. Max allowed per guides is 43%
2/23/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (15 total pages) to confirm Mortgage / Deed of Trust recording has been completed.  APN number confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300005648	Non-TRID	138353	01/25/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal review to reflect value of $730,000 is supported. No Post Closing CDA provided in file.	02/02/2015	Low DTI - Verified low DTI of 20.64%. Max allowed per guides is 43%	2/2/15 - Received 3rd Party Desk Review that reflects original appraisal value of $730,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300005648	Non-TRID	138357	01/25/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed
The unsigned copy of the Affiliated Business Disclosure found on page 631 does not reflect a print date.  The date is the signature date found on the signed copy on page 455.  Missing evidence the ABA Disclosure was provided within 3-business days of the application date of 10/13/2014.
										02/08/2015	Low DTI - Verified low DTI of 20.64%. Max allowed per guides is 43%
2/6/15 - The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/16/2014 and a time stamp to represent when it was generated and sent out to the customer which was within 3-business days of the application date of 10/13/2014. ** COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
300005648	Non-TRID	138359	01/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	No evidence that the Special Information Handbook was provided to the borrower within 3-business days of the application date of 10/13/2014.	02/03/2015	Low DTI - Verified low DTI of 20.64%. Max allowed per guides is 43%
02/03/2015 -The bank provided a  copy of the Initial Disclosure Matrix that reflects loans with TBD and Property Chosen must be sent a HUD Settlement Costs booklet within 3 days of the ECOA application date for puchase loans but no signature is required.  It futher reflects it is not required for business  purpose loans and is obtained outside of xxxx.  **Proof of customer signature is not required, thus exception cleared.  COMP 0038 Exception Cleared.
													Funded	A	A	A	A	A
300005648	Non-TRID	138362	01/25/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No Final Title policy found in the file.	02/19/2015	Low DTI - Verified low DTI of 20.64%. Max allowed per guides is 43%	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	Funded	A	A	A	A	A
300005617	Non-TRID	138377	01/25/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/13/2016	Low DTI - Verified low DTI of 31.11%. Max allowed per guides is 43%; Verified reserves - Post closing reserves of 56.09 months.
2/10/15 - Received a copy of the executed recorded Mortgage Deed of Trust, Riders and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. Recorded on 12/31/14. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300005617	Non-TRID	138381	01/25/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $770,000 is supported. No post closing CDA provided.	02/06/2015	Low DTI - Verified low DTI of 31.11%. Max allowed per guides is 43%; Verified reserves - Post closing reserves of 56.09 months.	1/30/2015- Received 3rd Party Desk Review that reflects original appraisal value of $770,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300005617	Non-TRID	138391	01/25/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing evidence the borrower was provided Special Information Handbook within 3 business days of the lenders application date.	02/03/2015	Low DTI - Verified low DTI of 31.11%. Max allowed per guides is 43%; Verified reserves - Post closing reserves of 56.09 months.	02/03/2015 - Proof of customer signature is not required, thus exception cleared. COMP 0038 Exception Cleared.	Funded	A	A	A	A	A
300005617	Non-TRID	139884	01/29/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Comp distances range from .03 to 7.73 miles from the subject. Two comps are 7.63 miles from subject but are not recent sales comps and the comps within close proximity are not current comps Sold comps reflect sale dates are outside the 6 month guidelines such as comp 1 is 16 months, comp 2 is 12 months. Line adjustments are excessive for quality & condition of comps 1 & 3; net & Gross adjustments are excessive and the range of comp sales prices is an excessive rang from $465,000 to $1,200,000. Closest comparable to our subject being a pending sale of $465,000 and once again reflects a sales time frame over 1 yr. Subject attributes range of bracketing is excessive.1
										02/06/2015	Low DTI - Verified low DTI of 31.11%. Max allowed per guides is 43%; Verified reserves - Post closing reserves of 56.09 months.	2/5/15 - Received CDA that supports value of original appraisal, thus APPR 0013 Exception Cleared.	Funded	A	A	A	A	A
300005617	Non-TRID	140173	01/30/2015	Compliance	Missing Change of Circumstance Form	RESPA 0005	1	Closed	Written changed circumstance provided (pg 827) does not reflect an Explanation of Change. GFE issued 12/18/2014 (pg 821) reflects an increase to Owners Title Fees.	02/06/2015	Low DTI - Verified low DTI of 31.11%. Max allowed per guides is 43%; Verified reserves - Post closing reserves of 56.09 months.	2/6/15 - Confirmed Owners title fee increased by within 10% tolerance, thus no valid change of circumstance. RESPA 0005 Exception Cleared	Funded	A	A	A	A	A
300005651	Non-TRID	137715	01/23/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/13/2016	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.	2/9/15 - Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300005651	Non-TRID	137727	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $795,000 is supported. No post closing CDA provided.	02/04/2015	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.	1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $795,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300005651	Non-TRID	137730	01/23/2015	Compliance	Affiliated Business Disclosure Is Not Executed	COMP 0036	2	Acknowledged	Affiliated Business Disclosure found in file not executed by Borrowers - pg 422.		Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.
Client: 2/6/2015 - Received a Lender response of: "The Affiliated Business Disclosure is part of our initial disclosure set. It is automatically generated and sent to the customer within three days of application, along with the initial GFE and other applicable disclosures. When the form is generated, a sent/printed date is not reflected on the form. This process/procedure has been confirmed with our Compliance Department".  Attached is a lender screen printout of internal systems Image Center that reflects the subject borrower and loan number with evidence of the print date that the Affiliated Business Disclosure was generated on 10/16/2014 to confirm RESPA application date of 10/10/2014 to support disclosures being generated and sent on 10/16/2014 which was within 3 business days of the RESPA application date (Per Critical Event History provided for RESPA 0015 Exception that reflects the subject loan number and that the property address went from TBD to xxxx on 10/10/14 to confirm RESPA application date of 10/10/14 to support disclosures not being sent until 10/16/14 which was within 3 business days of the RESPA application date (Saturday and Columbus Day excluded). ** While best practice is to document borrower acknowledgment, the lack of borrower signature on the ABA Disclosure is an override to EV2 level.  COMP 0036 Exception is Overridden to EV2 level.
													Approved	B	B	B	B	B
300005651	Non-TRID	137745	01/23/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Final Title Policy not found in file - loan closed 10/28/2014. File only contains Preliminary Title(pg 572).	02/19/2015	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.	2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	Approved	A	A	A	A	A
300005651	Non-TRID	137773	01/23/2015	Compliance	Final TIL is Deficient	TIL 0020	1	Closed	Loan closed in the name of a Revocable Trust. Final TIL only signed individually by Borrowers(pg 206). Final TIL should be signed by Trustees.	02/17/2015	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.
2/13/15 - Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. TIL 0020 Exception Cleared.
													Approved	A	A	A	A	A
300005651	Non-TRID	137774	01/23/2015	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed	Loan closed in the name of a Revocable Trust. ROR's only signed individually by Borrowers(pg 276 & 277). Right of Rescission should be signed by Trustees.	02/17/2015	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.
2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. ROR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300005651	Non-TRID	137851	01/23/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0003	1	Closed
Missing Notice of Right to Copy of Appraisal disclosure dated within 3 business days of initial application date of 10/09/2014 as identified on initial application(pg 209). File only contains a Notice of Right to Copy of Appraisal dated 10/16/2014(pg 412).
										02/17/2015	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.	2/13/15 - Attached is Critical Event History for subject loan reflecting property identified on 10/10/14 with disclosure made on 10/16/14 (10/13/14 was Federal Holiday). ECOA 0003 Exception Cleared.	Approved	A	A	A	A	A
300005651	Non-TRID	137852	01/23/2015	Compliance	RESPA Violation - Initial Disclosures were not provided within 3 - business days of Application	RESPA 0015	1	Closed
Lender Application date 10/09/2014 taken from initial application(pg 209). Initial disclosures are dated 10/16/2014 which is not within 3 days of the Lender application dated. The Initial Disclosure Date (2014-10-16) is more than 3 business days from the Application Date (2014-10-09). Three business days from the Application Date is (2014-10-14). Under Regulation Z, a lender must make good faith estimates of the disclosures required by 12 CFR 1026.18 and deliver or place them in the mail not later than the 3rd business day after a lender receives a consumer's application. (12 CFR 1026.19(a)(1)).
										06/13/2016	Verified ownership of subject property - Per MERS Report(pg 59), Borrowers have owned subject property 13+ years.; None - No other significant compensating factors.
2/9/15 - Received Lender screen printout of internal systems Critical Event History that reflects the subject loan number and that the property address went from TBD to [property address] on 10/10/14 to confirm RESPA application date of 10/10/14 to support disclosures not being sent until 10/16/14 which was within 3 business days of the RESPA application date (Saturday and Columbus Day excluded). RESPA 0015 Exception Cleared.
													Approved	A	A	A	A	A
300005662	Non-TRID	137881	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,075,000 is supported. No post closing CDA provided.	02/12/2015
Verified employment history - Borrower has been employed [company name] for 9.83 years as verified with VVoe with a current position of [company name] (pg 1).; Verified housing payment history - Mortgage rating 147 months 0x30 per credit report with 789 mid credit score - 700 minimum allowed per guides for O/O, limited cash out refinance with $668,800 loan amount and 62.21% LTV/CLTV.
												1/30/15- Received 3rd Party Desk Review that reflects original appraisal value of $1,075,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300005662	Non-TRID	137882	01/23/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisal License not attached to Appraisal(pg 203).	02/12/2015
Verified employment history - Borrower has been employed [company name] for 9.83 years as verified with VVoe with a current position of [company name] (pg 1).; Verified housing payment history - Mortgage rating 147 months 0x30 per credit report with 789 mid credit score - 700 minimum allowed per guides for O/O, limited cash out refinance with $668,800 loan amount and 62.21% LTV/CLTV.
												2/11/15 - Received copy of 23 page original appraisal reflecting the appraisers license on page 23. License #xxxx with an expiration date of 9/30/2015.	Approved	A	A	A	A	A
300005662	Non-TRID	137925	01/24/2015	Compliance	Incomplete Change of Circumstance	COMP 0020	1	Closed	Change of Circumstances provided dated 11/10/2014(pg 511), 11/06/2014(pg 512) and 10/14/2014(pg 513) do not disclose reason for changes.	02/17/2015
Verified employment history - Borrower has been employed [company name] for 9.83 years as verified with VVoe with a current position of [company name] (pg 1).; Verified housing payment history - Mortgage rating 147 months 0x30 per credit report with 789 mid credit score - 700 minimum allowed per guides for O/O, limited cash out refinance with $668,800 loan amount and 62.21% LTV/CLTV.
												2/17/15 - Best practice when issuing COCs and GFEs is to include reason for re-disclosure. No change in fees. Loan amount decreased. COMP 0020 Exception Cleared.	Approved	A	A	A	A	A
110851988	Non-TRID	137390	01/22/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Evidence of recording of deed of trust is not located in file by copy of the recorded Deed of Trust or a certified copy with date stamp, or Final title policy with recorded date. Closing instructions (page 378) does not indicate Title Company or closing agent has sent the legal documents to the proper recording office to be recorded, or a statement from the Title Company or closing agent  stating that they have sent documents out for recording.
										02/18/2015
Verified ownership of subject property - Borrower's have had title in subject property since June 1995 (19 1/2 years); Verified reserves - Post closing reserves of $234,042.28. 52 months of reserves verified. 18 months required.

2/18/15 - Received a copy of the executed recorded CTC stamped Mortgage Deed of Trust, Rider and legal description attachment (19 total pages) to confirm Mortgage / Deed of Trust recording has been completed. APN number confirmed. DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
110851988	Non-TRID	137392	01/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $750,000 is supported. No post closing CDA provided.	02/05/2015
Verified ownership of subject property - Borrower's have had title in subject property since June 1995 (19 1/2 years); Verified reserves - Post closing reserves of $234,042.28. 52 months of reserves verified. 18 months required.
												2/3/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
110851988	Non-TRID	137394	01/22/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Initial 1003 Application is dated 08/18/2014 (page 252) and Affiliated Business Disclosure (page 333) is dated 08/24/2014. Affiliated Business Disclosure is not compliant.	02/09/2015
Verified ownership of subject property - Borrower's have had title in subject property since June 1995 (19 1/2 years); Verified reserves - Post closing reserves of $234,042.28. 52 months of reserves verified. 18 months required.

2/9/15 - This process/procedure has been confirmed with our Compliance Department. Screen Shot of print date." Attached is a lender system screen print reflecting evidence that the ABA Disclosure was generated on 08/20/14 which is within 3 business days of application date of 08/18/14 COMP 0035 Exception Cleared.
													Funded	A	A	A	A	A
110851988	Non-TRID	137408	01/22/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	No final title policy in file. Title commitment provided (pg 179).	02/18/2015
Verified ownership of subject property - Borrower's have had title in subject property since June 1995 (19 1/2 years); Verified reserves - Post closing reserves of $234,042.28. 52 months of reserves verified. 18 months required.
												2/18/15 - Received short form loan policy. TITL 0004 Exception Cleared.	Funded	A	A	A	A	A
300005609	Non-TRID	137789	01/23/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $2,050,000 is supported.	02/03/2015
Verified employment history - Self employed with established 1120S since 2006(pg 327); Loan Term < or = 15 year - Subject transaction is a 15 term with a fixed rate, departing $7158 payment was 30 Yr term.(pg 33).
												2/2/15 Received 3rd Party Desk Review that reflects original appraisal value of $2,050,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300005609	Non-TRID	137805	01/23/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	2	Acknowledged	Affiliated business disclosure has no issuance date, only dated by applicants on 12/1/2014(pg 630) which is not within 3 days of application date.
Verified employment history - Self employed with established 1120S since 2006(pg 327); Loan Term < or = 15 year - Subject transaction is a 15 term with a fixed rate, departing $7158 payment was 30 Yr term.(pg 33).
													Approved	B	B	B	B	B
300005609	Non-TRID	137810	01/23/2015	Compliance	No evidence lender provided copies of written appraisals	ECOA 0004	1	Closed	No evidence lender provided copies of written appraisals	02/03/2015
Verified employment history - Self employed with established 1120S since 2006(pg 327); Loan Term < or = 15 year - Subject transaction is a 15 term with a fixed rate, departing $7158 payment was 30 Yr term.(pg 33).

2/3/15 Received copy of Letter from Lender to borrower(s) dated 12/17/14 which stated they provided them  a copy of the appraisal for subject property in compliance with the Equal Credit Opportunity Act. ECOA 0004 Exception cleared.
													Approved	A	A	A	A	A
300005609	Non-TRID	139325	01/27/2015	Property	Appraisal line, net and/or gross line item adjustments exceed agency guidelines.	APPR 0013	1	Closed
Comps 2, 4 and 6 have Line, Net and Gross Adjustments that exceed standard guidelines. Appraiser states there is a limited number of comparable properties, however the amount of adjustments for Comps 2, 4 and 6 indicate they are not adequate comparables to the subject. Line adjustments on these comps range from 18% to 48%. Net adjustments range from -31.9% to 52%. Gross adjustments range from 40.8% to 57.1%. Adjustments required are far outside the standard 10%/15% and 25% guidelines for Line, Net and Gross adjustment. Based on comparable provided on this report the value cannot be adequately supported.
										02/03/2015
Verified employment history - Self employed with established 1120S since 2006(pg 327); Loan Term < or = 15 year - Subject transaction is a 15 term with a fixed rate, departing $7158 payment was 30 Yr term.(pg 33).
												2/3/15 Received 3rd Party Desk Review that reflects original appraisal value of $2,050,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0013 Exception Cleared.	Approved	A	A	A	A	A
300005609	Non-TRID	139418	01/28/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										02/03/2015
Verified employment history - Self employed with established 1120S since 2006(pg 327); Loan Term < or = 15 year - Subject transaction is a 15 term with a fixed rate, departing $7158 payment was 30 Yr term.(pg 33).

2/3/15 Received a copy of the Final Title policy # xxxx dated 12/31/14. Per Sch A reflects Lender Name as Insured, borrowers as vested fee simple for subject property insured amount of $1,010,000. Deed of Trust/Mortgage recorded on 12/31/14 recording No xxxx. DEED 0049 Exception cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139152	01/27/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed
Missing complete copy of 2012/2013 1065's for employer. File contains 1st page of 2012/2013 returns signed by Borrower, however, full returns and K1's not found in file. 2012/2013 IRS 1065 Transcripts for company were provided(pgs 39 & 42). Per CPA letter, Borrower has 29.6% ownership of company(pg 89). Income from business was used to qualify. Review used income from 2012/2013 1040 Sch E. Unable to complete credit review and accurately calculated DTI.
										02/11/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

2/11/15 - Received complete copy of 2012/2013 1065s and K1s for employer. Income recalculated based on tax returns received. Income used by lender to qualify is confirmed to be supported. CRED 0087 Exception Cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139154	01/27/2015	Credit	Missing Inter Vivos Revocable Trust Agreement	TRST 0001	1	Closed
Loan closed in the name of the UDT dated June 2, 2003 with Borrower signing as Trustee. File contains copy of signed Trustee's Certification of Trust - California, however, certification not notarized(pg 1137).
										02/11/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.
												2/11/15 - Received copy of signed Trustees Certification of Trust - California fully executed by borrowers and notarized on 11/17/14. TRST 0001 Exception Cleared.	Approved	A	A	A	A	A
300005634	Non-TRID	139170	01/27/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Loan closed xxxx. Credit report(pg 115) reflects rating as of 09/2014 for bank mortgage which is not within 30 days of closing date of xxxx. Missing updated mortgage rating dated within 30 days of closing.
										02/13/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

2/12/15 - Exception Cleared as activity that is reported current as of the credit report date (last activity date within one month of credit report date month) is acceptable. ** Credit report date is 10/22 with last activity 09/14.  CRED 0001 Exception Cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139173	01/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,275,000 is supported. No post closing CDA provided.	02/05/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

1/30/2015 - Received 3rd Party Desk Review that reflects original appraisal value of $1,275,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139177	01/27/2015	Compliance	Final TIL is Deficient	TIL 0020	1	Closed	Loan closed in the name of a Revocable Trust per Certification of Trust(pg 1137). Final TIL only signed individually by Borrowers(pg 1080). Final TIL should be signed by Trustees.	02/17/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. TIL 0020 Exception Cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139178	01/27/2015	Compliance	Right of Rescission is Incomplete	ROR 0002	1	Closed	Loan closed in the name of a Revocable Trust per Certification of Trust(pg 1137). ROR only signed individually by Borrowers(pg 1145). Right of Rescission should be signed by Trustees.	02/17/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

2/13/15 - Received response from Lender of: "Our borrowers sign the Note and Deed of Trust as individuals and as trustee. They sign all other documents as individuals". ** Under TILA, any consumer with an ownership interest in the principal dwelling subject to the security interest has a right to rescind.  Since the borrower is a trust here, the signature of the individual consumer (that is, the "natural person") is sufficient, thus acknowledgement by the trustee is not required. ROR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300005634	Non-TRID	139180	01/27/2015	Compliance	Affiliated Business Disclosure Not Provided Within 3 Business Days of Application	COMP 0035	1	Closed	Affiliated Business Disclosure signed and dated by Borrower 11/05/2014(pg 1083) is not within 3 business days of Lender application date of 10/22/2014 as identified on initial application(pg 1033).	02/10/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

2/9/15 - The description of "Affiliated Business Disclosure" was expanded on the screen to reflect Version #1 with a corresponding date of 10/27/2014 and a time stamp to represent when it was generated and sent out to the customer which is within 3-business days of the application date of 10/22/14 (excluding Saturday). ** COMP 0035 Exception Cleared;
													Approved	A	A	A	A	A
300005634	Non-TRID	139191	01/27/2015	Credit	Missing Final Title Policy for transaction greater than 45 days	TITL 0004	1	Closed	Loan closed xxxx. Missing final Title Policy. File only contains copy of Preliminary Title(pg 914).	02/20/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.
												2/19/15 - Clear due to Transaction date being within the previous 12 months. TITL 0004 Exception Cleared	Approved	A	A	A	A	A
300005634	Non-TRID	139323	01/27/2015	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed	Missing 3rd party verification dated within 30 calendar days of closing date of xxxx for (company name). Borrower has 100% ownership of corporation. File contains 2012/2013 1120's(pgs 409 & 448).	02/12/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.
												2/12/15 - Received 3rd party verification dated 11/12/14 which is within 30 calendar days of closing date of xxxx for (company name) reflecting status as Active. CRED 0006 Exception Cleared.	Approved	A	A	A	A	A
300005634	Non-TRID	139332	01/27/2015	Credit	Missing Required Fraud Tool	CRED 0089	1	Closed	Missing required Fraud Report with all alerts satisfactorily addressed. No Fraud Report found in file.	02/11/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.
												2/11/15 - Received complete copy of Fraud Report with score of 1000. All alerts satisfactorily addressed. CRED 0089 Exception Cleared.	Approved	A	A	A	A	A
300005634	Non-TRID	139342	01/27/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Brokerage account #6191(pg 1316) is held in the name of the xxxx xxxx Separate Prop Tr U/A 02/05/2009. Missing copy of Trust to verify Borrower has access to funds. Assets needed for reserve requirement.
										03/17/2015
Low DTI - 24.39% DTI is below 43% max allowed per guides.; Verified credit history - Borrower has long time established credit history since 1999 with mortgage history paid 0x30 for 132 months reviewed and all consumer credit reflected as paid 0x30 with 781 mid credit score - 720 minimum allowed per guides for O/O, cash out with max cash out up to $750,000.

3/17/15 - Trustees named are the borrower,  with #4 of the Certification reflecting that the trustees have the power to acquire property, sell and execute deeds, power to encumber, and execute deeds of trust and "other" with no specification for Other.  Borrower is one trustee who must sign documents and title of the trust assets are in the name of the trust: Borrower Separate Property Trust. Named settle is the borrower.  CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300016822	Non-TRID	163433	06/05/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	2	Acknowledged	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.
Low DTI - 14.55% DTI on fully documented file. Maximum DTI per guidelines is 43%.; Verified reserves - Post closing reserves of $64000.37. 12.22 months of verified PITI reserves. 9 months required. ; Established credit history - 800 qualifying credit score. 700 minimum score required. Limited credit used. No derogatory credit. Credit file dates back to 3/2000.
													Funded	B	B	B	B	B
300016822	Non-TRID	163472	06/05/2015	Credit	Missing Condo Project Approval	COND 0001	1	Closed	Condominium Questionnaire and Budget provided in the file (pg 105). Missing evidence of Condo Project Approval. Guidelines indicate warrantable condominium projects only.	06/12/2015
Low DTI - 14.55% DTI on fully documented file. Maximum DTI per guidelines is 43%.; Verified reserves - Post closing reserves of $64000.37. 12.22 months of verified PITI reserves. 9 months required. ; Established credit history - 800 qualifying credit score. 700 minimum score required. Limited credit used. No derogatory credit. Credit file dates back to 3/2000.

6/10/15 - Condo Questionnaire completed 5/1/2015 confirms project is complete, project is not a conversion from rentals, no single entity owns more than 10% of the units, and control has been turned over to the homeowner association.  LTV is 80% on a primary residence purchase transaction of 1 unit attached condominium. Lender states condo project is warrantable. ** COND 0001 Exception Cleared.
													Funded	A	A	A	A	A
300016822	Non-TRID	163634	06/07/2015	Compliance	Finance charge under disclosed	COMP 0001	2	Acknowledged
Finance charges are underdisclosed by $135. No TIL itemization provided. Unable to confirm source of underdisclosure. Based on review of fees (pg 58) it appears the $10 Reconveyance Fee/Future Satisfaction Fee (line 810) and $125 Signing Fee (line 1314) were not disclosed as finance charges. The disclosed finance charge ($154,402.60) is ($134.04) below the actual finance charge($154,536.64). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $100 below the actual finance charge.

Low DTI - 14.55% DTI on fully documented file. Maximum DTI per guidelines is 43%.; Verified reserves - Post closing reserves of $64000.37. 12.22 months of verified PITI reserves. 9 months required. ; Established credit history - 800 qualifying credit score. 700 minimum score required. Limited credit used. No derogatory credit. Credit file dates back to 3/2000.
													Funded	B	B	B	B	B
300016822	Non-TRID	163637	06/07/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing third party appraisal review.	06/15/2015
Low DTI - 14.55% DTI on fully documented file. Maximum DTI per guidelines is 43%.; Verified reserves - Post closing reserves of $64000.37. 12.22 months of verified PITI reserves. 9 months required. ; Established credit history - 800 qualifying credit score. 700 minimum score required. Limited credit used. No derogatory credit. Credit file dates back to 3/2000.
												6/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $750,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Funded	A	A	A	A	A
300013617	Non-TRID	166498	06/18/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraisal pg 68 is missing copy of appraiser's license. Per signature page license expires 12/14/2015	07/08/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

7/8/15 - Credential/License current though date 12/14/15 (Prior to appraisal date 5/15/15)  is mitigated by Active/Current status and no outstanding renewal requirements. ** APPR 0043 Exception Cleared.
													Funded	A	A	A	A	A
300013617	Non-TRID	166503	06/18/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/15/2015 initial application date.	07/16/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

6/22/15 - Attached is a memo dated 6/2/15 executed by an officer of the lending institution stating: "The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application". ** Comp 0038 Exception Cleared.
													Funded	A	A	A	A	A
300013617	Non-TRID	166522	06/18/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
Appraisal is incomplete: 1) Site value was not provided. Unable to determine if site value ratio is within 30% guidelines. 2) Subject value is above predominate value of $375,000. Variance above predominate value is 184%. Appraiser provided no narrative on predominate value or if subject is an over improvement for the area.
										06/24/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

6/24/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. Site value was not provided due to cost approach not developed. Omission for cost approach stated by appraiser. Appraised value is within the high range of predominate value. APPR 0002 Exception Cleared.
													Funded	A	A	A	A	A
300013617	Non-TRID	166532	06/18/2015	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										06/24/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

6/23/15 - This is sufficient evidence that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office. ** DEED 0049 Exception Cleared.
													Funded	A	A	A	A	A
300013617	Non-TRID	166668	06/19/2015	Property	Placeholder for Previously Provided Third-Party Appraisal Review	PROP 0014	1	Closed	Missing 3rd Party Desk Review	06/22/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

6/18/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,085,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. PROP 0014 Exception Cleared.
													Funded	A	A	A	A	A
300013617	Non-TRID	166669	06/19/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing lender Patriot Act disclosure. No closing agent completed Patriot Act form located in loan file.
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.
													Funded	B	B	B	B	B
300013617	Non-TRID	167366	06/22/2015	Compliance	Special Information Handbook Not Provided Within 3 Business Days	COMP 0039	1	Closed	Missing documentation to evidence Special Information Handbook was provided to borrowers within 3 business days of 04/15/2015 initial application date.	06/22/2015
Verified reserves - Post closing reserves of $432,767/51.43 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 790/802 qualifying credit scores. 700 minimum score required per guidelines. No derogatory credit. Credit file dates back to 11/1990. ; Verified housing payment history - Credit report reflects 99 months of current and prior mortgage history paid 0x30.

6/22/15 - Attached is a memo dated 6/2/15 executed by an officer of the lending institution stating: "The Special Information Handbook/HUD Settlement Book is provided to all purchase borrowers within 3 days of application". ** Comp 0039 Exception Cleared.
													Funded	A	A	A	A	A
300013580	Non-TRID	170473	07/11/2015	Compliance	Box 2. - Interest rate charge cannot increase on HUD1	RESPA 0011	2	Acknowledged
HUD (pg 81) line 802 shows a $1350 charge for interest rate charge. Final GFE (pg 671) reflects Box 2/802 charge of $1300. Line 802 charge increased $50 from final GFE. Missing redisclosed GFE reflecting increased 802 fee or evidence of $50 tolerance cure provided to borrower.

Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.
													Approved	B	B	B	B	B
300013580	Non-TRID	170474	07/11/2015	Compliance	Box A. - Adjusted origination charge cannot increase on HUD1	RESPA 0012	2	Acknowledged
HUD (pg 81) line 803 reflects adjusted origination charges of $2169. Final GFE (pg 671) reflects Box A/803 charge of $2119. Line 803 charge increased $50 from final GFE. Missing redisclosed GFE reflecting increased 803 fee or evidence of $50 tolerance cure provided to borrower.

Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.
													Approved	B	B	B	B	B
300013580	Non-TRID	170509	07/11/2015	Credit	Unacceptable Mortgage History	CRED 0001	1	Closed
Missing mortgage history for xxxx. 1003 (pg 654) shows a mortgage for $247,500 with lender. This mortgage is not reporting on credit report. Missing VOM for Jank account #xxxx. Mortgage history to reflect 0x30 payment history.
										07/20/2015
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.

7/16/15 - Attached is copy of lender internal Loan Sheet for property in question reflecting original loan amount of $247,500 with issue date of 07/13/15. Scheduled payment of $1473.09 includes escrow. Scheduled first payment date is 09/01/15 thus VOM is waived. CRED 0001 Exception Cleared.
													Approved	A	A	A	A	A
300013580	Non-TRID	170514	07/11/2015	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed
REO schedule (pg 653) indicates properties located in AZ and [property address] are free and clear. 2014 Sch E (pg 475) reflects mortgage interest was paid. Missing verification that mortgage on (city) property is paid off. Confirmation of free and clear status for both properties is required.
										07/20/2015
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.
												7/16/15 - Homeowners insurance dec pages for properties in question (pgs 416 and 412) do not have mortgagee clause thus indicating free and clear status. CRED 0088 Exception Cleared.	Approved	A	A	A	A	A
300013580	Non-TRID	170517	07/11/2015	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Final 1003 (pg 652) lists bank #xxxx account with payment of $221 and balance of $3412. Additional account with bank  #xxxx with balance of $12,000 and payment of $280/mo. Missing updated credit report or credit statements to reflect updated accounts.
										07/20/2015
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.

7/16/15 - Received lender response of: "See attached credit report." Attached is a joint credit report dated 05/28/15. Document reflects bank #xxxx account with updated payment of $221 and updated balance of $3412 and a new secured account with bank #xxxx with balance of $12,000 and payment of $280/mo. CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300013580	Non-TRID	170850	07/14/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Approved as Rate Term refinance. Borrower is paying off 1st and 2nd mortgage. Missing evidence to confirm 2nd lien paid off at closing was used for purchase of subject. Lender included several prior HUD documents (pg 229-245) to reflect 2nd lien has been refinanced multiple times, however no evidence provided to confirm that 2nd lien was used for purchase of subject.
										07/29/2015
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.
												7/29/15 - Printout confirms no draws were made in prior 12 months to payoff. Only activity is auto-payment made for P&I payment. APRV 0010 Exception Cleared.	Approved	A	A	A	A	A
300013580	Non-TRID	170866	07/14/2015	Credit	Missing proof of PITI payment on non-subject property	CRED 0096	1	Closed	Missing proof of PITI/HOA on property. Additional exception set for mortgage rating. Review used PITIA stated on 1003.	07/28/2015
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.

7/28/15 - Received a copy of pg 1 of the HOA Condominium/Planned Community Addendum of purchase contract dated 4/11/15 for rental property, which discloses $315/mo HOA dues. Property insurance policy and property tax assessment included. CRED 0096 Exception Cleared.
													Approved	A	A	A	A	A
300013580	Non-TRID	172691	07/24/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	H8 Notice of Right to Cancel form used for lender to lender rate/term refinance (pg 96). H9 ROR form required.
Low LTV/CLTV/HCLTV - LTV of 58%. Max for program is 80%.; Verified credit history - 796/765 qualifying score exceeds minimum required of 700 per lender guidelines. No derogatory credit. Credit file dates back to 10/1994. ; Verified employment history - Borrower has a 18 yr stable job history per VOE pg 282.
													Approved	B	B	B	B	B
300021813	Non-TRID	172306	07/22/2015	Compliance	Missing Mortgage Transaction Date	DEED 0003	1	Closed	Missing Notary acknowledgment page of mortgage. Page 15 of 15 was not provided (pg 22).	07/24/2015
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.

7/23/15 - Received response from lender of: "See attached page 15 of 15".  Attached is copy of page 15 of 15 of the Mortgage Deed of Trust reflecting the Notary execution and Notary date of 7/9/2015.  DEED 0003 Exception Cleared.
													Approved	A	A	A	A	A
300021813	Non-TRID	172307	07/22/2015	Compliance	Missing Notary on Mortgage/DOT	DEED 0022	1	Closed	Missing Notary acknowledgment page of mortgage (pg 22).	07/24/2015
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.

7/23/15 - Received response from lender of: "This is a duplicate of the suspense item listed above".  Agree, lender provided a copy of page 15 of 15 of the Mortgage Deed of Trust reflecting the Notary execution and Notary date of 7/9/2015 for DEED 0003 exception which confirms the Deed of Trust Notary execution.  DEED 0022 Cleared.
													Approved	A	A	A	A	A
300021813	Non-TRID	172318	07/22/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $925,000 is supported. No post closing CDA provided.	07/24/2015
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.
												7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300021813	Non-TRID	172320	07/22/2015	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Right of Recession (pg 46) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form. First lien to same lender being increased from $403,000 to $722,350.
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.
													Approved	B	B	B	B	B
300021813	Non-TRID	172327	07/22/2015	Property	Appraisal is Incomplete	APPR 0002	2	Acknowledged
Appraiser is deficient for the following: 1) Missing floor plan sketch for finished basement. Appraiser indicates it was recently remodeled to above grade standards, however no sketch of the basement room layout was provided.  2) Black and white photos of interior are of poor quality and largely illegible. Clear copies of appraisal photos are required for review.

Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.
													Approved	B	B	B	B	B
300021813	Non-TRID	172331	07/22/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Comparables used do not adequately support the value due to the following: 1) Sold comps reflect sale dates within the past 13 months. Only 1 comps is within 6 month guideline. Appraiser provided inadequate narrative for lack of more recent sale dates.
 2) Adjustments on 3 of 5 comps exceed standard adjustment guidelines. Appraiser has provided inadequate narrative for inability to find comps which did not require excessive adjustments. 3) Appraiser was not able to bracket subjects style and age. Style is shown as Transitional. No other Transitional style home provided. Subjects age of 8 years was not bracketed. Comparable age ranges from 99 to 116 years.  Appraiser provided inadequate narrative for lack of comparables which bracket the subjects age.
										07/24/2015
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.
												7/23/15 - Received 3rd Party Desk Review that reflects original appraisal value of $925,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.	Approved	A	A	A	A	A
300021813	Non-TRID	172333	07/22/2015	Credit	Missing evidence of Hazard Insurance	HAZ 0005	1	Closed	Missing evidence of Hazard Insurance coverage. No insurable value provided in file. Minimum coverage of $722,350 is required to cover Note amount.	07/24/2015
Verified credit history - 781/790 qualifying credit scores. 700 minimum required. No derogatory credit. Credit file dates back to 11/1988. ; Verified reserves - Post closing reserves of $86,453.30. 12.54 months of PITI reserves were fully verified. 9 months PITI required. Additional snapshot statement (pg 157) reflects an additional $1,026,595 in retirement assets which were not fully verified and not included in qualifying. ; Low DTI - 21.77% DTI on fully documented file. 43% maximum allowed per guidelines. ; Income verified was not used in qualifying - Paystubs (pg 130) confirm base salary of $xxxx/mo. 2014 and 2013 W2 report 24 month average of $48,912.75. Additional income verified on W2s was not used for qualifying.

7/23/15 - Received response from lender of: "Insurance attached".  Attached is a printout copy reflecting the carrier is (insurance company) with evidence of coverage from 5/30/15 to 5/30/16 with proof of premium and insured limit of $840,700. Evidence that premium was paid was on the HUD1. HAZ 0005 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173286	07/27/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,325,000 is supported. No post closing CDA provided.	07/29/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

7/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,325,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173291	07/27/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	07/31/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

7/30/15 - Received response from lender of: "Please see attached". Received a letter from lender on letterhead that reflects: The Special Information Handbook / HUD Settlement Book is provided to all purchase borrowers within 3 days of application" and it is executed by Officer, Secondary Market Supervisor. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173357	07/28/2015	Credit	Asset Documentation is Insufficient	CRED 0083	1	Closed
Bank printouts (pg 169-188) are incomplete and do not provide name of institution. Printouts provided are incomplete. Page counts at bottom of page indicates not all pages of documents were provided. Asset documentation must be complete. Missing complete statements for the following accounts #xxxx pg 169, #xxxx pg 176, #xxxx pgs 179,184, #xxxx pgs 183,188.
										08/21/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

8/21/15 - Copy of the 4/30/15 asset statement for account 6132 completes the 2 months asset statement requirement for that account. Reviewed the asset documentation for the remaining 2 other accounts ending xxxx (pg 169, 170) and xxxx (pg 179, 184) that were presented in the original loan file. Last page of each statement is marked "End of Statement", thus confirms the statement is complete. Account numbers on asset statements agree with the account numbers provided on the updated printouts that provide the financial institution name. CRED 0083 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173367	07/28/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Per appraisal (pg 70) the site size is 18,800 square feet with a value of $550,000. Site value ratio of 41.51%. Appraiser did not indicate if this is typical for the area.	07/29/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

7/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,325,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173368	07/28/2015	Property	Appraisal Value is not supported by comparables	APPR 0039	1	Closed
Value is not adequately supported based on comparables and appraiser narrative provided. Subject value is above predominate value of $700,000. Variance above predominate is 89%. Appraiser provided no narrative on predominate value. Only 1 of 5 comps provided are in the same city as subject. Appraiser provided 4 Sold Comps and 1 Active Listings. Comp distances range from .65 miles to 7.63 miles from subject. Appraiser provided no narrative addressing need to exceed 1 mile distance guideline for the majority of the comparable sale. No additional valuation documents provided.
										07/29/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

7/29/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,325,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0039 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173369	07/28/2015	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed
Per 1003 borrower on job for 17 years, however per VVOE (pg 165) dates of employment were not provided. Unable to confirm 24 months of current employment with no gaps in employment. VVOE does not meet Appendix Q requirements.
										08/11/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

8/10/15 - Received response from lender of: "I realize the dates were obtained after the note date, but with this completed form, and the 2 yrs of tax returns and ytd pay-stubs that were in the file, is it acceptable?" Attached is a Voe dated 8/10/15, which is dated post Note consummation. Voe confirms the borrowers employment from 1/16/98 to Present. ** Voe confirms 24 months employment with no 30+ day employment gaps as required by Appendix Q. Post Note consummation dated Voe is in support of the pre Note consummation Voe (pg 165), 2013/2014 W2s (pg 156-157), and YTD paystubs (pg 158-163) that were presented in the original loan file. CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173380	07/28/2015	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Personal tax transcripts starting on page 289 are incomplete. 2014 transcripts (pg 289) are not complete. Missing several pages at beginning of document.	07/31/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

7/30/15 - Received response from lender of: "Transcripts attached". Attached is 18 pages that include 2013 and 2014 personal 1040 tax transcripts to support 1040 tax returns.  CRED 0087 Exception Cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173382	07/28/2015	Credit	Underwriting Loan Approval is Deficient	APRV 0010	1	Closed
Lender approval (pg 395) indicates subject was approved with a Second Mortgage HELOC to lender. No evidence of any 2nd Mortgage provided in file. Provide evidence of 2nd mortgage on subject or revised approval reflecting 2nd Mortgage was not provided at the time of closing.
										08/10/2015
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.

8/6/15- Received rebuttal stating : "8/6 Per the lender, they did not submit this loan to UW with a 2nd mortgage and are unsure where it is showing that they did? Please advise."** Upon further review of approval Pg 395 and 1008 pg 7,there is no indication of a second loan approval. The instructions for the mortgagee clause for home owner's insurance states how mortgagee clause should be read if it is a first or a second mortgage, not that there is a second mortgage. APRV 0010 Exception cleared.
													Approved	A	A	A	A	A
300023251	Non-TRID	173383	07/28/2015	Compliance	Missing Initial Disclosure(s)	COMP 0006	2	Acknowledged	Missing Federal Patriot Act disclosure.
Verified reserves - Post closing reserves of $555,534.46. 60 months of verified subject PITI reserves. All 9 months of subject PITI reserves required. All lender reserve requirements are met.  ; Verified credit history - 763/775 qualifying credit scores. 720 minimum score required. No derogatory credit. Credit file dates back to 9/1987. ; Low DTI - 12.25% DTI on fully documented file. 43% maximum DTI allowed.
													Approved	B	B	B	B	B
300040230	Non-TRID	174615	08/03/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $900,000 is supported. No post closing CDA provided.	08/05/2015
Verified reserves - Post closing reserves of $181,549.12. 37 months of PITI reserves were verified. 9 months of PITI reserves required. Sufficient reserves for additional REO property. ; Verified credit history - 782/796 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 3/1987. ; Verified housing payment history - 152 months of current and prior mortgage history paid 0x30 per credit report. ; Low LTV/CLTV/HCLTV - 67.89% LTV/CLTV. 80% maximum allowed per guidelines.
												8/4/15 - Received 3rd Party Desk Review that reflects original appraisal value of $900,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300034778	Non-TRID	175996	08/11/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed
Final 1003 (pg 360) does not list the full 2 years residence history and does not appear to have accurate dates. Cancelled checks provided in file reflects the following rent dates: For current residence, rent dates of 01/2015 to 06/2015 (pgs 352-357), for previous residence, cancelled checks reflect 9 months rent from 04/2014 to 12/2014 (pgs 343-351) and for previous residence (pg 358), VOR reflects 16 months rent from 01/2013-04/2014.
										08/31/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.

8/31/15 - Received response from lender: "Please see application attached". Attached is a copy of the borrower executed amended 1003/Application dated 7/31/15. 1003/Application amended to include full 24 months residence history. Included is a copy of a 1003/Application for another borrower that does not pertain to this loan. ** Confirmed the borrower signed and dated 1003/Application provides full 24+ month residence history to correspond with cancelled checks and VOR presented in the original loan file.  APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300034778	Non-TRID	175999	08/11/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $625,000 is supported. No post closing CDA provided.	08/31/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.

8/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $625,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300034778	Non-TRID	176000	08/11/2015	Property	No copy of Appraisal License in file	APPR 0043	1	Closed	Appraiser's license was not provided in the file. Appraiser license info is listed on the appraisal (pg 91).	08/31/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.
												8/18/15 - Received response from lender of: "Please see page 1 of the attached". Attached is copy of Real Estate Appraiser License reflecting expiration date of 12/14/15. APPR 0043 Exception Cleared.	Approved	A	A	A	A	A
300034778	Non-TRID	176008	08/11/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/12/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.

8/12/15 - Received response from lender of: "Please see attached". Received a letter from lender on letterhead that reflects: The Special Information Handbook / HUD Settlement Book is provided to all purchase borrowers within 3 days of application" and it is executed by Officer, Secondary Market Supervisor. COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300034778	Non-TRID	176015	08/11/2015	Property	Appraisal is Incomplete	APPR 0002	1	Closed
1) Subject value is above predominate value of $500,000. Variance above predominate is 25%. Appraiser provided no commentary on predominate value. 2) Comp distances for Comp 2 is 2.57 miles and for Comp 4 is 1.77 miles which is generally excessive for suburban properties. Appraiser provided no narrative for lack on any comparable properties within 1 mile of subject.
										08/31/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.

8/12/15 - Received 3rd Party Desk Review that reflects original appraisal value of $625,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. Subject value is above the predominate value of $500,000 but is within high range of $1,000,000. Exception cleared as value is supported. APPR 0002 Exception Cleared.
													Approved	A	A	A	A	A
300034778	Non-TRID	176016	08/11/2015	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Per Hazard policy (pg 23) total dwelling coverage (excluding extended coverage) is $415,000. Cost to Rebuild not provided in appraisal report. Coverage must be equal to the Note amount (492,000) for Cost to Rebuild. Evidence of insurance has a handwritten note which reads "120% replacement". Unable to confirm who verified the information. Missing Processors Cert confirming 120% replacement coverage. Hazard coverage is insufficient to cover loan amount without the extended coverage.
										08/19/2015
Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.

8/18/15 - Received response from lender of: "Please see page 2,3,4 of attached." Lender provided signed Processor Cert certifying subject hazard policy includes 120% replacement coverage per her conversation with insurance agent. $498,000 ($415,000 x 120%) is sufficient to cover loan amount. HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300034778	Non-TRID	176022	08/11/2015	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Missing copy of a fully executed current and previous lease/rental agreement to match cancelled checks provided from 04/2014 to 12/2014 with  private landlord (pgs 343-351). Lease to confirm terms which match cancelled checks.

Verified credit history - Borrower has long term established credit history with current open/active accounts. History on credit report reflects account opened back to 1994 with all credit verified 0x30. 780 mid credit score, 700 minimum required per guides.; Low DTI - Verified low DTI of 15.37% on a fully verified file. 43% max allowed per guides.; Income verified was not used in qualifying - Only base income was used to qualify. Production bonus of 121,168 reflected on pay stub dated 07/25/15 (pg 155) verified but not used to qualify.
													Approved	B	B	B	B	B
300040229	Non-TRID	178020	08/20/2015	Property	Property Site Value exceeds 30%	APPR 0038	1	Closed	Site size is 25,670 square feet with a value of $750,000. Site value ratio is 51.72% which exceeds 30% guideline. Appraiser has provided no narrative concerning excessive land to value ratio.	08/31/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

8/31/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0038 Exception Cleared.
													Approved	A	A	A	A	A
300040229	Non-TRID	178021	08/20/2015	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,450,000 is supported. No post closing CDA provided.	09/14/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

8/31/15 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300040229	Non-TRID	178030	08/20/2015	Compliance	Missing Final HUD-1	HUD 0001	1	Closed
No final HUD provided in file. Estimated HUD only (pg 52). Unable to confirm assets required to close.  Credit and compliance review is not complete.  (HUD document marked final on page 47 is not for this borrower).
										09/02/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

9/1/15 - Received response from lender: "Please see attached". Attached is a copy of the Final HUD1 Settlement Agent that is signed and stamped certified by the Settlement Agent as required for properties located in dry funding states (AZ). HUD 0001 Exception Cleared.
													Approved	A	A	A	A	A
300040229	Non-TRID	178031	08/20/2015	Compliance	Special Information Handbook Not Provided	COMP 0038	1	Closed	Purchase transaction. Missing evidence that borrower was provided with Special Information Handbook/HUD Settlement Book within 3 days of loan application date.	08/21/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

8/21/15 - Received a memo from lender that is signed by an officer of the bank that states: "The Special Information Handbook / HUD Settlement Book is provided to all purchase borrowers within 3 days of application".  COMP 0038 Exception Cleared.
													Approved	A	A	A	A	A
300040229	Non-TRID	178034	08/20/2015	Credit	Final 1003 Application is Incomplete	APP 0002	1	Closed	Final 1003 (pg 502) is not complete. REO schedule address is not fully completed. Government Monitoring section (pg 504) not fully completed.	09/14/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

9/11/15 - Received response from lender: "Please see attached". Attached is an amended copy of pg 3 of the Final 1003 Application dated 8/13/15. Radial stating "I do not with to furnish this information" in the Government Monitoring section of the 1003/Application is marked by both borrowers. Borrowers initialed the box to evidence acknowledgment of the changes. On 9/3/15, lender provided the LOS system screen shot reflecting the complete property address for the additional REO property listed on the 1003 Application. ** 1003 Application is complete with LOS system screen shot and amended pg 3 of the 1003 Application with Government Monitoring section completed and initialed by both borrowers. APP 0002 Exception Cleared.
													Approved	A	A	A	A	A
300040229	Non-TRID	178037	08/20/2015	Credit	Missing proof property ownership is free and clear of debt/liens	CRED 0088	1	Closed	Missing evidence that prior primary residence at xxxx is free and clear.	08/21/2015
Low LTV/CLTV/HCLTV - 48.28% LTV/CLTV. Borrower down payment of $750,000 cash. 80% maximum LTV allowed per guidelines. ; Verified reserves - Post closing verified reserves of $535,453.99. 99 months of verified PITI reserves. 6 months required.  An additional $418,287 of 401k reserves was verified, however not included in reserve calculation. ; Low DTI - 10.98% DTI on fully documented file. 43% maximum allowed per guidelines.

8/21/15 - Received response from lender of: "Per UW, no loss payee on HOI, there is also no account reported on bureau, and there is also no mortgage interest reflected on the taxes". ** HOI dec page does not provide loss payee section. Unable to confirm no loss payee (pg 216). Credit report reflects no open mortgages (pg 133). Letter of explanation (pg 130) states borrowers lived in the departing residence beginning 7/2005 and that the mortgage was paid in full in 12/2011. Credit report reflects a paid mortgage that was opened in 7/2005 and paid in full 12/2011, which supports borrowers LOX. Additionally, no mortgage interest was reported in 2014 per borrowers Schedule A of the 1040 Income Tax Return (pg 301). Documentation presented in the original loan file satisfactorily documents departing residence is owned free and clear. CRED 0088 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	214718	04/28/2016	Compliance	APN Number is not listed on Security Instrument	COLL 0001	1	Closed	Security instrument (pg 27) did not contain an APN number.	05/06/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

5/5/2016 - Received a copy of the Mortgage for subject transaction. APN is listed on pg 1 of 15. Confirmed that the APN listed on the Mortgage agrees with APN listed in the Appraisal Report. COLL 0001 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	214734	04/28/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence that borrower was provided with E-Sign Disclosure, thus unable to determine if intent to use electronic delivery method for the borrowers was evident.	05/04/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
												5/4/2016 - Disclosures are not e-signed, thus Exception Cleared. TRID 0135 Exception Cleared.	Approved	A	A	A	A	A
300123861	TRID	214743	04/28/2016	Property	Missing Final 442 Certificate of Completion with Final Photos	APPR 0032	1	Closed	Missing Final 442/1004D appraisal. Original appraisal (pg 80) was appraised "subject to" plans and specifications.	05/06/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
												5/5/2016 - Received response from lender: "Final Appraisal this is also used as a completion cert see Page 1 of 1". Attached is a copy of the Appraisal completion report. APPR 0032 Exception Cleared.	Approved	A	A	A	A	A
300123861	TRID	214744	04/28/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $885,000 is supported. No post closing CDA provided.	06/20/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

4/29/16 - Received 3rd Party Desk Review that reflects a value of $850,000 thus the original appraisal value of $885,000 is not supported but is supported within tolerance at negative -4.0%.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	214745	04/28/2016	Compliance	APN Number and/or Legal Descriptions do not match security instrument	COLL 0002	1	Closed	Security instrument (pg 27) did not contain an APN number. Unable to determine if APN Number and/or Legal Descriptions match security instrument.	05/06/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

5/5/2016 - Received response from lender: "Please see enclosed APN numbers do match". Attached is a copy of the Mortgage for subject transaction. APN is listed on pg 1 of 15. Confirmed that the APN listed on the Mortgage agrees with APN listed in the Appraisal Report. COLL 0002 Exception Cleared.;
													Approved	A	A	A	A	A
300123861	TRID	214750	04/28/2016	Property	Missing Certificate of Occupancy	PROP 0012	1	Closed	Missing certificate of occupancy as required on new construction.	06/10/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

6/9/2016 - Missing COO issued by the local municipality. Final inspection report (PROP 0012 Stip 5/5/2016) notes "Occupancy Granted" with Town marked as Enforcing Jurisdiction, thus confirming that the property is suitable for occupancy. PROP 0012 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	214754	04/28/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	Missing Closing Protection Letter issued by title insurer.	06/09/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
												6/8/2016 - Attached is the Closing Protection Letter for subject transaction. Updated Note property address agrees with the property address listed on the CPL. TITL 0005 Exception Cleared.;	Approved	A	A	A	A	A
300123861	TRID	214895	04/28/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Subject refinance is payoff of a Lender to Lender with no new funds advanced. Right to Cancel in file (pg. 60) are completed on the H-8 forms vs. H-9.
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
													Approved	B	B	B	B	B
300123861	TRID	214897	04/28/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Loan file is missing evidence of borrower acknowledged Intent to Proceed dated within 10 business days of the Loan Estimate date 01/19/16 (pg 377). You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										05/06/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
												5/5/2016 - Confirmed that intent to proceed is dated within 10 days of the initial LE being issued. TRID 0047 Exception Cleared.	Approved	A	A	A	A	A
300123861	TRID	214937	04/28/2016	Credit	Missing Employment doc (VOE)	CRED 0007	1	Closed	Missing WVOE for co borrower to confirm part time 28 hrs minimum expected to continue (pg 163). Pay stubs indicate varying hours.	06/09/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

6/8/2016 - Documentation is file evidences 3 years receipt of income and increasing income trend. Lender qualified borrower with 2014 W2 earnings, which is the more conservative calculation than using 2015 or 2016 YTD income. CRED 0007 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	215863	05/03/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing Patriot Act Disclosure. None provided in file.	05/06/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

5/5/2016 - Mortgage Loan Application Disclosures Agreement (5/5/2016 TRID 0047) pg 2 provides the Patriot Act disclosure in the "Important Information About Procedures For Opening A New Account" section. COMP 0006 Exception Cleared.
													Approved	A	A	A	A	A
300123861	TRID	216600	05/06/2016	Property	Subject Property Address does not match Appraisal Address	APPR 0008	2	Acknowledged	Property address listed on the Appraisal Completion Report (APPR 0032 5/5/2016) and the Appraisal Report (pg 80) does not match the Note (pg 8).
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.
													Approved	B	B	B	B	B
300123861	TRID	225296	06/09/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed	Mortgage (pg 27) does not list the correct street number for subject property (Reference corrected Note received via APPR 0008 Stip 6/8/2016). Missing re-recorded corrected Mortgage.	06/20/2016
Verified employment history - Verified 14 yr stable job history for borrower and 7 yrs for co borrower.; Verified housing payment history - Verified continuous 48 mo mortgage history paid as agreed.; Verified reserves - Verified assets after closing of $89,223.65 (21.16 mos) 12 mos required per guidelines.

6/15/2016 - Received an official letter addressed to Title Company from lender stating: "Attached is a corrective instrument to be recorded to correct the address on the Mortgage. Also enclosed is a $30 check made payable to the Register of Deeds for the recording this document". Included is the executed Correction Instrument requesting the change to street number to match the appraisal report (pg 80). A copy of the corrected Mortgage was also provided. ** This confirms intent to record legal documents. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300146515	TRID	216373	05/05/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,025,000 is supported. No post closing CDA provided.	05/10/2016
Verified employment history - Verified 17 yr stable job history for the borrower.; Low DTI - Low DTI of 19.44% on fully documented file. Max for program is 43%.; Verified credit history - 800 credit score exceeds minimum score of 700 per guidelines with no derogatory credit history.

5/9/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,025,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300146515	TRID	216461	05/05/2016	Compliance	Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
Variance of $.42. Lender disclosed tax escrow payment of $1292. Actual tax escrow payment per title documents is $1291.58 (pg 66). Final Closing Disclosure should reflect actual escrow amounts. The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (5149.52), while the Calculated Projected Payments Table has a value of (5149.10).
										05/20/2016
Verified employment history - Verified 17 yr stable job history for the borrower.; Low DTI - Low DTI of 19.44% on fully documented file. Max for program is 43%.; Verified credit history - 800 credit score exceeds minimum score of 700 per guidelines with no derogatory credit history.
												5/16/2016 - Cleared based on lender response and minor $0.42 variance. TRID 0092 Exception Cleared.	Approved	A	A	A	A	A
300144907	TRID	218838	05/13/2016	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Lender did not provide an initial 1003 signed by the loan officer. Final 1003 (pg 73) is not signed by the lender. Missing signed initial 1003.	08/08/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

8/5/2016 - Lender confirmed in the posted response that the initial 1003 / Application was signed at closing. Confirmed that the borrower / lender signed initial 1003 / Application previously provided via stips on 7/22/2016 reflects non-final figures. APP 0003 Exception Cleared.;
													Approved	A	A	A	A	A
300144907	TRID	218890	05/13/2016	Compliance	Missing Affiliated Business Disclosure	COMP 0010	1	Closed	Missing evidence an Affiliated Business Disclosure was provided to borrower within 3 days of application. No lender disclosure letter provided in file.	07/19/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

7/18/2016 - Received a copy of the Mortgage Loan Application Disclosure and Agreement that provides the Affiliated Business Arrangement Disclosure Statement on pg 1 of 3. Affiliated Business Disclosure Statement was signed by the borrower. Further, the disclosure was issued on the lenders documented loan application date. COMP 0010 Exception Cleared.;
													Approved	A	A	A	A	A
300144907	TRID	218897	05/13/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $650,000 is supported. No post closing CDA provided.	08/09/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

5/16/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $650,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300144907	TRID	218900	05/13/2016	Credit	Missing Closing Protection Letter in File	TITL 0005	1	Closed	No Closing Protection Letter provided from title insurer.	06/06/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)
												6/6/2016 - Received a copy of the closing protection letter for subject transaction. TITL 0005 Exception Cleared.	Approved	A	A	A	A	A
300144907	TRID	218916	05/13/2016	Compliance	Document Intent to Proceed with the Transaction	TRID 0047	1	Closed
Missing Intent to proceed.You did not submit an Intent to Proceed Date, which represents the date the consumer acknowledged their intent to proceed with the transaction described by the Loan Estimate. The creditor must document this communication to satisfy the requirements of 1026.25. Neither a creditor nor any other person may impose a fee, other than a credit report fee, before the consumer has received the Loan Estimate and indicated to the creditor an intent to proceed with the transaction described by the Loan Estimate. (12 CFR 1026.19(e)(2)(i)(A))
										07/28/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

7/27/2016 - Confirmed that the closing disclosure does not reflect any fees paid before closing; except for the hazard insurance premium on the the insurance policy (pg 109) that had previously been obtained and paid for by the borrower outside the subject transaction. TRID 0047 Exception Cleared.;
													Approved	A	A	A	A	A
300144907	TRID	218917	05/13/2016	Compliance	Initial Loan Estimate Sent Date > 3 Business Days from Application Date	TRID 0028	1	Closed
The initial LE pg 291 is dated 3/15/2016. Application date of 3/10/2016 (pg 104). The Initial Loan Estimate Disclosure Date (2016-03-15) is more than 3 business days from the Application Date (2016-03-10). Three business days from the Application Date is (2016-03-14). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))
										06/20/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

6/15/2016 - Lender does not recognize Saturday to be a day of business, thus confirming that the LE issued on 3/15/2016 was issued within 3 business days of the lenders Application Date. TRID 0028 Exception Cleared.
													Approved	A	A	A	A	A
300144907	TRID	219444	05/16/2016	Compliance	Missing Initial Disclosure(s)	COMP 0006	1	Closed	Missing initial disclosure letter provided to borrower within 3 days of loan application, including Privacy and Patriot Act disclosures.	07/19/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

7/18/2016 - Received a copy of the Mortgage Loan Application Disclosure and Agreement that includes both the Privacy and Patriot Act disclosures on pg 2 of 3. The disclosure agreement was issued on the lenders documented loan application date. COMP 0006 Exception Cleared.;
													Approved	A	A	A	A	A
300144907	TRID	237127	07/25/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD (pg 48) issued 4/19/2016 was received at consummation.	08/08/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)

8/5/2016 -Attached is a copy of emailed confirmation of the successful fax transmission for document sent to and delivered on 4/19/2016, thus confirming that the CD issued on 4/19/2016 was received at least 3 business days prior to consummation. TRID 0145 Exception Cleared.;
													Approved	A	A	A	A	A
300144907	TRID	240761	08/08/2016	Credit	Tax Returns/Transcripts are Insufficient	CRED 0087	1	Closed	Missing complete copies of the borrower 2014 / 2015 1120S income tax returns. Loan file only contains the signature pages.	08/09/2016
Verified credit history - 785 credit score exceeds minimum required score of 700 per guidelines.No derogatory credit was noted. ; Verified employment history - Verified 20 yr stable job history for borrower. ; Verified reserves - Verified assets after closing of $120,320.14 (24.35 mos)
												8/8/2016 - Received copies of 2014 / 2015 1120S tax returns. CRED 0087 Exception Cleared.;	Approved	A	A	A	A	A
300133055	TRID	223085	05/27/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged
Right of Recession (pg 42) is on H8 form. Refinance is a Lender to Lender refinance and should be performed on the H-9 form.  While no new funds were advanced it is a Lender to Lender refinance, thus H-9 form should be used.

Verified credit history - 799 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1999. ; Verified housing payment history - 440 months of current and prior mortgage history paid 0x30 per credit report (pg 96). ; Verified reserves - Post closing reserves of $374,599.15 or 97 months of subject PITI reserves verified. 9 months of subject PITI required ($33,911.10) plus 6 months on all REO properties ($14,212.98). Total reserves required of $48,124.08. Excess reserves of $326,475.
													Approved	B	B	B	B	B
300133055	TRID	223089	05/27/2016	Property	Proximity of Comparables to Subject Property is Unacceptable	APPR 0007	1	Closed
Comp distances range from 3.74 miles to 14.00 miles from subject (pg 68). All distances exceed standard guidelines. All comps are located in different cities than subject. Inadequate narrative provided for lack of similar comps in the subject neighborhood. No evidence of lender or Client appraisal review provided.
										06/09/2016
Verified credit history - 799 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1999. ; Verified housing payment history - 440 months of current and prior mortgage history paid 0x30 per credit report (pg 96). ; Verified reserves - Post closing reserves of $374,599.15 or 97 months of subject PITI reserves verified. 9 months of subject PITI required ($33,911.10) plus 6 months on all REO properties ($14,212.98). Total reserves required of $48,124.08. Excess reserves of $326,475.
												6/8/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $855,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0007 Exception Cleared.	Approved	A	A	A	A	A
300133055	TRID	223091	05/27/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $855,000 is supported. No post closing CDA provided.	07/01/2016
Verified credit history - 799 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1999. ; Verified housing payment history - 440 months of current and prior mortgage history paid 0x30 per credit report (pg 96). ; Verified reserves - Post closing reserves of $374,599.15 or 97 months of subject PITI reserves verified. 9 months of subject PITI required ($33,911.10) plus 6 months on all REO properties ($14,212.98). Total reserves required of $48,124.08. Excess reserves of $326,475.
												6/8/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $855,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300133055	TRID	223131	05/28/2016	Credit	Missing Evidence of Verified Property Tax and / or Homeowners Insurance Information	CRED 0103	1	Closed
Property Tax statement (pg 221) does not reflect taxes after reassessment of new residence. Notes indicate lender used taxes of $10,585.36, however no documentation provided confirm this amount. Missing confirmation from closing agent or taxing authority to confirm estimated property taxes based on updated value of subject.  Final DTI review is incomplete pending verification of updated taxes.
										07/01/2016
Verified credit history - 799 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1999. ; Verified housing payment history - 440 months of current and prior mortgage history paid 0x30 per credit report (pg 96). ; Verified reserves - Post closing reserves of $374,599.15 or 97 months of subject PITI reserves verified. 9 months of subject PITI required ($33,911.10) plus 6 months on all REO properties ($14,212.98). Total reserves required of $48,124.08. Excess reserves of $326,475.
												7/1/2016 -Review DTI 42.84% with increased payment, which is within the program maximum and within 2% tolerance of the approved DTI of 40.91%. CRED 0103 Exception Cleared.	Approved	A	A	A	A	A
300133055	TRID	223137	05/28/2016	Credit	Missing Employment doc (VVOE)	CRED 0006	1	Closed
No 3rd Party verification of photography business. Internet printout (pg 120) is not sufficient. Missing evidence of state licensing or CPA letter confirming 2 yrs of existences of photography business.
										07/11/2016
Verified credit history - 799 qualifying credit score. 700 minimum score required. No derogatory credit. Credit file dates back to 11/1999. ; Verified housing payment history - 440 months of current and prior mortgage history paid 0x30 per credit report (pg 96). ; Verified reserves - Post closing reserves of $374,599.15 or 97 months of subject PITI reserves verified. 9 months of subject PITI required ($33,911.10) plus 6 months on all REO properties ($14,212.98). Total reserves required of $48,124.08. Excess reserves of $326,475.

7/1/2016 - Received a stale dated State Entity Search for borrowers 1040 Schedule C self-employment photography business confirming LLC registration on 8/19/2007. ** Exception is cleared. Post-consummation dated CPA letter received via stips on 6/22/2016 is in support of the pre-consummation dated printout from the businesses website (pg 120) to evidence active business status and 2 years tax returns. CRED 0006 Exception Cleared.
													Approved	A	A	A	A	A
300159097	TRID	224117	06/06/2016	Credit	Fraud report alerts have not been addressed	FRAUD 0001	1	Closed	Fraud Report (pg 408) is not fully legible. Copy image is poor and scores cannot be determined. Provided complete, legible copy of FraudGuard report with all alerts addressed.	06/30/2016
Verified credit history - 754/757 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1992. ; Verified employment history - VVOE (pg 242, 244) confirms Federal employment since 1999 for borrower and since 1996 for coborrower.

6/29/2016 - Fraud report (Stip 6/8) reflects low risk 1000 Borrower / 1000 Property scores with all variances cleared by lender. Attached documentation with documentation provided in the original loan file confirms that all variances have been satisfactorily addressed. FRAUD 0001 Exception Cleared.
													Approved	A	A	A	A	A
300159097	TRID	224127	06/06/2016	Compliance	Missing revised LE after Change of Circumstance	TRID 0172	1	Closed	Rate Lock dated 4/6/2016 per Rate Lock documents (pg 605, 608). Redisclosed LE (pg 625) is dated 4/11/2016 which is not within 3 business days of Change of Circumstance/Rate Lock.	06/30/2016
Verified credit history - 754/757 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1992. ; Verified employment history - VVOE (pg 242, 244) confirms Federal employment since 1999 for borrower and since 1996 for coborrower.

6/29/2016 - ender does not recognize Saturday as a day of business. LE issued on 4/11/2016 was issued within 3 business days of the Rate Lock date 4/6/2016 with Saturday excluded. TRID 0172 Exception Cleared.
													Approved	A	A	A	A	A
300159097	TRID	224142	06/06/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $785,000 is supported. No post closing CDA provided.	06/30/2016
Verified credit history - 754/757 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1992. ; Verified employment history - VVOE (pg 242, 244) confirms Federal employment since 1999 for borrower and since 1996 for coborrower.

6/9/16 - Received 3rd Party Desk Review that reflects original appraisal value of $785,000 is supported. Value confirmed by CDA which is performed by licensed appraiser and by the expertise of the Original Appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300159097	TRID	224166	06/06/2016	Credit	Insufficient Verified Funds to Close	CRED 0016	1	Closed
Funds required for closing of $158,552.98. Per underwriting notes (pg 647) borrower was to use funds from new Lender HELOC in the amount of $89,696.61 plus withdrawal from mutual fund account. Handwritten receipts (pg 469)  and unsigned copy of wire request (pg 470) provided to evidence transfer of funds in the amount of $89,696.61 from new Lender HELOC to borrowers accounts. Documents provided are not acceptable verification. Missing updated statement from checking account to reflects funds were deposited. Missing evidence that borrower liquidated mutual funds for closing. Liquid assets verified of $9140.38. Short funds for closing of $149,411.62.
										06/30/2016
Verified credit history - 754/757 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1992. ; Verified employment history - VVOE (pg 242, 244) confirms Federal employment since 1999 for borrower and since 1996 for coborrower.

6/29/2016 - Evidence of receipt of the HELOC and retirement loan proceeds are fully documented in the attached documentation. Cash to close is sufficient with the updated checking account balance considered that is provided on the attached pre-consummation dated asset statement, which includes the loan proceeds from the HELOC and retirement loans. CRED 0016 Exception Cleared.
													Approved	A	A	A	A	A
300159097	TRID	224176	06/06/2016	Credit	Insufficient verified reserves	CRED 0100	1	Closed
Reserves of 9 months PITI on subject ($31,222.26) plus 6 months PITI on departing residence ($18,018.30) for a total of $49,245.56 in required reserves. Unable to confirm sufficient reserves. Retirement letter (pg 278) indicates a loan of $50,000 was obtained on 4/27/2016. No evidence that these funds were transferred to borrowers account for subject transaction. Retiremet funds cannot be used for reserves. Per Terms of Withdrawal (pg 305) there is no provision for use of retirement funds in case of foreclosure proceedings or for purchase of residence. Brokerage account was to be used for closing per underwriter notes (pg 647). Unable to confirm amount of Brokerage account which would be available for reserves after liquidation for closing.
										06/30/2016
Verified credit history - 754/757 qualifying credit scores. 700 minimum score required. No derogatory credit. Credit file dates back to 5/1992. ; Verified employment history - VVOE (pg 242, 244) confirms Federal employment since 1999 for borrower and since 1996 for coborrower.

6/29/2016 - Evidence of receipt of the HELOC and retirement loan proceeds has been fully documented (CRED 0016 Stip 6/29), thus eliminating the need to liquidate the brokerage assets for cash to close. Reserve requirements are satisfied with the inclusion of the brokerage account balances that were not required to be liquidated for cash to close.  CRED 0100 Exception Cleared.
													Approved	A	A	A	A	A
300177945	TRID	230705	06/28/2016	Compliance	Missing Evidence of Re-disclosure and a valid COC for the total amount of the Closing Disclosure 10% Category fees ($) that increased by more than 10% from the amount disclosed on the prior Loan Estimate or Closing Disclosure.	TRID 0124	2	Acknowledged
UPDATED EXCEPTION: Closing Fee $290 disclosed in section B of the Final CD (pg 146) was not disclosed on the LE (pg 372). The total amount of Closing Disclosure 10% Category fees ($2,300.00) increased by more than 10% from the total amount disclosed on the Loan Estimate sent on 2016-05-18, ($2,010.00). The total amount of fees in this category cannot exceed ($2,211.00) unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(ii); 12 CFR 1026.19(e)(3)(iv); 12 CFR 1026.19(f)(2)(v)).

Verified housing payment history - Credit report and VOM reflects 132 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 797/769 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/1997. ; Verified reserves - Post closing reserves of $266,439/51.73 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
													Approved	B	B	B	B	B
300177945	TRID	230713	06/28/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD (pg 144) is dated 06/15/2016. Borrowers were not provided final CD 3 business days prior to 06/15/2016 consummation date. Borrowers signed and loan disbursed on 06/15/2016.	07/07/2016
Verified housing payment history - Credit report and VOM reflects 132 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 797/769 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/1997. ; Verified reserves - Post closing reserves of $266,439/51.73 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.

7/6/2016 - Received a copy of the CD issued 6/9/2016. No material changes from 6/9/2016 disclosure to final CD issued 6/15/2016, thus initial CD satisfies the 3 day waiting period. TRID 0145 Exception Cleared.
													Approved	A	A	A	A	A
300177945	TRID	230912	06/29/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed	Missing evidence that the eSign disclosure was delivered to borrowers.	07/15/2016
Verified housing payment history - Credit report and VOM reflects 132 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 797/769 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/1997. ; Verified reserves - Post closing reserves of $266,439/51.73 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
												7/14/2016 - No disclosures were esigned by the borrowers. Lender confirms that the borrower declined to utilize the esign delivery method, thus no eDisclosure is required. TRID 0134 Exception Cleared.	Approved	A	A	A	A	A
300177945	TRID	230922	06/29/2016	Compliance	Estimated Total Maximum Payment Amount does not match the Disclosed Closing Disclosure Projected Payments Table (12 CFR 1026.37(b)(3))	TRID 0092	1	Closed
The Estimated Total Maximum Payment Amount in column 1 of the Disclosed Closing Disclosure Projected Payments Table does not match the value in the System Calculated Projected Payments Table. The Disclosed Projected Payments Table contains a value of (5043), while the Calculated Projected Payments Table has a value of (5043.00).
										07/07/2016
Verified housing payment history - Credit report and VOM reflects 132 months of current and prior mortgage history paid 0x30.  ; Verified credit history - 797/769 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 01/1997. ; Verified reserves - Post closing reserves of $266,439/51.73 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
												7/6/2016 - Exception re-reviewed. Confirmed disclosed value is correct. Captured data as disclosed and resubmitted compliance. TRID 0092 Exception Cleared.	Approved	A	A	A	A	A
300173391	TRID	230223	06/27/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
No evidence located in file that mortgage has been sent for recording or recording has been completed. Provide evidence of recorded mortgage, final title policy with recorded data or proof documents were sent for recording by Closing Agent or evidence of that closing instructions state specific detail to indicate how closing agent is to send legal documents to proper recording office.
										07/06/2016
Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.

7/6/2016 - Exception Re-reviewed. Closing instructions (pg 137) item #1 states: "Title Co. to send legal documents to Register of Deeds for proper recording", thus confirming intent to record. DEED 0049 Exception Cleared.
													Approved	A	A	A	A	A
300173391	TRID	230316	06/27/2016	Credit	Income Calculation Discrepancy	CRED 0084	2	Acknowledged
Lender calculated primary borrowers income as bi-weekly with qualifying monthly income of $xxxx/mo per 1008 (pg 470) and income worksheet (pg 546).  Per paystubs (pg 587) borrower is paid semi-monthly (based on actual pay period dates, not pay dates).  Qualifying income is $xxxx.  Review Calculated DTI 30.90% / Approved DTI 23.92%, variance exceeds 2% tolerance.

Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300173391	TRID	230317	06/27/2016	Credit	Undisclosed or Excluded Debt	CRED 0086	1	Closed	Lender did not include $1500/mo alimony/spousal support (pg 521, item 26) or provide documentation to evidence it should be excluded per terms of divorce decree.	08/09/2016
Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.

8/9/2016 - None of the documentation provided (ie bank statements, earning statements, tax returns, and credit report) indicates that the borrower is currently obligated to pay alimony, thus supporting the exclusion of the debt.  CRED 0086 Exception Cleared.;
													Approved	A	A	A	A	A
300173391	TRID	230318	06/27/2016	Credit	Credit Documentation is Insufficient	CRED 0093	2	Acknowledged
Missing documentation to evidence reason for discrepancy between 2013 child support calculation worksheet in file (pg 501) reflecting payment of $900.36/mo vs. $850/mo payment per 2009 divorce decree (pg 505).   Review Calculated DTI 30.90% / Approved DTI 23.92%, variance exceeds 2% tolerance.

Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.
													Approved	B	B	B	B	B
300173391	TRID	230620	06/28/2016	Compliance	Missing valid Change of Circumstance(s)	TRID 0171	1	Closed
Corresponding COC (pg 248) for LE issued 5/23 (pg 344) lists "loan  amount" as the reason for re-disclosure. Missing valid change of circumstance for decrease to the loan amount to $618,750 from prior disclosure $620,000.
										08/12/2016
Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.

7/18/2016 - LE issued 5/23/2016 reflects decreased to loan amount $618,750. Calculated LTV is 75% based on the decreased loan amount and purchase price $825,000, thus supports lender explanation for the re-disclosure. Program maximum LTV 75%. Confirmed that no fees increased. TRID 0171 Exception Cleared.
													Approved	A	A	A	A	A
300173391	TRID	230638	06/28/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD (pg 129) issued on 6/6/2016 was received by the borrowers at consummation.	08/08/2016
Verified reserves - Post closing reserves of $301,531/64 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.; Verified credit history - 796/731 qualifying credit scores.  700 minimum score required per guidelines.  Credit file dates back to 06/1995. ; Verified housing payment history - Credit report reflects 129 months of current and prior mortgage history paid 0x30.

8/5/2016 - Lender confirms that the Final Closing Disclosure issued on 6/6/2016 was sent and delivered to the borrower on day of issuance (REF STIP 7/18), thus confirming that CD was received at least 3 business days prior to consummation. TRID 0145 Exception Cleared.;
													Approved	A	A	A	A	A
300159344	TRID	230742	06/29/2016	Compliance	Mortgage/Deed of Trust is Incomplete	DEED 0049	1	Closed
Deed of Trust borrower section lists the name of the borrowers trust. B1 signed the Security Instrument "as trustee" only, name of trust not provided with signature. B2 signed individually only. Borrowers should have executed the Security Instrument both individually and as trustees.
										07/27/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%
												7/25/2016 - Borrowers signed the corrected Deed of Trust (REF STIP 7/6) as trustees. Evidence of intent to re-record was previously received via stips on 7/8. DEED 0049 Exception Cleared.	Approved	A	A	A	A	A
300159344	TRID	230787	06/29/2016	Compliance	Initial CD Received Date is < 3 business days prior to Consummation	TRID 0145	1	Closed	Final CD (pg 253) issued 5/19/2016 was received by the borrower at consummation.	07/07/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%

7/6/2016 - Attached is certificate of completion evidencing borrowers receipt of the closing disclosure on 5/19/2016, thus confirming that the disclosure satisfied the 3 day waiting period. TRID 0145 Exception Cleared.
													Approved	A	A	A	A	A
300159344	TRID	230791	06/29/2016	Compliance	Missing Right of Rescission	ROR 0001	1	Closed	Missing H9 Right of Rescission form for Lender to Lender refinance. RORs provided in file are for subordinate loan. Compliance review is incomplete.	07/25/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%
												7/22/2016 - Received a copy of the borrower executed Notice of Right to Cancel form for subject transaction. ROR 0001 Exception Cleared.;	Approved	A	A	A	A	A
300159344	TRID	230807	06/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $1,450,000 is supported. No post closing CDA provided.	07/27/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%

7/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $1,450,000 is supported.  Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.
													Approved	A	A	A	A	A
300159344	TRID	230811	06/29/2016	Credit	Hazard Insurance Coverage Amount is Insufficient	HAZ 0004	1	Closed
Multi insurance renewal declaration (pg 433) is incomplete, pg 1 of 5 provided. Dwelling coverage is not reflected on pg 1 of the policy, thus sufficient coverage cannot be confirmed. Replacement Cost $1,059,180 per Appraisal Report (pg 28).
										07/11/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%

7/8/2016 - Received pgs 2 - 3 of 5 of the Multi insurance policy (pg 433). Current policy provides dwelling coverage in the amount of $696,500, which is sufficient to cover the lesser Note amount for subject transaction. Included is email correspondence from the insurer confirming dwelling coverage is $696,500 with 125% replacement cost ($870,625). HAZ 0004 Exception Cleared.
													Approved	A	A	A	A	A
300159344	TRID	230821	06/29/2016	Credit	Missing Subordination Agreement	NOTE 0006	1	Closed
UPDATED EXCEPTION: Missing the subordination agreement for existing second lien HELOC ($225,000 pg 274) OR evidence of full reconveyance (pg 540). UW conditions # 4 (pg 590) states: "Receipt of a (lender) subordination agreement for the HELOC (loan number).
										07/26/2016
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%

7/26/2016 - The lender confirms that the existing HELOC, which was to be subordinated per UW conditions, has been closed and satisfied. Lender also confirms that the new concurrent 2nd lien HELOC was issued the same account number as the prior / closed HELOC. Existing HELOC was closed and satisfied as required per title commitment (pg 540), thus no subordination agreement would not be required. NOTE 0006 Exception Cleared.;
													Approved	A	A	A	A	A
300159344	TRID	237185	07/25/2016	Compliance	Right of Recission Is Not on Correct Form	ROR 0011	2	Acknowledged	Notice of Right to Cancel was completed on H8 form for lender to lender refinance transaction (ROR 0001 Stip 7/22).
Verified credit history - Oldest tradeline 4/1999, Middle credit scores 804 / 788 with no history of delinquency reported. Minimum credit score required 700.; Low LTV/CLTV/HCLTV - 42.71% LTV/ 56.50% CLTV is below the program maximum of 80% / 80%
													Approved	B	B	B	B	B
300170628	TRID	230964	06/29/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $850,000 is supported. No post closing CDA provided.	07/19/2016
Verified credit history - 790/773 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1993.; Income verified was not used in qualifying - Employment contract (pg 408-412, 421) confirms monthly income from university as  $xxxx/mo plus income from foundation of $xxxx/mo. Income of $xxxx/mo from foundation was not included in qualifying.; Low DTI - 26.81% DTI on fully documented file. 43% maximum DTI per guidelines. ; Verified reserves - Post closing reserves of $613,624.03, 127 months of verified PITI reserves. 9 months of PITI reserves required.
												/1/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $850,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300170628	TRID	231015	06/29/2016	Credit	Power of Attorney is Incomplete	POA 0010	2	Acknowledged
Power of Attorney (pg 341-346) is not specific to transaction. POA is General to Real Estate tranactions. POA should specify the property being purchased and the mortgage documents being signed. Note and Mortgage (pg 322, 306) were not properly signed. POA did not sign coborrowers name.

Verified credit history - 790/773 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1993.; Income verified was not used in qualifying - Employment contract (pg 408-412, 421) confirms monthly income from university as  $xxxx/mo plus income from foundation of $xxxx/mo. Income of $xxxx/mo from foundation was not included in qualifying.; Low DTI - 26.81% DTI on fully documented file. 43% maximum DTI per guidelines. ; Verified reserves - Post closing reserves of $613,624.03, 127 months of verified PITI reserves. 9 months of PITI reserves required.
													Approved	B	B	B	B	B
300170628	TRID	231018	06/29/2016	Credit	Missing Initial 1003 Application	APP 0003	1	Closed	Missing initial 1003 signed by loan officer. The only 1003 document in file is signed final 1003 (pg 1).	07/11/2016
Verified credit history - 790/773 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1993.; Income verified was not used in qualifying - Employment contract (pg 408-412, 421) confirms monthly income from university as  $xxxx/mo plus income from foundation of $xxxx/mo. Income of $xxxx/mo from foundation was not included in qualifying.; Low DTI - 26.81% DTI on fully documented file. 43% maximum DTI per guidelines. ; Verified reserves - Post closing reserves of $613,624.03, 127 months of verified PITI reserves. 9 months of PITI reserves required.
												7/8/2016 - Received a copy of borrower / lender signed initial 1003 / Application. APP 0003 Exception Cleared.	Approved	A	A	A	A	A
300170628	TRID	231049	06/29/2016	Property	Appraisal value is not supported.	APPR 0003	1	Closed	Appraisal value of $850,000 (pg 7). Sales price of $860,000 (pg 324). Missing signed acknowledgement from borrower that sales price exceeds appraisal value.	07/07/2016
Verified credit history - 790/773 qualifying credit scores. 700 minimum score required. No material derogatory credit. Credit file dates back to 9/1993.; Income verified was not used in qualifying - Employment contract (pg 408-412, 421) confirms monthly income from university as  $xxxx/mo plus income from foundation of $xxxx/mo. Income of $xxxx/mo from foundation was not included in qualifying.; Low DTI - 26.81% DTI on fully documented file. 43% maximum DTI per guidelines. ; Verified reserves - Post closing reserves of $613,624.03, 127 months of verified PITI reserves. 9 months of PITI reserves required.

7/6/2016 - Received response from lender: "We dont require something from the borrower when sales price exceeds appraised value". ** Loan file contains evidence of delivery of the appraisal report to borrower prior to loan consummation, thus documenting borrowers knowledge of the purchase price exceeding the appraised value. APPR 0003 Exception Cleared.
													Approved	A	A	A	A	A
300179665	TRID	238844	08/01/2016	Compliance	LE or CD Contact Information Section is Deficient	TRID 0141	2	Acknowledged	07/08/2016 CD (pg 117) and 07/18/2016 CD (pg 123) settlement agent address information is not complete. No city, state or zip code is provided.
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
													Approved	B	B	B	B	B
300179665	TRID	238845	08/01/2016	Compliance	Fee Naming Convention is inconsistent and/or does not meet the Clear and Conspicuous standard (12 CFR 1026.38(h)(4))	TRID 0152	2	Acknowledged	07/08/2016 CD (pg 117) and 07/18/2016 CD (pg 123) does not break out and/or specify title endorsement fee(s) as required.
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
													Approved	B	B	B	B	B
300179665	TRID	238945	08/02/2016	Compliance	Missing E-Sign Disclosure	TRID 0134	1	Closed
Missing evidence that all borrowers were provided with E-Sign disclosure dated within 3 business days of the initial application date of 05/24/2016 or letter on official letterhead attesting to no e-sign.
										08/05/2016
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
												8/3/2016 - Confirmed that the disclosure were not esigned, thus no eDisclosure is required. TRID 0134 Exception Cleared.;	Approved	A	A	A	A	A
300179665	TRID	238946	08/02/2016	Compliance	No proof borrower(s) can receive documents via the electronic method as intended	TRID 0135	1	Closed	Missing evidence of e-sign or letter on official letterhead attesting to no e-sign. HMDA info sheet (pg 216) reflects LE were issued via mail.	08/05/2016
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
												8/3/2016 - Confirmed that the disclosure were not esigned, thus no eDisclosure is required. TRID 0135 Exception Cleared.;	Approved	A	A	A	A	A
300179665	TRID	238949	08/02/2016	Property	Missing Third Party Appraisal Review	APPR 0040	1	Closed	Missing required 3rd party appraisal analysis to reflect value of $875,000 is supported. No post closing CDA provided.	08/09/2016
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
												8/2/2016 - Received 3rd Party Desk Review that reflects original appraisal value of $875,000 is supported. Value confirmed by CDA which is performed by licensed appraiser. APPR 0040 Exception Cleared.	Approved	A	A	A	A	A
300179665	TRID	239004	08/02/2016	Credit	Credit Documentation is Insufficient	CRED 0093	1	Closed
Missing copy of Note to verify $340/mo payment on new (creditor) $17,000 personal line of credit recently opened per borrower letter (pg 146-147) and lender approval (pg 428).  Liability is not reflected on updated credit report (pg 149).  Payment sourced from 1003 for review.
										08/05/2016
Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.

8/5/2016 - Printout confirms limit of $18,500 on borrowers personal line of credit. Statement evidences a loan advance from the personal line of credit to checking account on 5/18/2016. Attached documentation also confirms minimum monthly payment due of $340 / mo.  CRED 0093 Exception Cleared.
													Approved	A	A	A	A	A
300179665	TRID	239028	08/02/2016	Compliance	Closing Disclosure Cash to Close on the Calculating Cash to Close table has changed from the LE with no evidence of the "Did This Change Indicator" flag (12 CFR 1026.38(i)(1)(iii))	TRID 0125	2	Acknowledged
The Closing Costs Paid Before Closing disclosed on the Calculating Cash to Close table has changed from the Loan Estimate ($0.00) to the Final Amount on the Closing Disclosure ($1310.88).  The Did this Change indicator should reflect that the amount has changed.

Verified credit history - 792/805 qualifying credit scores.  700 minimum score required per guidelines.   No derogatory credit.  Credit file dates back to 12/1987. ; Verified housing payment history - Credit report reflects 144 months of current mortgage history paid 0x30.  ; Verified reserves - Post closing reserves of $83,264/25 months of PITI reserves verified.  9 months required per guidelines. All lender reserve requirements have been met.
													Approved	B	B	B	B	B